UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semi-Annual Report

June 30, 2022

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I and Class II shares*

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

*  As of June 30, 2022, each Portfolio offered Class I and Class II, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares).

Dear Shareholders/Contract Owners:

Similar to the first half of 2020, which saw one of the most volatile periods in financial markets history, the six months ending June 30, 2022 (the "Period") were volatile as well, albeit for different reasons. The 2020 period marked the start of the COVID-19 pandemic (the "Pandemic"), whereas the Period was driven primarily by concerns over inflation, interest rates, the Russian invasion of Ukraine, and to a lesser extent, the lingering Pandemic. From an inflation perspective, global prices are increasing at the fastest rate seen in decades, particularly in food and energy. The two main drivers of this are, one, the Russia/Ukraine conflict, where Russia is one of the largest energy suppliers, while Ukraine is one of the world's largest producers and exporters of wheat, and two, supply chain disruptions. The latter has been exacerbated by sporadic resurgences of COVID-19, particularly in China where entire cities have been shut down for weeks.

Given the significant and swift rise in inflation, central banks are changing their years long accommodative and stimulative policies, forced to raise interest rates quickly in an attempt to lower inflation. In the U.S., the Federal Reserve (the "Fed") raised the interest rates by 25 basis points in March, another 50 basis points in May, a further 75 basis points in June, and indicated that several more increases were likely over the remainder of 2022. With these central bank moves, government bond yields have risen substantially as illustrated by the U.S. 10-year Treasury, which has doubled during the Period from 1.51% at the end of 2021 to 3.02% as of June 30, 2022, a level not seen since 2011. In conjunction with the rise in interest rates, economic growth expectations have come down, with U.S. GDP now estimated to be 1.5%-2.0% for the year versus prior estimates of 2.5%-3.0%.

These aforementioned factors have led to increased volatility in the financial markets. While spikes in volatility, as measured by the CBOE Volatility Index ("VIX"), have occurred persistently over the past 2 years, more recent increases have lasted longer. Furthermore, the normalized range to which the VIX subsequently declines following these spikes has also risen to 20-25, up from 15-20 in recent years.

As shown in the chart, the 6-month periods ending June 30, 2022 and June 30, 2021 stand in stark contrast to one another. Whereas markets were very strong during the 2021 period, concerns over inflation, interest rates, the Ukraine/Russia conflict and as a result, the possibility of a recession, weighed heavily in the first half of 2022 with many global equity indices in or near a bear market, which is defined as down 20%. Not only have equity markets struggled, but the rapid rise in interest rates has led to negative returns across much of fixed income, as evidenced by the Bbg US Agg, which was down 10.35% during the Period.

We expect inflation, interest rates, the Ukraine/Russia conflict and economic growth to be the primary concerns for the remainder of 2022 and likely into 2023. In addition, while the Pandemic has eased somewhat with the greater adoption of vaccines globally, COVID-19 has not been eliminated and may continue to pose a risk as new variants emerge.

Given the hardships endured in recent years, we hope this shareholder letter finds you healthy and wish you all the best for the remainder of 2022 and beyond.

Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic BlackRock Allocation Portfolio	S&P Target Risk® Growth Index
Global Atlantic BlackRock Disciplined Core Portfolio	S&P 500® Index
Global Atlantic BlackRock Disciplined Growth Portfolio	Russell 1000® Growth Index
Global Atlantic BlackRock Disciplined International Core Portfolio	MSCI ACWI ex-USA Index
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Russell Midcap® Growth Index
Global Atlantic BlackRock Disciplined Value Portfolio	Russell 1000® Value Index
Global Atlantic BlackRock High Yield Portfolio	ICE BofA BB-B U.S. High Yield Constrained Index
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Bloomberg U.S. Aggregate Bond Index

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

Bloomberg U.S. Aggregate Bond Index ("Bbg US Agg"). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage-backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and S&P Global Ratings ("S&P").

CBOE Volatility Index ("VIX"). An index that reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes.

ICE BofA BB-B U.S. High Yield Constrained Index. An index that contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

MSCI ACWI ex-USA Index. A free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

MSCI EAFE Total Return Index ("MSCI EAFE"). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

Russell 1000® Growth Index. An unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index. An index that measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.

Russell 2000® Index ("Russell 2000"). An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

Russell Midcap® Growth Index. An unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

S&P 500 Index ("S&P 500"). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

S&P MidCap 400 Total Return Index ("S&P MidCap 400"). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

S&P Target Risk® Growth Index. An index that increases exposure to equities, while also providing limited fixed income exposure to diversify risk.

4865430.2

Performance Summary

The Portfolio's performance figures for the periods ended June 30, 2022 as compared to its benchmarks:

			Annualized			Operating Expense**
	Inception Date*	Six Months Ended 6/30/22	One Year Ended 6/30/22	Three Years Ended 6/30/22	Since Inception 6/30/22	Gross Ratios	Net Ratios
Global Atlantic BlackRock Allocation Portfolio
Class I	11/01/17	(14.12)%	(10.84)%	5.39%	5.45%	0.49%	0.49%
Class II	11/01/17	(14.17)%	(11.00)%	5.13%	5.20%	0.74%	0.74%
S&P Target Risk® Growth Index (Total Return)[1]		(15.78)%	(12.83)%	3.73%	4.06%
Global Atlantic BlackRock Disciplined Core Portfolio
Class I	11/01/17	(20.29)%	(11.11)%	10.28%	10.14%	0.49%	0.49%
Class II	11/01/17	(20.39)%	(11.29)%	10.00%	9.85%	0.74%	0.74%
S&P 500® Index (Total Return)[2]		(19.96)%	(10.62)%	10.60%	10.55%
Global Atlantic BlackRock Disciplined Growth Portfolio
Class I	08/20/21	(28.35)%	N/A	N/A	(21.82)%	0.51%	0.48%
Class II	11/01/17	(28.43)%	(19.41)%	10.59%	11.18%	0.76%	0.73%
Russell 1000® Growth Index (Total Return)[3]		(28.07)%	(18.77)%	12.58%	13.09%
Global Atlantic BlackRock Disciplined International Core Portfolio
Class I	11/01/17	(17.84)%	(18.83)%	1.39%	0.69%	0.87%	0.79%
Class II	11/01/17	(17.95)%	(19.05)%	1.11%	0.43%	1.12%	1.04%
MSCI ACWI ex-USA Index[4]		(18.42)%	(19.42)%	1.35%	0.87%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class I	11/01/17	(31.11)%	(29.71)%	4.35%	7.99%	0.65%	0.65%
Class II	11/01/17	(31.21)%	(29.91)%	4.06%	7.72%	0.90%	0.90%
Russell Midcap® Growth Index (Total Return)[5]		(31.00)%	(29.57)%	4.25%	7.79%
Global Atlantic BlackRock Disciplined Value Portfolio
Class I	11/01/17	(13.66)%	(6.93)%	7.00%	6.99%	0.55%	0.55%
Class II	11/01/17	(13.86)%	(7.23)%	6.72%	6.74%	0.80%	0.80%
Russell 1000® Value Index (Total Return)[6]		(12.86)%	(6.82)%	6.87%	6.77%
Global Atlantic BlackRock High Yield Portfolio
Class I	11/01/17	(13.42)%	(12.12)%	(0.30)%	0.85%	0.61%	0.61%
Class II	11/01/17	(13.52)%	(12.36)%	(0.54)%	0.61%	0.86%	0.86%
ICE BofA BB-B U.S. High Yield Constrained Index[7]		(13.64)%	(12.20)%	0.04%	1.69%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Class I	11/01/17	(11.22)%	(11.30)%	(0.80)%	0.75%	0.46%	0.46%
Bloomberg U.S. Aggregate Bond Index[8]		(10.35)%	(10.29)%	(0.93)%	0.75%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

*  Commencement of operations is November 6, 2017, except for Class I shares of the Global Atlantic BlackRock Disciplined Growth Portfolio, which commenced operations on August 20, 2021.

**  The estimated operating expense ratios for Class I and Class II shares, as disclosed in the most recent prospectus dated May 1, 2022. Ratios include Acquired Fund Fees and Expenses indirectly incurred by the Portfolio, if applicable. Gross operating expense ratio reflects the ratio of expenses absent waivers and/or reimbursements by the Adviser. The operating expense ratios presented here may differ from the expense ratios disclosed in the Financial Highlights table in this report.

1  The S&P Target Risk® Growth Index provides increased exposure to equities, while also providing limited fixed income exposure to diversify risk. It is not possible to invest directly in an index.

2  The S&P 500® Index is a market capitalization weighted price index composed of 500 widely held U.S. common stocks. It is frequently used as a measure of U.S. stock market performance. It is not possible to invest directly in an index.

Performance Summary (Continued)

3  The Russell 1000® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

4  The MSCI ACWI ex-USA Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States. It is not possible to invest directly in an index.

5  The Russell Midcap® Growth Index is an unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values. It is not possible to invest directly in an index.

6  The Russell 1000® Value Index measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. It is not possible to invest directly in an index.

7  The ICE BofA BB-B US High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. It is not possible to invest directly in an index.

8  The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. It is not possible to invest directly in an index.

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 99.0%
DEBT FUNDS - 38.6%
iShares 10-20 Year Treasury Bond ETF	9,901	$1,189,605
iShares 1-5 Year Investment Grade Corporate Bond ETF	32,287	1,632,108
iShares Core Total USD Bond Market ETF	237,804	11,133,983
iShares Fallen Angels USD Bond ETF	64,848	1,596,558
iShares TIPS Bond ETF	29,679	3,380,735
iShares U.S. Treasury Bond ETF	215,136	5,141,751
TOTAL DEBT FUNDS		24,074,740
EQUITY FUNDS - 60.4%
iShares Core High Dividend ETF	15,137	1,520,209
iShares Core S&P 500 ETF	35,542	13,475,749
iShares ESG Aware MSCI USA ETF	103,532	8,686,335
iShares MSCI EAFE Growth ETF	27,424	2,207,358
iShares MSCI EAFE Value ETF	105,323	4,571,018
iShares MSCI Emerging Markets Min Vol Factor ETF	46,191	2,560,367
iShares MSCI USA Min Vol Factor ETF	14,185	995,929
iShares S&P Small-Cap 600 Value ETF	13,593	1,210,185
	Shares/ Principal	Fair Value
EQUITY FUNDS - 60.4% (Continued)
iShares U.S. Energy ETF	45,928	$1,750,775
iShares U.S. Infrastructure ETF	17,778	605,163
TOTAL EQUITY FUNDS		37,583,088
TOTAL EXCHANGE TRADED FUNDS (Cost - $61,069,878)		61,657,828
SHORT-TERM INVESTMENTS - 1.0%
MONEY MARKET FUNDS - 1.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a) (Cost - $614,287)	614,287	614,287
TOTAL INVESTMENTS - 100.0% (Cost - $61,684,165)		$62,272,115
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(29,944)
TOTAL NET ASSETS - 100.0%		$62,242,171

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

TIPS - Treasury Inflation Protected Security

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	99.0%
Short-Term Investments	1.0%
Other Assets less Liabilities - Net	0.0%
100.0%

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 2.9%
Boeing Co. (The)*	7,745	$1,058,897
Curtiss-Wright Corp.	4,673	617,116
General Dynamics Corp.	30,544	6,757,860
HEICO Corp.	5,773	756,956
HEICO Corp., Class A	7,506	790,982
Lockheed Martin Corp.	10,305	4,430,738
Northrop Grumman Corp.	2,542	1,216,525
		15,629,074
AIR FREIGHT & LOGISTICS - 0.8%
Expeditors International of Washington, Inc.	2,887	281,367
FedEx Corp.	3,381	766,506
United Parcel Service, Inc., Class B	17,131	3,127,093
		4,174,966
AIRLINES - 0.1%
Delta Air Lines, Inc.*	15,298	443,183
AUTOMOBILES - 2.0%
General Motors Co.*	49,518	1,572,692
Tesla, Inc.*	13,722	9,240,669
		10,813,361
BANKS - 4.4%
Bank of America Corp.	214,601	6,680,529
Bank of Nova Scotia (The)	6,506	385,220
Citigroup, Inc.	47,515	2,185,215
Huntington Bancshares, Inc.	10,851	130,537
JPMorgan Chase & Co.	69,403	7,815,472
Pinnacle Financial Partners, Inc.	2,164	156,479
PNC Financial Services Group, Inc. (The)	7,662	1,208,834
Regions Financial Corp.	60,533	1,134,994
US Bancorp	27,188	1,251,192
Wells Fargo & Co.	61,259	2,399,515
		23,347,987
BEVERAGES - 2.2%
Brown-Forman Corp., Class B	49,207	3,452,363
Coca-Cola Co. (The)	42,681	2,685,062
PepsiCo, Inc.	32,225	5,370,618
		11,508,043
BIOTECHNOLOGY - 1.6%
AbbVie, Inc.	21,760	3,332,761
Amgen, Inc.	12,824	3,120,079
Biogen, Inc.*	4,514	920,585
Exelixis, Inc.*	4,122	85,820
Gilead Sciences, Inc.	6,222	384,582
Regeneron Pharmaceuticals, Inc.*	939	555,071
Vertex Pharmaceuticals, Inc.*	1,259	354,774
		8,753,672
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.5%
Builders FirstSource, Inc.*	3,789	$203,469
Masco Corp.	38,396	1,942,838
Owens Corning	9,819	729,650
		2,875,957
CAPITAL MARKETS - 1.4%
Bank of New York Mellon Corp. (The)	50,526	2,107,440
Charles Schwab Corp. (The)	30,822	1,947,334
CME Group, Inc.	3,819	781,749
Goldman Sachs Group, Inc. (The)	4,057	1,205,010
Intercontinental Exchange, Inc.	9,252	870,058
State Street Corp.	5,803	357,755
Stifel Financial Corp.	3,741	209,571
		7,478,917
CHEMICALS - 1.9%
Corteva, Inc.	6,619	358,353
Ecolab, Inc.	20,395	3,135,935
FMC Corp.	6,169	660,145
Huntsman Corp.	4,438	125,817
Linde PLC	16,470	4,735,619
LyondellBasell Industries NV, Class A	3,528	308,559
Mosaic Co. (The)	7,047	332,830
PPG Industries, Inc.	3,312	378,694
		10,035,952
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Tetra Tech, Inc.	2,890	394,629
Waste Connections, Inc.	934	115,779
		510,408
COMMUNICATIONS EQUIPMENT - 0.3%
Ciena Corp.*	8,551	390,781
Juniper Networks, Inc.	47,417	1,351,384
		1,742,165
CONSUMER FINANCE - 1.1%
Ally Financial, Inc.	7,172	240,334
American Express Co.	24,118	3,343,237
Capital One Financial Corp.	12,918	1,345,926
Discover Financial Services	6,557	620,161
Synchrony Financial	14,695	405,876
		5,955,534
DIVERSIFIED FINANCIAL SERVICES - 2.0%
Berkshire Hathaway, Inc., Class B*	28,153	7,686,332
Voya Financial, Inc.	48,994	2,916,613
		10,602,945
DIVERSIFIED TELECOMMUNICATION - 0.5%
AT&T, Inc.	33,316	698,303
BCE, Inc.	33,004	1,623,137
Iridium Communications, Inc.*	1,677	62,988
TELUS Corp.	10,145	226,031
		2,610,459

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ELECTRIC UTILITIES - 0.9%
Entergy Corp.	6,100	$687,104
NextEra Energy, Inc.	34,277	2,655,096
NRG Energy, Inc.	40,605	1,549,893
		4,892,093
ELECTRICAL EQUIPMENT - 0.5%
AMETEK, Inc.	9,056	995,164
Eaton Corp. PLC	15,353	1,934,324
		2,929,488
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Avnet, Inc.	9,141	391,966
Flex Ltd.*	17,884	258,782
TE Connectivity Ltd.	10,303	1,165,784
		1,816,532
ENERGY EQUIPMENT & SERVICES - 0.5%
Halliburton Co.	42,205	1,323,549
Schlumberger NV	38,355	1,371,575
		2,695,124
ENTERTAINMENT - 0.6%
Activision Blizzard, Inc.	3,923	305,445
Electronic Arts, Inc.	5,909	718,830
Walt Disney Co. (The)*	21,743	2,052,539
Warner Bros Discovery, Inc.*	20,985	281,619
		3,358,433
EQUITY REAL ESTATE INVESTMENT - 2.5%
American Tower Corp.	4,939	1,262,359
Crown Castle International Corp.	15,116	2,545,232
Equinix, Inc.	2,254	1,480,923
Equity Residential	11,330	818,253
Essex Property Trust, Inc.	1,152	301,259
Extra Space Storage, Inc.	3,567	606,818
Lamar Advertising Co., Class A	675	59,380
Mid-America Apartment Communities, Inc.	11,927	2,083,289
Prologis, Inc.	25,104	2,953,486
SBA Communications Corp.	3,759	1,203,068
Simon Property Group, Inc.	2,997	284,475
		13,598,542
FOOD & STAPLES RETAILING - 1.0%
Costco Wholesale Corp.	11,273	5,402,923
Kroger Co. (The)	2,860	135,364
		5,538,287
FOOD PRODUCTS - 1.3%
Archer-Daniels-Midland Co.	5,417	420,359
Bunge Ltd.	5,236	474,853
Hershey Co. (The)	6,491	1,396,603
J M Smucker Co. (The)	974	124,682
	Shares/ Principal	Fair Value
FOOD PRODUCTS - 1.3% (Continued)
McCormick & Co., Inc.	8,814	$733,765
Mondelez International, Inc., Class A	38,554	2,393,818
Tyson Foods, Inc., Class A	13,526	1,164,048
		6,708,128
GAS UTILITIES - 0.0%†
Atmos Energy Corp.	576	64,570
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Abbott Laboratories	32,199	3,498,421
Align Technology, Inc.*	3,108	735,570
Boston Scientific Corp.*	87,870	3,274,915
Edwards Lifesciences Corp.*	7,781	739,895
Enovis Corp.*	1,966	108,130
Hologic, Inc.*	989	68,538
IDEXX Laboratories, Inc.*	2,193	769,151
Medtronic PLC	27,904	2,504,384
		11,699,004
HEALTH CARE PROVIDERS & SERVICES - 4.3%
AmerisourceBergen Corp.	12,411	1,755,908
Cigna Corp.	22,147	5,836,178
CVS Health Corp.	16,968	1,572,255
Elevance Health, Inc.	8,940	4,314,265
McKesson Corp.	4,334	1,413,794
Molina Healthcare, Inc.*	2,429	679,173
UnitedHealth Group, Inc.	14,927	7,666,955
		23,238,528
HOTELS, RESTAURANTS & LEISURE - 1.1%
Chipotle Mexican Grill, Inc.*	161	210,469
Choice Hotels International, Inc.	7,200	803,736
Expedia Group, Inc.*	1,213	115,029
McDonald's Corp.	6,578	1,623,977
Texas Roadhouse, Inc.	1,648	120,633
Travel + Leisure Co.	65,490	2,542,322
Yum! Brands, Inc.	5,211	591,500
		6,007,666
HOUSEHOLD DURABLES - 0.4%
Lennar Corp., Class A	1,897	133,871
Whirlpool Corp.	12,433	1,925,499
		2,059,370
HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Co.	40,941	3,281,012
Procter & Gamble Co. (The)	59,611	8,571,465
		11,852,477
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Vistra Corp.	13,867	316,861
INDUSTRIAL CONGLOMERATES - 0.0%†
General Electric Co.	3,524	224,373

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
INSURANCE - 2.4%
Allstate Corp. (The)	9,031	$1,144,499
Aon PLC, Class A	227	61,218
Hartford Financial Services Group, Inc. (The)	4,763	311,643
Marsh & McLennan Cos., Inc.	16,116	2,502,009
MetLife, Inc.	79,908	5,017,423
Travelers Cos., Inc. (The)	21,086	3,566,275
		12,603,067
INTERACTIVE MEDIA & SERVICES - 5.3%
Alphabet, Inc., Class A*	5,582	12,164,630
Alphabet, Inc., Class C*	4,565	9,985,709
Meta Platforms, Inc., Class A*	38,661	6,234,086
		28,384,425
INTERNET & DIRECT MARKETING RETAIL - 2.7%
Amazon.com, Inc.*	135,347	14,375,205
eBay, Inc.	5,618	234,102
MercadoLibre, Inc.*	71	45,218
		14,654,525
IT SERVICES - 3.7%
Accenture PLC, Class A	3,356	931,793
Automatic Data Processing, Inc.	7,566	1,589,163
Cognizant Technology Solutions Corp., Class A	23,354	1,576,161
Fidelity National Information Services, Inc.	13,780	1,263,213
Gartner, Inc.*	1,432	346,300
Global Payments, Inc.	9,228	1,020,986
GoDaddy, Inc., Class A*	2,066	143,711
Mastercard, Inc., Class A	11,297	3,563,978
Paychex, Inc.	2,418	275,338
PayPal Holdings, Inc.*	24,083	1,681,957
Visa, Inc., Class A	36,924	7,269,966
		19,662,566
LIFE SCIENCES TOOLS & SERVICES - 2.4%
Agilent Technologies, Inc.	23,665	2,810,692
Bruker Corp.	1,951	122,445
Charles River Laboratories International, Inc.*	563	120,465
Danaher Corp.	13,674	3,466,632
Mettler-Toledo International, Inc.*	754	866,173
Syneos Health, Inc.*	19,924	1,428,152
Thermo Fisher Scientific, Inc.	7,067	3,839,360
		12,653,919
MACHINERY - 1.9%
Caterpillar, Inc.	7,644	1,366,441
Cummins, Inc.	9,398	1,818,795
Deere & Co.	4,058	1,215,249
Illinois Tool Works, Inc.	18,415	3,356,134
Otis Worldwide Corp.	6,484	458,224
PACCAR, Inc.	12,320	1,014,429
Snap-on, Inc.	1,056	208,064
	Shares/ Principal	Fair Value
MACHINERY - 1.9% (Continued)
Stanley Black & Decker, Inc.	5,787	$606,825
Timken Co. (The)	988	52,413
		10,096,574
MEDIA - 1.3%
Altice USA, Inc., Class A*	22,012	203,611
Charter Communications, Inc., Class A*	1,568	734,655
Comcast Corp., Class A	79,325	3,112,713
Fox Corp., Class A	88,375	2,842,140
Fox Corp., Class B	2,791	82,893
Paramount Global, Class B	2,026	50,001
		7,026,013
METALS & MINING - 0.2%
Freeport-McMoRan, Inc.	28,409	831,247
MULTILINE RETAIL - 0.8%
Dollar General Corp.	6,128	1,504,057
Target Corp.	18,614	2,628,855
		4,132,912
MULTI-UTILITIES - 1.8%
Ameren Corp.	5,246	474,029
Black Hills Corp.	16,305	1,186,515
CMS Energy Corp.	45,961	3,102,367
Dominion Energy, Inc.	5,558	443,584
DTE Energy Co.	35,069	4,444,996
		9,651,491
OIL, GAS & CONSUMABLE FUELS - 3.7%
APA Corp.	10,255	357,899
Chevron Corp.	27,860	4,033,571
Devon Energy Corp.	12,264	675,869
Diamondback Energy, Inc.	2,938	355,939
EOG Resources, Inc.	26,958	2,977,242
Exxon Mobil Corp.	92,182	7,894,466
Marathon Oil Corp.	54,280	1,220,214
Murphy Oil Corp.	1,878	56,697
Occidental Petroleum Corp.	11,765	692,723
Ovintiv, Inc.	3,661	161,780
Phillips 66	6,835	560,402
Targa Resources Corp.	1,096	65,398
Valero Energy Corp.	6,812	723,979
		19,776,179
PHARMACEUTICALS - 5.4%
Bristol-Myers Squibb Co.	22,065	1,699,005
Eli Lilly and Co.	13,310	4,315,501
GSK PLC, ADR	1,521	66,209
Johnson & Johnson	52,905	9,391,167
Merck & Co., Inc.	51,764	4,719,324
Perrigo Co. PLC	11,832	480,024
Pfizer, Inc.	94,176	4,937,648

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 5.4% (Continued)
Viatris, Inc.	22,394	$234,465
Zoetis, Inc.	17,906	3,077,862
		28,921,205
PROFESSIONAL SERVICES - 0.3%
Booz Allen Hamilton Holding Corp.	8,224	743,121
KBR, Inc.	1,295	62,665
ManpowerGroup, Inc.	670	51,195
Robert Half International, Inc.	6,217	465,591
		1,322,572
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CBRE Group, Inc., Class A*	10,247	754,282
ROAD & RAIL - 1.0%
CSX Corp.	61,575	1,789,370
Landstar System, Inc.	3,471	504,753
Lyft, Inc., Class A*	7,679	101,977
Norfolk Southern Corp.	3,032	689,143
Old Dominion Freight Line, Inc.	1,906	488,470
Schneider National, Inc., Class B	27,535	616,233
Union Pacific Corp.	4,836	1,031,422
		5,221,368
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
Advanced Micro Devices, Inc.*	17,821	1,362,744
Analog Devices, Inc.	16,294	2,380,390
Applied Materials, Inc.	16,361	1,488,524
ASML Holding NV	662	315,033
Broadcom, Inc.	4,845	2,353,749
Cirrus Logic, Inc.*	1,473	106,851
CMC Materials, Inc.	1	175
Intel Corp.	181,904	6,805,029
KLA Corp.	3,693	1,178,362
Lam Research Corp.	3,240	1,380,726
MaxLinear, Inc.*	3,413	115,974
Micron Technology, Inc.	8,320	459,930
Monolithic Power Systems, Inc.	1,330	510,773
NVIDIA Corp.	41,645	6,312,966
NXP Semiconductors NV	342	50,626
QUALCOMM, Inc.	24,730	3,159,010
Semtech Corp.*	1,017	55,905
Silicon Laboratories, Inc.*	9,711	1,361,676
Teradyne, Inc.	4,261	381,573
Texas Instruments, Inc.	11,561	1,776,348
Tower Semiconductor Ltd.*	1,708	78,875
		31,635,239
SOFTWARE - 9.2%
Adobe, Inc.*	8,090	2,961,425
ANSYS, Inc.*	493	117,970
	Shares/ Principal	Fair Value
SOFTWARE - 9.2% (Continued)
Autodesk, Inc.*	863	$148,402
Cadence Design Systems, Inc.*	8,244	1,236,847
Ceridian HCM Holding, Inc.*	4,536	213,555
Citrix Systems, Inc.	2,061	200,267
Fair Isaac Corp.*	207	82,986
Intuit, Inc.	3,712	1,430,753
Microsoft Corp.	132,611	34,058,483
Palo Alto Networks, Inc.*	326	161,025
Paycom Software, Inc.*	1,237	346,509
RingCentral, Inc., Class A*	20,919	1,093,227
Roper Technologies, Inc.	1,569	619,206
salesforce, Inc.*	14,010	2,312,210
ServiceNow, Inc.*	7,200	3,423,744
Workday, Inc., Class A*	7,316	1,021,167
		49,427,776
SPECIALTY RETAIL - 2.0%
Advance Auto Parts, Inc.	1,962	339,602
AutoNation, Inc.*	2,909	325,110
Best Buy Co., Inc.	5,431	354,047
Dick's Sporting Goods, Inc.	2,043	153,981
Foot Locker, Inc.	3,725	94,056
Home Depot, Inc. (The)	18,572	5,093,742
Lowe's Cos., Inc.	16,519	2,885,374
Penske Automotive Group, Inc.	2,830	296,273
TJX Cos., Inc. (The)	15,646	873,829
Tractor Supply Co.	1,774	343,890
		10,759,904
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.4%
Apple, Inc.	251,011	34,318,224
Dell Technologies, Inc., Class C	19,264	890,190
Hewlett Packard Enterprise Co.	122,186	1,620,186
HP, Inc.	59,644	1,955,130
NetApp, Inc.	9,844	642,223
		39,425,953
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
NIKE, Inc., Class B	11,779	1,203,814
Ralph Lauren Corp.	6,472	580,215
		1,784,029
TOBACCO - 0.7%
Altria Group, Inc.	51,715	2,160,136
Philip Morris International, Inc.	18,421	1,818,889
		3,979,025
TRADING COMPANIES & DISTRIBUTORS - 0.3%
SiteOne Landscape Supply, Inc.*	6,142	730,100
United Rentals, Inc.*	2,853	693,022
WW Grainger, Inc.	175	79,525
		1,502,647

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
WIRELESS TELECOMMUNICATION SERVICES - 0.0%†
United States Cellular Corp.*	4,168	$120,705
TOTAL COMMON STOCKS (Cost - $469,141,349)		527,809,722
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a) (Cost - $7,388,050)	7,388,050	7,388,050
TOTAL INVESTMENTS - 99.9% (Cost - $476,529,399)		$535,197,772
OTHER ASSETS LESS LIABILITIES - NET 0.1%		685,736
TOTAL NET ASSETS - 100.0%		$535,883,508

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	46	9/16/2022	$8,526,375	$(177,534)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
COMMON STOCKS - 97.7%
AEROSPACE & DEFENSE - 1.6%
Boeing Co. (The)*	279	$38,145
General Dynamics Corp.	2,977	658,661
HEICO Corp.	625	81,950
HEICO Corp., Class A	798	84,093
Lockheed Martin Corp.	1,075	462,207
		1,325,056
AIR FREIGHT & LOGISTICS - 1.2%
Expeditors International of Washington, Inc.	615	59,938
FedEx Corp.	200	45,342
United Parcel Service, Inc., Class B	4,903	894,994
		1,000,274
AUTOMOBILES - 3.4%
Tesla, Inc.*	4,210	2,835,098
BANKS - 0.6%
Bank of America Corp.	10,623	330,694
JPMorgan Chase & Co.	1,266	142,564
		473,258
BEVERAGES - 2.2%
Brown-Forman Corp., Class B	6,147	431,273
Coca-Cola Co. (The)	5,898	371,043
PepsiCo, Inc.	6,439	1,073,124
		1,875,440
BIOTECHNOLOGY - 2.2%
AbbVie, Inc.	6,958	1,065,687
Amgen, Inc.	2,286	556,184
Biogen, Inc.*	235	47,926
Exelixis, Inc.*	1,892	39,391
Incyte Corp.*	145	11,016
Moderna, Inc.*	176	25,141
Novavax, Inc.*	649	33,378
Vertex Pharmaceuticals, Inc.*	216	60,867
		1,839,590
BUILDING PRODUCTS - 0.3%
Builders FirstSource, Inc.*	745	40,007
Masco Corp.	2,860	144,716
Owens Corning	1,242	92,293
		277,016
CAPITAL MARKETS - 0.8%
Bank of New York Mellon Corp. (The)	912	38,039
Blackstone, Inc.	2,720	248,146
Charles Schwab Corp. (The)	2,052	129,645
MarketAxess Holdings, Inc.	44	11,264
Moody's Corp.	806	219,208
State Street Corp.	175	10,789
Stifel Financial Corp.	197	11,036
		668,127
	Shares/ Principal	Fair Value
CHEMICALS - 1.1%
Ecolab, Inc.	3,660	$562,762
Linde PLC	935	268,841
PPG Industries, Inc.	413	47,222
Sherwin-Williams Co. (The)	86	19,256
		898,081
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Copart, Inc.*	1,310	142,345
Tetra Tech, Inc.	1,308	178,607
		320,952
COMMUNICATIONS EQUIPMENT - 0.1%
Ciena Corp.*	1,961	89,618
Juniper Networks, Inc.	521	14,848
		104,466
CONSUMER FINANCE - 0.9%
Ally Financial, Inc.	766	25,669
American Express Co.	3,840	532,301
Capital One Financial Corp.	670	69,807
Discover Financial Services	1,365	129,102
Synchrony Financial	754	20,825
		777,704
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Voya Financial, Inc.	5,497	327,236
ELECTRIC UTILITIES - 0.1%
NRG Energy, Inc.	1,493	56,988
ELECTRICAL EQUIPMENT - 0.1%
Eaton Corp. PLC	489	61,609
Generac Holdings, Inc.*	48	10,108
		71,717
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Avnet, Inc.	2,326	99,739
CDW Corp.	101	15,914
Coherent, Inc.*	796	211,911
Flex Ltd.*	4,190	60,629
Jabil, Inc.	178	9,115
TE Connectivity Ltd.	2,213	250,401
Zebra Technologies Corp., Class A*	270	79,367
		727,076
ENERGY EQUIPMENT & SERVICES - 0.3%
Halliburton Co.	4,749	148,929
Schlumberger NV	2,681	95,872
		244,801
ENTERTAINMENT - 0.5%
Electronic Arts, Inc.	640	77,856
Live Nation Entertainment, Inc.*	583	48,144
ROBLOX Corp., Class A*	2,288	75,184

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ENTERTAINMENT - 0.5% (Continued)
Spotify Technology SA*	1,390	$130,424
Take-Two Interactive Software, Inc.*	169	20,707
Walt Disney Co. (The)*	358	33,795
		386,110
EQUITY REAL ESTATE INVESTMENT - 1.3%
American Tower Corp.	1,422	363,449
Crown Castle International Corp.	2,448	412,194
Equinix, Inc.	287	188,565
Prologis, Inc.	799	94,003
SBA Communications Corp.	127	40,646
		1,098,857
FOOD & STAPLES RETAILING - 1.7%
Costco Wholesale Corp.	2,933	1,405,728
FOOD PRODUCTS - 0.1%
Hershey Co. (The)	274	58,954
Mondelez International, Inc., Class A	392	24,339
		83,293
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Abbott Laboratories	4,175	453,614
Align Technology, Inc.*	758	179,396
Boston Scientific Corp.*	8,658	322,683
Dexcom, Inc.*	1,060	79,002
Edwards Lifesciences Corp.*	2,635	250,562
IDEXX Laboratories, Inc.*	701	245,862
Intuitive Surgical, Inc.*	808	162,174
Masimo Corp.*	286	37,371
		1,730,664
HEALTH CARE PROVIDERS & SERVICES - 3.3%
AmerisourceBergen Corp.	752	106,393
Cigna Corp.	1,070	281,966
Elevance Health, Inc.	339	163,595
HCA Healthcare, Inc.	124	20,839
McKesson Corp.	466	152,014
Molina Healthcare, Inc.*	54	15,099
UnitedHealth Group, Inc.	3,916	2,011,375
		2,751,281
HEALTH CARE TECHNOLOGY - 0.1%
Veeva Systems, Inc., Class A*	268	53,075
HOTELS, RESTAURANTS & LEISURE - 2.0%
Booking Holdings, Inc.*	187	327,061
Chipotle Mexican Grill, Inc.*	140	183,016
Choice Hotels International, Inc.	1,303	145,454
Expedia Group, Inc.*	1,002	95,020
Marriott International, Inc., Class A	1,381	187,830
McDonald's Corp.	438	108,133
Royal Caribbean Cruises Ltd.*	558	19,480
	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 2.0% (Continued)
Starbucks Corp.	499	$38,119
Texas Roadhouse, Inc.	969	70,931
Travel + Leisure Co.	10,376	402,796
Yum! Brands, Inc.	989	112,261
		1,690,101
HOUSEHOLD DURABLES - 0.0%†
Whirlpool Corp.	271	41,970
HOUSEHOLD PRODUCTS - 1.3%
Colgate-Palmolive Co.	6,901	553,046
Procter & Gamble Co. (The)	4,026	578,899
		1,131,945
INSURANCE - 0.2%
Aon PLC, Class A	150	40,452
MetLife, Inc.	2,178	136,757
Travelers Cos., Inc. (The)	76	12,854
		190,063
INTERACTIVE MEDIA & SERVICES - 5.7%
Alphabet, Inc., Class A*	733	1,597,398
Alphabet, Inc., Class C*	1,107	2,421,507
Match Group, Inc.*	708	49,341
Meta Platforms, Inc., Class A*	4,269	688,376
		4,756,622
INTERNET & DIRECT MARKETING RETAIL - 5.0%
Amazon.com, Inc.*	36,222	3,847,138
Coupang, Inc.*	2,548	32,487
eBay, Inc.	5,409	225,393
MercadoLibre, Inc.*	179	114,000
		4,219,018
IT SERVICES - 6.3%
Accenture PLC, Class A	2,444	678,577
Automatic Data Processing, Inc.	1,981	416,089
Cognizant Technology Solutions Corp., Class A	2,613	176,351
EPAM Systems, Inc.*	246	72,516
Gartner, Inc.*	729	176,294
GoDaddy, Inc., Class A*	656	45,631
Mastercard, Inc., Class A	4,158	1,311,766
Paychex, Inc.	1,441	164,087
PayPal Holdings, Inc.*	3,853	269,094
Visa, Inc., Class A	10,201	2,008,475
		5,318,880
LIFE SCIENCES TOOLS & SERVICES - 2.2%
Agilent Technologies, Inc.	4,558	541,354
Bruker Corp.	2,290	143,720
Charles River Laboratories International, Inc.*	473	101,208
Danaher Corp.	1,067	270,506
Illumina, Inc.*	170	31,341

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
LIFE SCIENCES TOOLS & SERVICES - 2.2% (Continued)
Mettler-Toledo International, Inc.*	267	$306,722
Syneos Health, Inc.*	2,588	185,508
Thermo Fisher Scientific, Inc.	353	191,778
Waters Corp.*	28	9,267
West Pharmaceutical Services, Inc.	203	61,381
		1,842,785
MACHINERY - 1.5%
Caterpillar, Inc.	1,955	349,476
Deere & Co.	1,354	405,482
Illinois Tool Works, Inc.	2,538	462,551
PACCAR, Inc.	417	34,336
Stanley Black & Decker, Inc.	397	41,629
		1,293,474
MEDIA - 0.8%
Altice USA, Inc., Class A*	4,199	38,841
Charter Communications, Inc., Class A*	676	316,726
Comcast Corp., Class A	875	34,335
Fox Corp., Class A	8,517	273,907
		663,809
METALS & MINING - 0.0%†
Freeport-McMoRan, Inc.	1,527	44,680
MULTILINE RETAIL - 0.6%
Dollar General Corp.	832	204,206
Target Corp.	1,903	268,761
		472,967
OIL, GAS & CONSUMABLE FUELS - 1.0%
Devon Energy Corp.	3,045	167,810
EOG Resources, Inc.	4,536	500,956
Exxon Mobil Corp.	178	15,244
Marathon Oil Corp.	1,873	42,105
Occidental Petroleum Corp.	1,208	71,127
Ovintiv, Inc.	730	32,259
		829,501
PERSONAL PRODUCTS - 0.4%
Estee Lauder Cos., Inc. (The), Class A	1,217	309,933
PHARMACEUTICALS - 3.2%
Bristol-Myers Squibb Co.	675	51,975
Eli Lilly and Co.	3,751	1,216,187
Johnson & Johnson	583	103,488
Merck & Co., Inc.	6,832	622,873
Zoetis, Inc.	3,993	686,357
		2,680,880
PROFESSIONAL SERVICES - 0.1%
Booz Allen Hamilton Holding Corp.	565	51,054
Robert Half International, Inc.	253	18,947
		70,001
	Shares/ Principal	Fair Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CBRE Group, Inc., Class A*	665	$48,951
Zillow Group, Inc., Class A*	200	6,362
		55,313
ROAD & RAIL - 0.9%
CSX Corp.	2,031	59,021
JB Hunt Transport Services, Inc.	272	42,832
Lyft, Inc., Class A*	2,574	34,182
Old Dominion Freight Line, Inc.	965	247,310
Uber Technologies, Inc.*	5,139	105,144
Union Pacific Corp.	1,193	254,443
XPO Logistics, Inc.*	867	41,755
		784,687
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.2%
Advanced Micro Devices, Inc.*	5,448	416,571
Analog Devices, Inc.	1,209	176,623
Applied Materials, Inc.	5,885	535,417
Broadcom, Inc.	1,780	864,742
Enphase Energy, Inc.*	291	56,815
Intel Corp.	11,031	412,670
KLA Corp.	1,651	526,801
Lam Research Corp.	659	280,833
Lattice Semiconductor Corp.*	934	45,299
MaxLinear, Inc.*	923	31,363
Micron Technology, Inc.	843	46,601
Monolithic Power Systems, Inc.	419	160,913
NVIDIA Corp.	12,424	1,883,354
NXP Semiconductors NV	378	55,955
QUALCOMM, Inc.	6,959	888,943
Semtech Corp.*	773	42,492
Silicon Laboratories, Inc.*	1,016	142,463
Teradyne, Inc.	1,267	113,460
Texas Instruments, Inc.	1,115	171,320
		6,852,635
SOFTWARE - 17.2%
Adobe, Inc.*	2,821	1,032,655
ANSYS, Inc.*	446	106,723
Atlassian Corp. PLC, Class A*	471	88,265
Autodesk, Inc.*	1,694	291,300
Box, Inc., Class A*	456	11,464
Cadence Design Systems, Inc.*	3,086	462,993
Ceridian HCM Holding, Inc.*	2,231	105,035
Crowdstrike Holdings, Inc., Class A*	960	161,818
Datadog, Inc., Class A*	519	49,430
DocuSign, Inc.*	785	45,043
Dynatrace, Inc.*	322	12,700
Fair Isaac Corp.*	105	42,095
Fortinet, Inc.*	4,425	250,367
HubSpot, Inc.*	516	155,135

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
SOFTWARE - 17.2% (Continued)
Intuit, Inc.	1,667	$642,528
Manhattan Associates, Inc.*	1,020	116,892
Microsoft Corp.	31,768	8,158,975
Oracle Corp.	2,496	174,396
Palo Alto Networks, Inc.*	771	380,828
Paycom Software, Inc.*	739	207,009
PTC, Inc.*	164	17,440
RingCentral, Inc., Class A*	1,562	81,630
Roper Technologies, Inc.	56	22,100
salesforce, Inc.*	1,096	180,884
ServiceNow, Inc.*	1,919	912,523
Splunk, Inc.*	881	77,933
Synopsys, Inc.*	320	97,184
Trade Desk, Inc. (The), Class A*	662	27,731
VMware, Inc., Class A	532	60,637
Workday, Inc., Class A*	2,289	319,499
Zendesk, Inc.*	562	41,627
Zscaler, Inc.*	456	68,177
		14,403,016
SPECIALTY RETAIL - 3.1%
AutoNation, Inc.*	191	21,346
Best Buy Co., Inc.	393	25,620
Dick's Sporting Goods, Inc.	407	30,676
Home Depot, Inc. (The)	5,141	1,410,022
Lowe's Cos., Inc.	3,577	624,795
TJX Cos., Inc. (The)	5,304	296,228
Tractor Supply Co.	370	71,724
Ulta Beauty, Inc.*	147	56,665
Williams-Sonoma, Inc.	387	42,938
		2,580,014
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 10.8%
Apple, Inc.	59,383	8,118,844
Dell Technologies, Inc., Class C	4,576	211,457
Hewlett Packard Enterprise Co.	7,508	99,556
HP, Inc.	11,003	360,678
	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 10.8% (Continued)
NetApp, Inc.	2,506	$163,491
Pure Storage, Inc., Class A*	2,777	71,397
		9,025,423
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
Lululemon Athletica, Inc.*	350	95,414
NIKE, Inc., Class B	4,886	499,349
Ralph Lauren Corp.	638	57,197
Under Armour, Inc., Class A*	828	6,897
		658,857
TOBACCO - 0.3%
Altria Group, Inc.	5,525	230,779
TRADING COMPANIES & DISTRIBUTORS - 0.3%
SiteOne Landscape Supply, Inc.*	1,505	178,899
United Rentals, Inc.*	290	70,444
WW Grainger, Inc.	33	14,996
		264,339
TOTAL COMMON STOCKS (Cost - $69,950,650)		81,743,580
SHORT-TERM INVESTMENTS - 1.9%
MONEY MARKET FUNDS - 1.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a) (Cost - $1,569,544)	1,569,544	1,569,544
TOTAL INVESTMENTS - 99.6% (Cost - $71,520,194)		$83,313,124
OTHER ASSETS LESS LIABILITIES - NET 0.4%		319,431
TOTAL NET ASSETS - 100.0%		$83,632,555

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company
Holdings by Asset Class	% of Net Assets
Common Stocks	97.7%
Short-Term Investments	1.9%
Other Assets Less Liabilities - Net	0.4%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	7	9/16/2022	$1,614,130	$(36,382)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
COMMON STOCKS - 87.2%
AEROSPACE & DEFENSE - 0.7%
Airbus SE	350	$33,828
BAE Systems PLC	5,478	55,231
Embraer SA*	9,191	20,159
Kongsberg Gruppen ASA	441	15,757
Leonardo SpA	3,628	36,708
MTU Aero Engines AG	74	13,438
Rheinmetall AG	285	65,639
Rolls-Royce Holdings PLC*	54,158	54,558
Saab AB, Class B	4,666	192,425
Safran SA	1,990	195,999
Thales SA	1,674	204,847
		888,589
AIR FREIGHT & LOGISTICS - 0.3%
Deutsche Post AG	2,789	104,209
DSV A/S	782	108,967
JD Logistics, Inc.*,(a)	4,000	8,727
Mainfreight Ltd.	267	11,604
PostNL NV	10,987	33,253
SG Holdings Co. Ltd.	1,000	16,849
ZTO Express Cayman, Inc., ADR	4,120	113,094
		396,703
AIRLINES - 0.1%
Air China Ltd., Class H*	20,000	17,383
CAPITAL A BHD*	89,900	12,442
China Eastern Airlines Corp. Ltd., Class A*	18,600	15,254
International Consolidated Airlines Group SA*	36,066	47,138
Jin Air Co. Ltd.*	1,154	12,265
Korean Air Lines Co. Ltd.*	1,051	20,398
		124,880
AUTO COMPONENTS - 0.3%
Hyundai Mobis Co. Ltd.	743	113,876
Koito Manufacturing Co. Ltd.	1,000	31,688
Mando Corp.	497	18,201
NGK Spark Plug Co. Ltd.	3,800	68,893
NOK Corp.	1,500	12,189
Pirelli & C SpA (a)	26,219	106,244
Valeo	1,969	37,928
		389,019
AUTOMOBILES - 2.5%
BAIC Motor Corp. Ltd., Class H*,(a)	40,500	13,471
Bayerische Motoren Werke AG	5,464	419,628
BYD Co. Ltd., Class A	6,626	330,088
BYD Co. Ltd., Class H	7,500	300,117
Ferrari NV	628	115,026
Geely Automobile Holdings Ltd.	41,000	93,213
	Shares/ Principal	Fair Value
AUTOMOBILES - 2.5% (Continued)
Great Wall Motor Co. Ltd., Class A	3,300	$18,259
Great Wall Motor Co. Ltd., Class H	29,000	59,649
Honda Motor Co. Ltd.	12,500	302,989
Hyundai Motor Co.	228	31,696
Kia Corp.	907	53,998
Li Auto, Inc., ADR*	2,860	109,567
Mercedes-Benz Group AG	8,431	486,720
NIO, Inc., ADR*	5,867	127,431
Nissan Motor Co. Ltd.	20,600	80,092
Renault SA*	2,222	55,264
Stellantis NV	9,234	113,836
Subaru Corp.	5,900	104,728
Suzuki Motor Corp.	1,600	50,218
Toyota Motor Corp.	29,000	448,272
Volkswagen AG	76	13,817
XPeng, Inc., ADR*	1,776	56,370
XPeng, Inc., Class A*	1,200	19,330
		3,403,779
BANKS - 9.7%
ABN AMRO Bank NV, CVA (a)	1,727	19,346
Absa Group Ltd.	8,658	81,705
Agricultural Bank of China Ltd., Class H*	47,000	17,729
Aozora Bank Ltd.	1,100	21,351
Australia & New Zealand Banking Group Ltd.	14,450	218,902
Banco Bilbao Vizcaya Argentaria SA	57,043	258,252
Banco Bradesco SA	14,933	40,977
Banco de Sabadell SA	3,124	2,484
Banco do Brasil SA	4,536	28,919
Banco Santander Brasil SA	9,764	53,698
Banco Santander SA	148,811	418,184
Bangkok Bank PCL, NVDR	5,100	19,185
Bank Central Asia TBK PT	656,000	319,248
Bank Hapoalim BM	33,144	275,967
Bank Mandiri Persero TBK PT	115,300	61,336
Bank Negara Indonesia Persero Tbk PT	43,900	23,132
Bank of China Ltd., Class H*	229,000	91,344
Bank of Ningbo Co. Ltd., Class A	6,550	35,038
Bank of Nova Scotia (The)	13,954	824,075
Bank Rakyat Indonesia Persero TBK PT	438,800	122,237
Bankinter SA	9,199	57,241
Banque Cantonale Vaudoise	804	62,902
Barclays PLC	12,426	23,107
BAWAG Group AG*,(a)	3,279	137,670
BNP Paribas SA	7,320	347,164
BOC Hong Kong Holdings Ltd.	57,500	227,158
BPER Banca	47,344	77,585
Capitec Bank Holdings Ltd.	595	71,990
China CITIC Bank Corp. Ltd., Class H	179,000	80,068
China Construction Bank Corp., Class H	581,000	390,199

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
BANKS - 9.7% (Continued)
China Merchants Bank Co. Ltd., Class A	13,400	$84,472
China Merchants Bank Co. Ltd., Class H	36,500	244,203
CIMB Group Holdings BHD	53,200	59,869
Commerzbank AG*	19,657	137,400
Commonwealth Bank of Australia	10,316	641,137
Credit Agricole SA	17,278	157,711
DBS Group Holdings Ltd.	6,500	138,622
DNB Bank ASA	21,241	379,574
Erste Group Bank AG	4,273	108,106
FinecoBank Banca Fineco SpA	1,273	15,198
Grupo Financiero Banorte SAB de CV, Class O	33,407	186,112
Hana Financial Group, Inc.	697	21,124
Hong Leong Bank BHD	4,200	19,497
HSBC Holdings PLC	87,136	566,784
Industrial & Commercial Bank of China Ltd., Class H*	355,000	210,821
ING Groep NV	25,948	255,838
Intesa Sanpaolo SpA	139,779	260,115
Israel Discount Bank Ltd., Class A	35,633	184,771
Japan Post Bank Co. Ltd.	14,600	113,378
Jyske Bank A/S*	339	16,513
KB Financial Group, Inc.	616	22,844
KBC Group NV	3,472	194,340
Lloyds Banking Group PLC	547,300	281,221
Malayan Banking BHD	155,300	302,672
Mediobanca Banca di Credito Finanziario SpA	25,889	223,508
Mizrahi Tefahot Bank Ltd.	2,427	80,042
Mizuho Financial Group, Inc.	20,200	229,426
National Australia Bank Ltd.	9,848	185,485
Nedbank Group Ltd.	2,444	30,920
Nordea Bank Abp	46,861	411,567
OTP Bank Nyrt	4,889	108,487
Oversea-Chinese Banking Corp. Ltd.	20,500	167,777
Ping An Bank Co. Ltd., Class A*	19,300	43,188
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	31,758
Public Bank BHD	211,900	210,097
Raiffeisen Bank International AG	885	9,567
RHB Bank BHD	99,400	129,226
Royal Bank of Canada	4,226	408,333
Shinhan Financial Group Co. Ltd.	2,179	62,178
Societe Generale SA	10,269	224,269
Standard Bank Group Ltd.	19,329	183,078
Standard Chartered PLC	12,625	94,846
Sumitomo Mitsui Financial Group, Inc.	23,000	682,610
TMBThanachart Bank PCL, NVDR	488,400	16,991
Toronto-Dominion Bank (The)	2,915	190,748
UniCredit SpA	15,779	149,538
United Overseas Bank Ltd.	7,500	141,464
Westpac Banking Corp.	11,262	151,014
		13,176,632
	Shares/ Principal	Fair Value
BEVERAGES - 2.3%
Ambev SA	65,559	$167,738
Anheuser-Busch InBev SA	8,008	429,984
Arca Continental SAB de CV	20,605	135,452
Budweiser Brewing Co. APAC Ltd. (a)	5,700	17,070
Carlsberg A/S, Class B	606	77,013
China Resources Beer Holdings Co. Ltd.	4,000	29,820
Coca-Cola Femsa SAB de CV	6,091	33,652
Davide Campari-Milano NV	4,817	50,536
Diageo PLC	20,560	881,534
Fomento Economico Mexicano SAB de CV	18,619	125,257
Heineken NV	1,553	141,252
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,000	27,359
JiuGui Liquor Co. Ltd., Class A	600	16,654
Kweichow Moutai Co. Ltd., Class A	400	122,194
Luzhou Laojiao Co., Ltd., Class A	900	33,145
Pernod Ricard SA	1,771	324,567
Remy Cointreau SA	546	95,155
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	990	48,034
Suntory Beverage & Food Ltd.	4,200	158,596
Treasury Wine Estates Ltd.	13,874	108,284
Wuliangye Yibin Co. Ltd., Class A	2,400	72,395
		3,095,691
BIOTECHNOLOGY - 0.8%
3SBio, Inc. (a)	7,500	5,964
Argenx SE*	95	35,506
BeiGene Ltd., ADR*	449	72,671
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,740	40,366
Celltrion, Inc.	729	100,221
CSL Ltd.	2,604	481,790
Galapagos NV*	971	53,842
Genmab A/S*	595	192,134
Grifols SA*	770	14,518
Idorsia Ltd.*	858	12,233
Imeik Technology Development Co. Ltd., Class A	400	35,852
Innovent Biologics, Inc.*,(a)	7,000	31,133
SK Bioscience Co. Ltd.*	79	6,115
Swedish Orphan Biovitrum AB*	891	19,233
Zai Lab Ltd., ADR*	403	13,976
		1,115,554
BUILDING PRODUCTS - 0.3%
Assa Abloy AB, Class B	1,223	25,934
Belimo Holding AG	32	11,231
Cie de Saint-Gobain	962	41,180
Daikin Industries Ltd.	1,000	160,097
Kingspan Group PLC	1,598	95,894
Sanwa Holdings Corp.	1,300	12,440
		346,776

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
CAPITAL MARKETS - 2.0%
Amundi SA (a)	1,875	$102,323
B3 SA - Brasil Bolsa Balcao	88,416	186,150
Banca Generali SpA	2,918	82,245
Brookfield Asset Management, Inc., Class A	1,279	56,774
China International Capital Corp. Ltd., Class H (a)	20,000	42,615
CITIC Securities Co., Ltd., Class A	43,710	141,428
Deutsche Bank AG	36,166	314,501
Deutsche Boerse AG	1,432	238,935
DWS Group GmbH & Co. KGaA (a)	2,084	54,381
East Money Information Co. Ltd., Class A	19,437	73,749
Futu Holdings Ltd., ADR*	303	15,820
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	40,216
Hong Kong Exchanges & Clearing Ltd.	3,400	167,250
IG Group Holdings PLC	5,468	45,853
IGM Financial, Inc.	862	23,054
Insignia Financial Ltd.	19,449	35,976
Julius Baer Group Ltd.	875	40,252
Macquarie Group Ltd.	2,608	295,031
Partners Group Holding AG	154	138,372
Perpetual Ltd.	1,866	37,058
Reinet Investments SCA	690	12,037
SBI Holdings, Inc.	2,000	39,086
TMX Group Ltd.	1,244	126,334
UBS Group AG	20,784	334,116
		2,643,556
CHEMICALS - 2.7%
Air Liquide SA	3,015	403,838
Air Water, Inc.	1,100	13,797
Arkema SA	139	12,340
Asahi Kasei Corp.	17,400	132,689
BASF SE	1,231	53,441
Croda International PLC	1,561	122,693
DIC Corp.	1,900	33,635
Dongyue Group Ltd.	6,000	7,509
Evonik Industries AG	8,440	179,648
Givaudan SA	75	262,992
Hyosung Advanced Materials Corp.	30	8,792
Incitec Pivot Ltd.	6,328	14,403
Israel Corp. Ltd. (The)*	27	11,834
Johnson Matthey PLC	1,862	43,541
K+S AG	630	15,274
Kaneka Corp.	300	7,376
Kansai Paint Co. Ltd.	300	3,820
Kuraray Co. Ltd.	2,200	17,732
LG Chem Ltd.	453	180,028
Nippon Shokubai Co. Ltd.	1,100	42,509
Nitto Denko Corp.	800	51,702
Novozymes A/S, Class B	1,980	118,577
Nutrien Ltd.	3,019	239,914
OCI NV	1,207	39,723
	Shares/ Principal	Fair Value
CHEMICALS - 2.7% (Continued)
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,600	$20,172
Shenzhen Capchem Technology Co. Ltd., Class A	1,980	15,546
Shin-Etsu Chemical Co. Ltd.	3,000	337,860
Sika AG	1,111	255,309
Solvay SA	2,179	176,138
Sumitomo Chemical Co. Ltd.	151,500	592,150
Symrise AG	649	70,462
Teijin Ltd.	2,400	24,962
Toray Industries, Inc.	3,700	20,731
Tosoh Corp.	1,600	19,845
Umicore SA	936	32,605
Wanhua Chemical Group Co. Ltd., Class A	2,700	39,119
Yunnan Energy New Material Co. Ltd., Class A	500	18,706
		3,641,412
COMMERCIAL SERVICES & SUPPLIES - 0.2%
HomeServe PLC	10,227	145,564
Rentokil Initial PLC	9,497	54,739
		200,303
COMMUNICATIONS EQUIPMENT - 0.4%
Nokia Oyj	56,849	263,852
Telefonaktiebolaget LM Ericsson, Class B	39,560	294,440
ZTE Corp., Class A	8,200	31,272
		589,564
CONSTRUCTION & ENGINEERING - 0.1%
Ackermans & van Haaren NV	77	11,471
COMSYS Holdings Corp.	600	11,421
HOCHTIEF AG	999	48,513
Kandenko Co. Ltd.	3,900	24,286
Metallurgical Corp. of China Ltd., Class H	72,000	17,250
Vinci SA	683	60,665
WSP Global, Inc.	148	16,698
		190,304
CONSTRUCTION MATERIALS - 0.2%
Cemex SAB de CV*	113,453	44,142
CRH PLC	1,866	63,997
James Hardie Industries PLC	9,229	201,623
Taiheiyo Cement Corp.	600	8,943
		318,705
CONSUMER FINANCE - 0.0%†
Muangthai Capital PCL, NVDR	8,800	10,641
CONTAINERS & PACKAGING - 0.0%†
Orora Ltd.	7,034	17,655
Smurfit Kappa Group PLC	767	25,723
		43,378

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
DIVERSIFIED CONSUMER SERVICES - 0.0%†
Benesse Holdings, Inc.	2,500	$40,429
Cogna Educacao*	29,080	11,845
		52,274
DIVERSIFIED FINANCIAL SERVICES - 0.7%
Banca Mediolanum SpA	12,195	80,040
Challenger Ltd.	8,543	40,182
EXOR NV	516	32,087
FirstRand Ltd.	37,438	142,531
Groupe Bruxelles Lambert SA	2,406	200,423
Industrivarden AB, Class A	1,396	31,360
Industrivarden AB, Class C	4,661	103,478
Investor AB, Class A	2,067	37,044
Investor AB, Class B	6,062	99,489
L E Lundbergforetagen AB, Class B	1,692	68,671
M&G PLC	7,398	17,484
Mitsubishi HC Capital, Inc.	7,300	33,637
		886,426
DIVERSIFIED TELECOMMUNICATION - 2.1%
BCE, Inc.	11,010	540,023
Bezeq The Israeli Telecommunication Corp. Ltd.	10,979	16,991
BT Group PLC	74,731	169,080
China Tower Corp. Ltd., Class H (a)	112,000	14,416
Deutsche Telekom AG	14,876	294,650
KT Corp.	7,588	213,018
Nippon Telegraph & Telephone Corp.	12,900	369,941
Orange SA	12,637	148,231
PCCW Ltd.	129,000	68,224
Singapore Telecommunications Ltd.	387,300	704,081
Spark New Zealand Ltd.	11,045	32,963
Telecom Italia SpA/Milano*	117,804	30,057
Telekom Malaysia BHD	38,800	46,217
Telenor ASA	2,862	37,949
Telstra Corp. Ltd.	46,653	123,512
		2,809,353
ELECTRIC UTILITIES - 1.4%
Acciona SA	741	135,956
Chugoku Electric Power Co., Inc. (The)	3,900	25,061
CPFL Energia SA	16,341	96,556
EDP - Energias de Portugal SA	36,533	170,037
Electricite de France SA	18,139	148,028
Emera, Inc.	4,332	202,504
Enel SpA	84,440	460,810
Energisa SA	4,781	36,872
Equatorial Energia SA	4,300	18,813
Hydro One Ltd. (a)	1,648	44,217
Iberdrola SA	15,626	161,663
Kyushu Electric Power Co., Inc.	2,700	17,330
Light SA	4,100	4,571
Orsted AS (a)	97	10,117
	Shares/ Principal	Fair Value
ELECTRIC UTILITIES - 1.4% (Continued)
Shikoku Electric Power Co., Inc.	6,600	$38,428
SSE PLC	10,397	204,046
Tenaga Nasional BHD	101,000	182,866
		1,957,875
ELECTRICAL EQUIPMENT - 0.9%
ABB Ltd.	4,327	115,073
Contemporary Amperex Technology Co. Ltd., Class A	2,624	209,315
Legrand SA	4,397	323,893
Mitsubishi Electric Corp.	1,200	12,817
Nidec Corp.	500	30,842
Nordex SE*	1,538	13,082
Schneider Electric SE	3,716	438,604
Vestas Wind Systems A/S	2,397	50,512
WEG SA	15,148	76,617
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,200	11,599
		1,282,354
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
AAC Technologies Holdings, Inc.	3,500	8,055
Alps Alpine Co. Ltd.	3,800	38,516
Anritsu Corp.	1,200	12,967
BOE Technology Group Co. Ltd., Class A	41,300	24,307
Canon Marketing Japan, Inc.	700	14,520
GoerTek, Inc., Class A	2,900	14,556
Halma PLC	1,846	45,039
Hana Microelectronics PCL, NVDR	8,400	9,682
Hexagon AB, Class B	4,403	45,652
KCE Electronics PCL, NVDR	13,900	23,688
Keyence Corp.	800	273,115
LG Innotek Co. Ltd.	177	46,690
Murata Manufacturing Co. Ltd.	4,500	244,982
Omron Corp.	5,200	263,761
Samsung Electro-Mechanics Co. Ltd.	893	89,754
Samsung SDI Co. Ltd.	378	154,880
Shimadzu Corp.	1,300	41,051
Spectris PLC	636	20,939
Sunny Optical Technology Group Co. Ltd.	3,600	58,678
TDK Corp.	1,200	37,010
		1,467,842
ENERGY EQUIPMENT & SERVICES - 0.0%†
Dialog Group BHD	15,700	7,587
Worley Ltd.	5,399	52,868
		60,455
ENTERTAINMENT - 0.6%
Bilibili, Inc., Class Z*	660	16,906
Krafton, Inc.*	54	9,108
NCSoft Corp.	161	43,338
NetEase, Inc.	18,960	348,178

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ENTERTAINMENT - 0.6% (Continued)
Netmarble Corp. (a)	287	$15,230
Nexon Co. Ltd.	2,100	42,941
Nintendo Co. Ltd.	400	172,772
Sea Ltd., ADR*	2,158	144,284
Tencent Music Entertainment Group, ADR*	3,441	17,274
		810,031
EQUITY REAL ESTATE INVESTMENT - 0.6%
British Land Co. PLC (The)	2,752	14,943
Champion REIT	23,000	10,229
Charter Hall Group	1,883	14,023
First Capital Real Estate Investment Trust	1,897	22,030
Goodman Group	11,783	144,550
GPT Group (The)	14,419	41,842
Klepierre SA*	3,875	74,379
Link REIT	13,300	108,475
Mapletree Commercial Trust	20,100	26,430
Mirvac Group	64,791	87,993
Scentre Group	117,600	209,447
Stockland	7,275	18,060
Warehouses De Pauw CVA	3,155	98,952
		871,353
FOOD & STAPLES RETAILING - 1.0%
Alimentation Couche-Tard, Inc.	2,442	95,052
Berli Jucker PCL, NVDR	86,400	79,423
Carrefour SA	4,533	80,018
Clicks Group Ltd.	2,219	37,020
Etablissements Franz Colruyt NV	827	22,436
George Weston Ltd.	481	56,070
J Sainsbury PLC	9,947	24,643
Jeronimo Martins SGPS SA	3,309	71,748
Kesko Oyj, Class B	1,718	40,430
Koninklijke Ahold Delhaize NV	8,716	226,528
Lawson, Inc.	500	16,635
Loblaw Cos. Ltd.	1,220	109,795
Sendas Distribuidora SA	11,898	32,513
Siam Makro PCL, NVDR	13,900	13,760
Sundrug Co. Ltd.	2,700	60,219
Tesco PLC	101,630	315,350
Tsuruha Holdings, Inc.	200	10,850
Wal-Mart de Mexico SAB de CV	21,019	72,092
		1,364,582
FOOD PRODUCTS - 2.2%
Associated British Foods PLC	1,957	37,504
AVI Ltd.	2,983	11,967
Calbee, Inc.	12,800	257,781
Dali Foods Group Co. Ltd. (a)	66,000	35,073
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,430	19,302
Fuji Oil Holdings, Inc.	4,200	66,221
	Shares/ Principal	Fair Value
FOOD PRODUCTS - 2.2% (Continued)
Grupo Bimbo SAB de CV, Series A	23,733	$77,295
Itoham Yonekyu Holdings, Inc.	2,300	11,698
JDE Peet's NV	656	18,627
Kerry Group PLC, Class A	559	53,380
Kuala Lumpur Kepong BHD	6,300	31,361
Marfrig Global Foods SA	6,648	15,420
Minerva SA/Brazil	8,446	21,384
Morinaga & Co. Ltd./Japan	1,600	51,231
Nestle SA	19,004	2,212,154
Nissin Foods Holdings Co. Ltd.	600	41,382
QL Resources BHD	10,350	12,211
Strauss Group Ltd.	750	18,362
Uni-President China Holdings Ltd.	21,000	18,011
Yamazaki Baking Co. Ltd.	2,000	24,394
		3,034,758
GAS UTILITIES - 0.6%
APA Group	2,496	19,344
Beijing Enterprises Holdings Ltd.	10,000	35,555
China Resources Gas Group Ltd.	4,000	18,631
ENN Energy Holdings Ltd.	6,200	101,846
Italgas SpA	20,418	118,577
Korea Gas Corp.	1,943	59,185
Kunlun Energy Co. Ltd.	22,000	18,027
Perusahaan Gas Negara TBK PT	194,400	20,748
Rubis SCA	8,136	189,509
Snam SpA	21,181	110,696
Tokyo Gas Co. Ltd.	7,500	154,963
Towngas Smart Energy Co. Ltd*	14,000	7,458
		854,539
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Coloplast A/S, Class B	147	16,706
Demant A/S*	353	13,215
Elekta AB, Class B	17,222	118,753
Fisher & Paykel Healthcare Corp. Ltd.	8,648	107,430
Hartalega Holdings BHD	31,600	21,939
Hoya Corp.	3,900	332,572
Koninklijke Philips NV	1,730	37,176
Nihon Kohden Corp.	600	12,251
Olympus Corp.	8,000	160,554
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,500	116,965
Straumann Holding AG	778	93,171
Supermax Corp. BHD	17,112	3,397
Terumo Corp.	8,500	255,773
		1,289,902
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Aier Eye Hospital Group Co., Ltd., Class A*	2,300	15,382
Amplifon SpA	935	28,592
Celltrion Healthcare Co. Ltd.	399	21,081

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 0.2% (Continued)
Fleury SA	4,972	$15,450
Fresenius Medical Care AG & Co. KGaA	515	25,644
IHH Healthcare BHD	81,600	119,414
		225,563
HEALTH CARE TECHNOLOGY - 0.0%†
M3, Inc.	1,300	37,300
HOTELS, RESTAURANTS & LEISURE - 0.7%
Aristocrat Leisure Ltd.	14,105	333,462
Compass Group PLC	3,776	77,041
Evolution AB (a)	498	45,201
Flight Centre Travel Group Ltd.*	1,574	18,790
Flutter Entertainment PLC*	619	62,435
Greggs PLC	2,961	65,015
Jiumaojiu International Holdings Ltd. (a)	10,000	26,571
Sodexo SA	1,480	103,759
Trip.com Group Ltd., ADR*	1,195	32,803
Whitbread PLC	4,865	146,408
		911,485
HOUSEHOLD DURABLES - 0.8%
Barratt Developments PLC	1,752	9,732
Bellway PLC	1,378	35,914
Casio Computer Co. Ltd.	11,400	105,646
LG Electronics, Inc.	378	25,707
Nikon Corp.	5,400	62,365
Persimmon PLC	981	22,195
Rinnai Corp.	500	34,338
Sekisui House Ltd.	16,700	292,132
Sony Group Corp.	5,700	465,507
Taylor Wimpey PLC	26,811	37,982
		1,091,518
HOUSEHOLD PRODUCTS - 0.3%
Essity AB, Class B	2,704	70,480
Lion Corp.	4,300	47,350
Pigeon Corp.	2,200	30,137
Unicharm Corp.	7,800	260,660
		408,627
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
B Grimm Power PCL	10,800	10,691
China Longyuan Power Group Corp. Ltd., Class H	28,000	54,095
Energy Absolute PCL, NVDR	61,000	140,617
RWE AG	7,987	292,918
		498,321
INDUSTRIAL CONGLOMERATES - 1.6%
Aker ASA, Class A	213	16,299
Alfa SAB de CV, Class A	18,300	12,970
CK Hutchison Holdings Ltd.	42,500	287,325
	Shares/ Principal	Fair Value
INDUSTRIAL CONGLOMERATES - 1.6% (Continued)
GS Holdings Corp.	764	$24,625
Hitachi Ltd.	1,800	85,300
Jardine Cycle & Carriage Ltd.	27,700	563,076
Jardine Matheson Holdings Ltd.	3,300	173,448
NWS Holdings Ltd.	9,000	8,545
Samsung C&T Corp.	646	61,197
Siemens AG	5,997	608,712
SM Investments Corp.	920	13,084
Smiths Group PLC	10,696	181,792
Toshiba Corp.	2,400	97,427
		2,133,800
INSURANCE - 4.3%
AIA Group Ltd.	115,200	1,248,607
Allianz SE	2,987	568,717
ASR Nederland NV	6,274	252,987
Assicurazioni Generali SpA	787	12,527
Aviva PLC	5,500	26,805
AXA SA	14,804	335,228
Baloise Holding AG	144	23,450
China Life Insurance Co. Ltd., Class H	64,000	111,411
Direct Line Insurance Group PLC	4,188	12,802
Great-West Lifeco, Inc.	15,356	374,153
Hannover Rueck SE	690	99,908
Japan Post Holdings Co. Ltd.	11,800	84,173
Legal & General Group PLC	15,393	44,772
Manulife Financial Corp.	25,148	435,136
Medibank Pvt Ltd.	94,094	210,287
MS&AD Insurance Group Holdings, Inc.	8,000	244,849
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	358	83,912
Old Mutual Ltd.	29,187	19,651
Phoenix Group Holdings PLC	3,233	23,181
PICC Property & Casualty Co. Ltd., Class H	8,000	8,319
Ping An Insurance Group Co. of China Ltd., Class H	62,000	421,527
Porto Seguro SA	3,608	12,267
Prudential PLC	8,141	100,450
QBE Insurance Group Ltd.	30,234	252,603
Samsung Fire & Marine Insurance Co. Ltd.	77	11,920
Samsung Life Insurance Co. Ltd.	645	31,098
Sanlam Ltd.	25,363	81,852
Swiss Re AG	1,231	95,127
T&D Holdings, Inc.	900	10,759
Tokio Marine Holdings, Inc.	5,900	343,217
Tryg A/S	3,963	88,777
Unipol Gruppo SpA	24,721	112,062
Zurich Insurance Group AG	198	85,872
		5,868,406
INTERACTIVE MEDIA & SERVICES - 2.5%
Autohome, Inc., ADR	1,989	78,227
Baidu, Inc., Class A*	16,338	309,189

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
INTERACTIVE MEDIA & SERVICES - 2.5% (Continued)
JOYY, Inc., ADR	348	$10,391
Kakao Corp.	2,067	111,278
Kuaishou Technology*,(a)	8,100	90,219
NAVER Corp.	1,204	222,551
REA Group Ltd.	2,703	207,861
Rightmove PLC	12,621	87,122
Scout24 SE (a)	7,923	405,789
Tencent Holdings Ltd.	41,100	1,856,242
		3,378,869
INTERNET & DIRECT MARKETING RETAIL - 2.1%
Alibaba Group Holding Ltd.*	97,200	1,386,103
Americanas SA	2,136	5,501
JD.com, Inc., Class A	11,100	357,601
Meituan, Class B*,(a)	23,900	591,489
Naspers Ltd., Class N	2,245	324,464
Pinduoduo, Inc., ADR*	803	49,626
Prosus NV*	2,008	131,162
Vipshop Holdings Ltd., ADR*	4,960	49,054
		2,895,000
IT SERVICES - 1.2%
Adyen NV*,(a)	2	2,902
Capgemini SE	2,098	358,504
CGI, Inc.*	3,562	283,149
Cielo SA	53,228	38,271
Fujitsu Ltd.	900	112,388
GDS Holdings Ltd., Class A*	3,100	13,057
NEC Corp.	7,300	283,177
NET One Systems Co. Ltd.	5,100	112,620
Nomura Research Institute Ltd.	3,300	87,689
Obic Co. Ltd.	900	127,128
Reply SpA	100	12,096
Samsung SDS Co. Ltd.	746	74,692
Shopify, Inc., Class A*	2,530	78,884
		1,584,557
LEISURE PRODUCTS - 0.0%†
BRP, Inc.	298	18,301
Sega Sammy Holdings, Inc.	1,400	22,445
		40,746
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Eurofins Scientific SE	1,534	120,407
Lonza Group AG	530	281,788
Pharmaron Beijing Co. Ltd., Class A	4,200	59,741
Pharmaron Beijing Co. Ltd., Class H (a)	5,700	57,058
QIAGEN NV*	1,093	51,078
Samsung Biologics Co. Ltd.*,(a)	93	56,585
Sartorius Stedim Biotech	316	98,877
WuXi AppTec Co. Ltd., Class A	3,720	57,787
	Shares/ Principal	Fair Value
LIFE SCIENCES TOOLS & SERVICES - 0.9% (Continued)
WuXi AppTec Co. Ltd., Class H (a)	11,400	$151,817
Wuxi Biologics Cayman, Inc.*,(a)	29,000	265,352
		1,200,490
MACHINERY - 1.3%
Amada Co. Ltd.	22,400	164,387
ANDRITZ AG	1,787	71,814
Atlas Copco AB, Class A	18,260	170,298
Atlas Copco AB, Class B	14,228	118,768
Daifuku Co. Ltd.	1,300	74,256
Daimler Truck Holding AG*	1,089	28,360
DMG Mori Co. Ltd.	3,100	38,335
Ebara Corp.	500	18,696
FANUC Corp.	100	15,634
Fluidra SA	799	16,155
GEA Group AG	606	20,837
IMI PLC	3,274	46,640
Indutrade AB	1,477	26,888
Komatsu Ltd.	1,800	39,854
Kone Oyj, Class B	4,595	217,902
Shenzhen Inovance Technology Co. Ltd., Class A	5,300	52,151
SMC Corp.	100	44,511
Spirax-Sarco Engineering PLC	382	45,826
Sumitomo Heavy Industries Ltd.	1,100	24,250
Techtronic Industries Co. Ltd.	22,000	229,478
Valmet OYJ	547	13,387
VAT Group AG (a)	169	40,178
Volvo AB, Class B	7,096	109,673
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,160	39,262
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	41,299	38,003
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	8,116
		1,713,659
MARINE - 0.3%
AP Moller - Maersk A/S, Class B	92	214,113
COSCO SHIPPING Holdings Co. Ltd., Class H	58,550	81,778
HMM Co. Ltd.	1,822	34,520
Kuehne + Nagel International AG	251	59,253
Nippon Yusen KK	300	20,471
Precious Shipping PCL, NVDR	37,300	19,412
SITC International Holdings Co. Ltd.	4,000	11,317
		440,864
MEDIA - 0.4%
Future PLC	720	15,066
ITV PLC	105,596	83,690
MultiChoice Group	1,493	10,554

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
MEDIA - 0.4% (Continued)
Nippon Television Holdings, Inc.	3,900	$34,650
Publicis Groupe SA*	2,526	123,220
RTL Group SA	3,000	124,952
WPP PLC	13,713	137,327
		529,459
METALS & MINING - 4.0%
Agnico Eagle Mines Ltd.	1,342	61,297
Alumina Ltd.	20,387	20,538
Aluminum Corp. of China Ltd., Class A*	120,900	85,786
Aluminum Corp. of China Ltd., Class H	146,000	55,260
Angang Steel Co. Ltd., Class H	22,000	8,215
Anglo American Platinum Ltd.	982	85,417
Anglo American PLC	12,447	443,965
Anglo American PLC	6,705	237,582
AngloGold Ashanti Ltd.	5,485	82,038
ArcelorMittal SA	4,601	103,466
B2Gold Corp.	5,484	18,536
Barrick Gold Corp.	2,713	47,868
BHP Group Ltd.	38,815	1,101,009
BHP Group Ltd.	2,965	82,711
BlueScope Steel Ltd.	515	5,631
CMOC Group Ltd., Class H	51,000	28,467
Dongkuk Steel Mill Co. Ltd.	1,506	14,905
Franco-Nevada Corp.	4,011	526,487
Ganfeng Lithium Co. Ltd., Class A	5,000	111,065
Ganfeng Lithium Co. Ltd., Class H	5,600	61,624
Glencore PLC*	41,644	225,107
Gold Fields Ltd.	8,302	77,534
Grupo Mexico SAB de CV, Series B	25,451	105,723
Impala Platinum Holdings Ltd.	6,903	76,326
Korea Zinc Co. Ltd.	96	36,044
Maanshan Iron & Steel Co. Ltd., Class H	40,000	12,132
Mitsui Mining & Smelting Co. Ltd.	900	21,000
MMG Ltd.*	40,000	14,885
POSCO Holdings, Inc.	655	116,280
Press Metal Aluminium Holdings BHD	102,200	110,374
Rio Tinto Ltd.	1,316	92,938
Rio Tinto PLC	716	42,751
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	16,206
Sibanye Stillwater Ltd.	10,987	27,276
Sims Ltd.	5,303	49,995
South32 Ltd.	63,765	172,761
Teck Resources Ltd., Class B	6,700	204,436
Vale SA	13,637	199,804
Wheaton Precious Metals Corp.	11,349	408,052
Zhaojin Mining Industry Co. Ltd., Class H*	15,000	13,113
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,450	34,995
Zijin Mining Group Co. Ltd., Class A	64,400	89,756
Zijin Mining Group Co. Ltd., Class H	88,000	107,772
		5,437,127
	Shares/ Principal	Fair Value
MULTILINE RETAIL - 0.1%
Lifestyle International Holdings Ltd.*	22,500	$9,118
Next PLC	395	28,111
Wesfarmers Ltd.	2,251	64,872
Woolworths Holdings Ltd./South Africa	22,801	75,505
		177,606
MULTI-UTILITIES - 1.1%
AGL Energy Ltd.	15,060	85,437
Atco Ltd./Canada, Class I	19,526	667,543
Canadian Utilities Ltd., Class A	4,089	121,692
Centrica PLC*	25,587	24,859
E.ON SE	8,769	73,414
Engie SA	44,626	511,610
		1,484,555
OIL, GAS & CONSUMABLE FUELS - 6.0%
Aker BP ASA*	3,043	99,376
Ampol Ltd.	4,656	109,594
ARC Resources Ltd.	2,895	36,425
BP PLC	194,857	918,889
Canadian Natural Resources Ltd.	11,277	604,698
Cenovus Energy, Inc.	15,017	285,101
China Petroleum & Chemical Corp., Class H	144,000	64,779
China Suntien Green Energy Corp. Ltd., Class H	31,000	15,802
Crescent Point Energy Corp.	16,304	115,649
Ecopetrol SA	174,971	94,947
Enbridge, Inc.	15,933	671,435
Enerplus Corp.	1,824	24,052
Eni SpA	12,943	153,282
Equinor ASA	14,134	490,053
Galp Energia SGPS SA	2,862	33,466
Imperial Oil Ltd.	4,958	233,227
Inpex Corp.	4,700	50,856
Koninklijke Vopak NV	1,698	42,746
Neste Oyj	1,361	60,102
Parex Resources, Inc.	1,344	22,714
Parkland Corp./Canada	662	17,941
Pembina Pipeline Corp.	7,639	269,448
PetroChina Co. Ltd., Class A	155,100	122,796
PetroChina Co. Ltd., Class H	362,000	172,536
Petroleo Brasileiro SA	9,864	57,644
Petronas Dagangan BHD	14,500	69,482
PTT Exploration & Production PCL, NVDR	18,400	83,010
PTT PCL, NVDR	146,900	141,270
Repsol SA	15,561	228,569
Shell PLC	46,662	1,209,309
SK Innovation Co. Ltd.*	616	91,091
S-Oil Corp.	753	60,314
Star Petroleum Refining PCL, NVDR	47,400	16,222
Suncor Energy, Inc.	12,963	453,823
TC Energy Corp.	1,794	92,735

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 6.0% (Continued)
TotalEnergies SE	9,762	$514,060
Tourmaline Oil Corp.	157	8,146
Ultrapar Participacoes SA	30,797	72,672
Var Energi ASA	4,360	17,059
Woodside Energy Group Ltd.	11,993	262,584
		8,087,904
PERSONAL PRODUCTS - 1.3%
Kao Corp.	5,300	213,475
LG H&H Co. Ltd.	67	35,089
L'Oreal SA	2,310	795,256
Unilever PLC	7,661	346,198
Unilever PLC	7,531	341,071
		1,731,089
PHARMACEUTICALS - 6.8%
Aspen Pharmacare Holdings Ltd.	3,918	33,253
Astellas Pharma, Inc.	12,300	191,487
AstraZeneca PLC	7,944	1,041,940
Asymchem Laboratories Tianjin Co. Ltd., Class A	276	11,915
Bayer AG	9,670	573,411
CanSino Biologics, Inc.*	600	17,843
CanSino Biologics, Inc., Class H*,(a)	400	4,096
Changchun High & New Technology Industry Group, Inc., Class A	600	20,921
Chugai Pharmaceutical Co. Ltd.	5,300	135,372
CSPC Pharmaceutical Group Ltd.	153,040	151,929
Daiichi Sankyo Co. Ltd.	13,700	346,597
Eisai Co. Ltd.	3,900	164,348
GSK PLC	16,304	349,596
H Lundbeck A/S	2,780	13,471
Hansoh Pharmaceutical Group Co. Ltd. (a)	4,000	8,074
Hisamitsu Pharmaceutical Co., Inc.	500	12,863
Merck KGaA	639	107,555
Novartis AG	14,228	1,201,581
Novo Nordisk A/S, Class B	14,048	1,554,624
Otsuka Holdings Co. Ltd.	1,800	63,836
Roche Holding AG	5,626	1,878,564
Sanofi	4,034	406,299
Santen Pharmaceutical Co. Ltd.	4,300	33,677
Sawai Group Holdings Co. Ltd.	400	12,116
Shionogi & Co. Ltd.	1,300	65,596
Sino Biopharmaceutical Ltd.	84,000	53,203
Takeda Pharmaceutical Co. Ltd.	15,400	432,794
Teva Pharmaceutical Industries Ltd., ADR*	6,768	50,895
Teva Pharmaceutical Industries Ltd.*	16,283	124,140
UCB SA	1,007	84,895
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A*	300	15,987
		9,162,878
	Shares/ Principal	Fair Value
PROFESSIONAL SERVICES - 1.7%
DKSH Holding AG	356	$29,303
Experian PLC	9,417	275,162
Intertek Group PLC	776	39,638
Nihon M&A Center Holdings, Inc.	3,200	33,989
Randstad NV	2,377	114,809
Recruit Holdings Co. Ltd.	10,300	302,885
RELX PLC	20,949	566,328
Stantec, Inc.	622	27,191
Teleperformance	483	148,102
Thomson Reuters Corp.	712	74,067
Wolters Kluwer NV	6,521	631,017
		2,242,491
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
China Overseas Land & Investment Ltd.	25,000	79,012
China Resources Land Ltd.	12,000	55,971
City Developments Ltd.	10,700	62,661
CK Asset Holdings Ltd.	17,000	120,238
Country Garden Holdings Co. Ltd.	32,000	19,819
Country Garden Services Holdings Co. Ltd.	11,000	48,994
Daito Trust Construction Co. Ltd.	1,200	103,434
Daiwa House Industry Co. Ltd.	900	20,947
FirstService Corp.	1,473	178,297
Hysan Development Co. Ltd.	9,000	27,125
KE Holdings, Inc., ADR*	4,032	72,374
Kerry Properties Ltd.	56,000	155,576
KWG Group Holdings Ltd.*	15,500	4,938
LEG Immobilien SE	560	46,321
Logan Group Co. Ltd.	26,000	6,862
Longfor Group Holdings Ltd. (a)	2,500	11,804
Mitsui Fudosan Co. Ltd.	1,600	34,360
Multiplan Empreendimentos Imobiliarios SA	4,224	17,730
New World Development Co. Ltd.	5,000	17,937
Poly Property Services Co. Ltd., Class H*	3,000	19,116
PSP Swiss Property AG	311	34,500
Relo Group, Inc.	1,500	24,147
Sagax AB, Class B	426	7,845
Seazen Group Ltd.*	20,000	9,889
Sino Land Co. Ltd.	14,000	20,660
SM Prime Holdings, Inc.	21,800	14,491
Sun Hung Kai Properties Ltd.	9,500	112,228
Sunac China Holdings Ltd.	35,000	18,016
Swire Pacific Ltd., Class A	3,500	20,852
Swire Properties Ltd.	102,200	253,711
Wharf Holdings Ltd. (The)	5,000	18,224
Wharf Real Estate Investment Co. Ltd.	7,000	33,363
		1,671,442
ROAD & RAIL - 1.6%
ALD SA (a)	967	11,242
Aurizon Holdings Ltd.	79,116	206,736

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ROAD & RAIL - 1.6% (Continued)
Canadian National Railway Co.	9,264	$1,039,834
Canadian Pacific Railway Ltd.	7,963	555,024
Central Japan Railway Co.	200	23,047
CJ Logistics Corp.*	69	6,058
East Japan Railway Co.	400	20,428
Localiza Rent a Car SA	8,415	84,287
TFI International, Inc.	1,896	151,877
		2,098,533
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Advantest Corp.	2,800	149,630
ams-OSRAM AG*	1,925	17,289
ASML Holding NV	3,564	1,698,490
ASMPT Ltd.	4,500	38,222
Daqo New Energy Corp., ADR*	586	41,829
Disco Corp.	400	94,807
Inari Amertron BHD	82,400	49,356
Infineon Technologies AG	5,746	138,705
JCET Group Co., Ltd., Class A	5,656	22,812
NAURA Technology Group Co. Ltd., Class A	1,200	49,676
SG Micro Corp., Class A	750	20,393
SK Hynix, Inc.	4,081	286,022
SK Square Co. Ltd.*	644	19,375
StarPower Semiconductor Ltd., Class A	400	23,058
Tokyo Electron Ltd.	1,100	358,691
Tower Semiconductor Ltd.*	1,206	56,027
Xinyi Solar Holdings Ltd.	12,000	18,535
		3,082,917
SOFTWARE - 0.9%
Dassault Systemes SE	2,935	107,747
Kingdee International Software Group Co. Ltd.*	25,000	58,621
Nemetschek SE	1,233	74,455
Nice Ltd.*	282	53,990
Oracle Corp. Japan	200	11,571
Rakus Co. Ltd.	1,600	18,832
Sangfor Technologies, Inc., Class A	500	7,751
SAP SE	7,081	643,528
TeamViewer AG*,(a)	1,635	16,235
Temenos AG	775	66,073
TOTVS SA	4,800	21,396
Trend Micro, Inc./Japan	2,800	136,440
WiseTech Global Ltd.	2,065	53,747
		1,270,386
SPECIALTY RETAIL - 0.6%
Fast Retailing Co. Ltd.	100	52,321
Foschini Group Ltd. (The)	1,691	12,593
Hikari Tsushin, Inc.	700	71,672
Industria de Diseno Textil SA	15,170	342,406
JB Hi-Fi Ltd.	4,126	109,120
	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 0.6% (Continued)
Pepkor Holdings Ltd. (a)	15,484	$18,071
Shimamura Co. Ltd.	200	17,533
Via S/A*	17,481	6,452
WH Smith PLC*	1,880	32,101
Yamada Holdings Co. Ltd.	55,900	200,797
		863,066
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.6%
Canon, Inc.	5,000	113,540
FUJIFILM Holdings Corp.	5,200	278,574
Konica Minolta, Inc.	5,500	18,339
Lenovo Group Ltd.	120,000	112,095
Ricoh Co. Ltd.	5,200	40,611
Samsung Electronics Co. Ltd.	33,658	1,477,592
Xiaomi Corp., Class B*,(a)	88,400	153,662
		2,194,413
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
ANTA Sports Products Ltd.	9,800	120,393
Burberry Group PLC	3,706	73,857
Cie Financiere Richemont SA, Class A	2,490	264,385
Hermes International	437	487,471
Kering SA	470	240,816
Li Ning Co. Ltd.	17,500	162,133
LVMH Moet Hennessy Louis Vuitton SE	1,638	996,131
Moncler SpA	650	27,814
PRADA SpA	2,200	12,322
Shenzhou International Group Holdings Ltd.	1,300	15,747
Swatch Group AG (The)	837	198,026
Xtep International Holdings Ltd.	22,000	39,812
		2,638,907
TOBACCO - 1.4%
British American Tobacco PLC	27,878	1,191,577
Gudang Garam TBK PT	6,500	13,602
Imperial Brands PLC	8,606	191,891
Japan Tobacco, Inc.	28,900	499,057
		1,896,127
TRADING COMPANIES & DISTRIBUTORS - 1.8%
Ashtead Group PLC	8,677	362,394
Ferguson PLC	1,561	174,182
Finning International, Inc.	809	16,990
IMCD NV	1,560	213,567
ITOCHU Corp.	15,800	426,474
Marubeni Corp.	11,400	102,709
Mitsubishi Corp.	11,900	353,615
Mitsui & Co. Ltd.	15,600	343,853
MonotaRO Co. Ltd.	1,500	22,259
Rexel SA*	3,115	47,790
Sojitz Corp.	2,920	41,289
Sumitomo Corp.	24,100	329,423
		2,434,545

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
TRANSPORTATION INFRASTRUCTURE - 0.1%
Flughafen Zurich AG*	120	$18,087
Fraport AG Frankfurt Airport Services Worldwide*	288	12,495
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,800	11,461
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,161	30,112
Kamigumi Co. Ltd.	1,100	21,246
Qube Holdings Ltd.	8,075	15,159
		108,560
WATER UTILITIES - 0.0%†
Cia de Saneamento de Minas Gerais-COPASA	6,708	14,790
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
1&1 AG	503	9,466
Advanced Info Service PCL, NVDR	2,500	13,753
Freenet AG	4,551	112,618
KDDI Corp.	10,500	331,489
MTN Group Ltd.	10,247	82,589
SK Telecom Co. Ltd.	2,043	81,821
SoftBank Corp.	18,400	204,038
SoftBank Group Corp.	7,400	285,150
Tele2 AB, Class B	12,530	142,450
Vodacom Group Ltd.	2,599	20,803
		1,284,177
TOTAL COMMON STOCKS (Cost - $127,022,654)		118,157,407
EXCHANGE TRADED FUNDS - 9.1%
EQUITY FUNDS - 9.1%
iShares MSCI India ETF	127,021	5,000,817
iShares MSCI Saudi Arabia ETF	37,605	1,556,471
iShares MSCI Taiwan ETF	115,558	5,826,434
TOTAL EXCHANGE TRADED FUNDS (Cost - $10,524,818)		12,383,722
PREFERRED STOCKS - 0.9%
AIRLINES - 0.1%
Azul SA*	15,995	37,805
Gol Linhas Aereas Inteligentes SA*	9,948	17,197
		55,002
AUTOMOBILES - 0.2%
Porsche Automobil Holding SE	992	65,461
Volkswagen AG	1,541	205,278
		270,739
	Shares/ Principal	Fair Value
BANKS - 0.3%
Banco Bradesco SA	72,731	$239,078
Bancolombia SA	1,950	15,090
Itau Unibanco Holding SA	41,705	181,033
		435,201
CHEMICALS - 0.0%†
FUCHS PETROLUB SE	276	7,675
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Sartorius AG	775	270,129
HOUSEHOLD PRODUCTS - 0.0%†
Henkel AG & Co. KGaA	576	35,396
METALS & MINING - 0.0%†
Gerdau SA	3,563	15,255
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Samsung Electronics Co. Ltd.	3,956	158,435
TOTAL PREFERRED STOCKS (Cost - $1,665,317)		1,247,832
WARRANTS - 0.0%†
TMBThanachart Bank PCL, expires 5/10/25* (Cost - $0)	4,884	73
SHORT-TERM INVESTMENTS - 1.8%
MONEY MARKET FUNDS - 1.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (b) (Cost - $2,412,532)	2,412,532	2,412,532
TOTAL INVESTMENTS - 99.0% (Cost - $141,625,321)		$134,201,566
OTHER ASSETS LESS LIABILITIES - NET 1.0%		1,309,518
TOTAL NET ASSETS - 100.0%		$135,511,084

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2022, these securities amounted to $2,707,724 or 2.0% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CVA - Certificate Van Aandelen (Bearer)

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

Holdings by Asset Class	% of Net Assets
Common Stocks	87.2%
Exchange Traded Funds	9.1%
Short-Term Investments	1.8%
Preferred Stocks	0.9%
Warrants	0.0%†
Other Assets Less Liabilities - Net	1.0%
100.0%

†  Represents less than 0.05%.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Future	Goldman Sachs & Co.	20	9/16/2022	$1,856,600	$(2,341)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	16	9/16/2022	802,160	7,695
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	9/15/2022	177,139	(11,491)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(6,137)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 1.3%
Axon Enterprise, Inc.*	6,358	$592,375
Curtiss-Wright Corp.	1,696	223,974
General Dynamics Corp.	2,519	557,328
HEICO Corp.	6,117	802,061
HEICO Corp., Class A	7,385	778,231
Lockheed Martin Corp.	331	142,317
TransDigm Group, Inc.*	128	68,694
		3,164,980
AIR FREIGHT & LOGISTICS - 0.6%
C.H. Robinson Worldwide, Inc.	559	56,666
Expeditors International of Washington, Inc.	12,075	1,176,829
GXO Logistics, Inc.*	4,299	186,018
		1,419,513
AIRLINES - 0.6%
Delta Air Lines, Inc.*	44,743	1,296,205
AUTO COMPONENTS - 0.2%
Aptiv PLC*	4,861	432,969
AUTOMOBILES - 0.1%
Lucid Group, Inc.*	11,251	193,067
BANKS - 0.6%
Bank of America Corp.	17,200	535,436
Huntington Bancshares, Inc.	2,092	25,167
JPMorgan Chase & Co.	2,182	245,715
Mid Penn Bancorp., Inc.	1	27
Pinnacle Financial Partners, Inc.	4,020	290,686
SVB Financial Group*	387	152,861
Synovus Financial Corp.	842	30,354
US Bancorp	550	25,311
Wells Fargo & Co.	578	22,640
Wintrust Financial Corp.	422	33,824
		1,362,021
BEVERAGES - 0.8%
Boston Beer Co., Inc. (The), Class A*	223	67,562
Brown-Forman Corp., Class A	581	39,299
Brown-Forman Corp., Class B	25,788	1,809,286
		1,916,147
BIOTECHNOLOGY - 3.3%
Alnylam Pharmaceuticals, Inc.*	9,028	1,316,734
Blueprint Medicines Corp.*	1,098	55,460
Exelixis, Inc.*	29,102	605,904
Horizon Therapeutics PLC*	11,697	932,953
Incyte Corp.*	14,012	1,064,492
Ionis Pharmaceuticals, Inc.*	8,354	309,265
Natera, Inc.*	7,508	266,083
Neurocrine Biosciences, Inc.*	4,219	411,268
	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 3.3% (Continued)
Novavax, Inc.*	7,944	$408,560
Sarepta Therapeutics, Inc.*	6,385	478,620
Seagen, Inc.*	9,078	1,606,261
Ultragenyx Pharmaceutical, Inc.*	3,523	210,182
Verve Therapeutics, Inc.*	568	8,679
		7,674,461
BUILDING PRODUCTS - 2.1%
A O Smith Corp.	506	27,668
Allegion PLC	6,313	618,043
Builders FirstSource, Inc.*	4,551	244,389
Carrier Global Corp.	4,774	170,241
Fortune Brands Home & Security, Inc.	10,385	621,854
Lennox International, Inc.	489	101,022
Masco Corp.	15,214	769,828
Owens Corning	6,627	492,452
Trane Technologies PLC	9,141	1,187,142
Trex Co., Inc.*	11,086	603,300
		4,835,939
CAPITAL MARKETS - 2.9%
Ameriprise Financial, Inc.	5,069	1,204,800
Bank of New York Mellon Corp. (The)	7,685	320,542
Charles Schwab Corp. (The)	2,839	179,368
FactSet Research Systems, Inc.	2,297	883,357
LPL Financial Holdings, Inc.	4,956	914,283
MarketAxess Holdings, Inc.	3,610	924,196
Morningstar, Inc.	1,181	285,601
MSCI, Inc.	4,129	1,701,767
Northern Trust Corp.	465	44,863
Raymond James Financial, Inc.	1,611	144,040
State Street Corp.	559	34,462
Stifel Financial Corp.	2,936	164,475
		6,801,754
CHEMICALS - 2.6%
Albemarle Corp.	2,067	431,962
Amyris, Inc.*	11,279	20,866
CF Industries Holdings, Inc.	15,231	1,305,754
Corteva, Inc.	2,718	147,152
Ecolab, Inc.	5,270	810,315
FMC Corp.	5,656	605,249
Huntsman Corp.	1,261	35,749
Linde PLC	1,547	444,809
LyondellBasell Industries NV, Class A	3,171	277,336
Mosaic Co. (The)	6,748	318,708
PPG Industries, Inc.	12,614	1,442,285
Scotts Miracle-Gro Co. (The)	590	46,604
Valvoline, Inc.	4,180	120,509
Westlake Corp.	1,700	166,634
		6,173,932

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Cintas Corp.	5,537	$2,068,236
Copart, Inc.*	14,827	1,611,102
IAA, Inc.*	2,736	89,659
Rollins, Inc.	4,887	170,654
Tetra Tech, Inc.	5,515	753,073
Waste Connections, Inc.	268	33,221
		4,725,945
COMMUNICATIONS EQUIPMENT - 0.6%
Arista Networks, Inc.*	12,487	1,170,531
Ciena Corp.*	4,018	183,623
CommScope Holding Co., Inc.*	10,308	63,085
Juniper Networks, Inc.	1,409	40,156
		1,457,395
CONSTRUCTION & ENGINEERING - 0.1%
AECOM	4,499	293,425
Fluor Corp.*	1,053	25,630
		319,055
CONSTRUCTION MATERIALS - 0.0%†
Vulcan Materials Co.	777	110,412
CONSUMER FINANCE - 0.7%
Ally Financial, Inc.	1,342	44,970
American Express Co.	3,584	496,814
Capital One Financial Corp.	856	89,187
Discover Financial Services	6,321	597,840
Synchrony Financial	15,324	423,249
		1,652,060
CONTAINERS & PACKAGING - 0.3%
Avery Dennison Corp.	869	140,665
Ball Corp.	902	62,031
Crown Holdings, Inc.	272	25,070
Sealed Air Corp.	9,294	536,450
		764,216
DISTRIBUTORS - 0.5%
Pool Corp.	3,495	1,227,549
DIVERSIFIED CONSUMER SERVICES - 0.2%
Bright Horizons Family Solutions, Inc.*	1,653	139,712
H&R Block, Inc.	7,789	275,107
		414,819
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Apollo Global Management, Inc.	7,725	374,508
Voya Financial, Inc.	18,599	1,107,199
		1,481,707
DIVERSIFIED TELECOMMUNICATION - 0.0%†
Iridium Communications, Inc.*	1,654	62,124
	Shares/ Principal	Fair Value
ELECTRIC UTILITIES - 0.3%
NRG Energy, Inc.	17,384	$663,547
ELECTRICAL EQUIPMENT - 1.0%
AMETEK, Inc.	2,608	286,593
Eaton Corp. PLC	1,026	129,266
Generac Holdings, Inc.*	5,213	1,097,753
Plug Power, Inc.*	6,303	104,441
Rockwell Automation, Inc.	3,060	609,889
Vertiv Holdings Co.	6,219	51,120
		2,279,062
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.9%
Amphenol Corp., Class A	18,480	1,189,742
Avnet, Inc.	733	31,431
CDW Corp.	10,613	1,672,184
Cognex Corp.	8,796	374,006
Corning, Inc.	13,495	425,227
Flex Ltd.*	1,895	27,421
Jabil, Inc.	9,981	511,127
Keysight Technologies, Inc.*	7,289	1,004,789
TE Connectivity Ltd.	1,692	191,450
Zebra Technologies Corp., Class A*	4,983	1,464,753
		6,892,130
ENERGY EQUIPMENT & SERVICES - 0.7%
Basic Energy Services, Inc.*	394	0
Halliburton Co.	50,715	1,590,422
Parker Drilling Co.*	2	12
Schlumberger NV	3,921	140,215
Valaris PLC*	2,253	0
		1,730,649
ENTERTAINMENT - 2.2%
Electronic Arts, Inc.	5,823	708,368
Live Nation Entertainment, Inc.*	5,282	436,188
ROBLOX Corp., Class A*	31,000	1,018,660
Roku, Inc.*	5,306	435,835
Skillz, Inc.*	22,976	28,490
Spotify Technology SA*	13,499	1,266,611
Take-Two Interactive Software, Inc.*	6,062	742,773
Warner Bros Discovery, Inc.*	46,539	624,553
		5,261,478
EQUITY REAL ESTATE INVESTMENT - 1.7%
Crown Castle International Corp.	763	128,474
Extra Space Storage, Inc.	1,506	256,201
Iron Mountain, Inc.	7,259	353,440
Lamar Advertising Co., Class A	5,924	521,134
SBA Communications Corp.	2,540	812,927
Simon Property Group, Inc.	19,778	1,877,328
		3,949,504

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
FOOD PRODUCTS - 1.1%
Bunge Ltd.	214	$19,408
Hershey Co. (The)	8,915	1,918,151
Kellogg Co.	6,389	455,791
Lamb Weston Holdings, Inc.	576	41,161
McCormick & Co., Inc.	478	39,794
Tyson Foods, Inc., Class A	255	21,945
		2,496,250
HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
ABIOMED, Inc.*	3,210	794,507
Align Technology, Inc.*	2,291	542,211
Bausch + Lomb Corp.*	27,194	414,437
Boston Scientific Corp.*	4,698	175,094
Dexcom, Inc.*	28,043	2,090,045
IDEXX Laboratories, Inc.*	7,860	2,756,738
Insulet Corp.*	4,251	926,463
Masimo Corp.*	3,992	521,635
Novocure Ltd.*	5,896	409,772
Penumbra, Inc.*	3,711	462,094
ResMed, Inc.	8,415	1,764,036
Tandem Diabetes Care, Inc.*	2,058	121,813
		10,978,845
HEALTH CARE PROVIDERS & SERVICES - 1.7%
agilon health, Inc.*	4,286	93,563
AmerisourceBergen Corp.	10,164	1,438,003
Cigna Corp.	2,090	550,757
DaVita, Inc.*	887	70,924
Guardant Health, Inc.*	5,234	211,140
McKesson Corp.	2,740	893,815
Molina Healthcare, Inc.*	2,964	828,764
		4,086,966
HEALTH CARE TECHNOLOGY - 0.9%
Teladoc Health, Inc.*	1,914	63,564
Veeva Systems, Inc., Class A*	10,611	2,101,402
		2,164,966
HOTELS, RESTAURANTS & LEISURE - 5.0%
Boyd Gaming Corp.	3,461	172,185
Caesars Entertainment, Inc.*	11,368	435,394
Chipotle Mexican Grill, Inc.*	2,089	2,730,866
Choice Hotels International, Inc.	12,036	1,343,579
Churchill Downs, Inc.	137	26,240
Darden Restaurants, Inc.	9,038	1,022,379
Domino's Pizza, Inc.	2,035	793,060
DraftKings, Inc., Class A*	32,599	380,430
Expedia Group, Inc.*	12,562	1,191,254
Hilton Worldwide Holdings, Inc.	7,352	819,307
Travel + Leisure Co.	42,399	1,645,929
Wendy's Co. (The)	15,671	295,868
	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 5.0% (Continued)
Wyndham Hotels & Resorts, Inc.	7,903	$519,385
Yum! Brands, Inc.	3,415	387,637
		11,763,513
HOUSEHOLD DURABLES - 0.7%
Lennar Corp., Class A	2,832	199,854
NVR, Inc.*	73	292,302
PulteGroup, Inc.	5,281	209,286
Toll Brothers, Inc.	12,625	563,075
TopBuild Corp.*	1,859	310,751
Whirlpool Corp.	1,112	172,215
		1,747,483
HOUSEHOLD PRODUCTS - 0.9%
Church & Dwight Co., Inc.	7,543	698,934
Clorox Co. (The)	7,951	1,120,932
Colgate-Palmolive Co.	3,554	284,818
		2,104,684
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Sunnova Energy International, Inc.*	2,566	47,292
Vistra Corp.	16,479	376,545
		423,837
INSURANCE - 0.1%
Alleghany Corp.*	120	99,972
Allstate Corp. (The)	562	71,222
Hanover Insurance Group, Inc. (The)	208	30,420
Travelers Cos., Inc. (The)	309	52,261
		253,875
INTERACTIVE MEDIA & SERVICES - 1.3%
Match Group, Inc.*	19,769	1,377,702
Pinterest, Inc., Class A*	6,649	120,746
Snap, Inc., Class A*	1,849	24,277
Twitter, Inc.*	34,943	1,306,519
ZoomInfo Technologies, Inc.*	3,551	118,035
		2,947,279
INTERNET & DIRECT MARKETING RETAIL - 0.8%
Coupang, Inc.*	2,838	36,184
DoorDash, Inc., Class A*	11,746	753,741
Etsy, Inc.*	11,429	836,717
MercadoLibre, Inc.*	92	58,592
Wayfair, Inc., Class A*	2,476	107,855
		1,793,089
IT SERVICES - 4.9%
Broadridge Financial Solutions, Inc.	7,234	1,031,207
Cloudflare, Inc., Class A*	15,936	697,200
Cognizant Technology Solutions Corp., Class A	2,536	171,155

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
IT SERVICES - 4.9% (Continued)
EPAM Systems, Inc.*	4,226	$1,245,740
Euronet Worldwide, Inc.*	3,879	390,189
FleetCor Technologies, Inc.*	2,758	579,483
Gartner, Inc.*	7,734	1,870,313
Genpact Ltd.	2,400	101,664
Global Payments, Inc.	772	85,414
Globant SA*	1,907	331,818
GoDaddy, Inc., Class A*	3,630	252,503
MongoDB, Inc.*	3,905	1,013,348
Okta, Inc.*	1,832	165,613
Paychex, Inc.	21,758	2,477,583
StoneCo Ltd., Class A*	16,974	130,700
Switch, Inc., Class A	2,056	68,876
Visa, Inc., Class A	1,054	207,522
Western Union Co. (The)	22,124	364,382
WEX, Inc.*	2,246	349,388
Wix.com Ltd.*	628	41,165
		11,575,263
LEISURE PRODUCTS - 0.3%
Brunswick Corp.	1,175	76,822
Mattel, Inc.*	28,736	641,675
Polaris, Inc.	269	26,706
		745,203
LIFE SCIENCES TOOLS & SERVICES - 7.1%
Adaptive Biotechnologies Corp.*	19,839	160,498
Agilent Technologies, Inc.	28,617	3,398,841
Avantor, Inc.*	39,985	1,243,534
Bio-Techne Corp.	1,110	384,770
Bruker Corp.	22,578	1,416,995
Charles River Laboratories International, Inc.*	4,591	982,336
IQVIA Holdings, Inc.*	6,876	1,492,023
Maravai LifeSciences Holdings, Inc., Class A*	6,101	173,329
Mettler-Toledo International, Inc.*	2,187	2,512,360
Repligen Corp.*	3,039	493,534
Syneos Health, Inc.*	9,788	701,604
Waters Corp.*	4,618	1,528,466
West Pharmaceutical Services, Inc.	6,943	2,099,355
		16,587,645
MACHINERY - 1.5%
AGCO Corp.	2,254	222,470
Allison Transmission Holdings, Inc.	6,903	265,420
Briggs & Stratton Corp.*	1,081	0
Donaldson Co., Inc.	21,742	1,046,660
Graco, Inc.	7,555	448,843
Illinois Tool Works, Inc.	1,485	270,641
Otis Worldwide Corp.	829	58,585
PACCAR, Inc.	2,383	196,216
Snap-on, Inc.	128	25,220
	Shares/ Principal	Fair Value
MACHINERY - 1.5% (Continued)
Stanley Black & Decker, Inc.	1,630	$170,922
Timken Co. (The)	2,201	116,763
Xylem, Inc.	9,183	717,927
		3,539,667
MEDIA - 0.5%
Altice USA, Inc., Class A*	15,249	141,053
Fox Corp., Class A	21,162	680,570
Nexstar Media Group, Inc., Class A	1,631	265,657
		1,087,280
MULTILINE RETAIL - 0.5%
Dollar General Corp.	393	96,458
Dollar Tree, Inc.*	3,693	575,554
Nordstrom, Inc.	14,555	307,547
Target Corp.	1,336	188,683
		1,168,242
OIL, GAS & CONSUMABLE FUELS - 3.5%
Antero Resources Corp.*	734	22,497
Cheniere Energy, Inc.	11,185	1,487,941
Continental Resources, Inc.	2,349	153,507
Devon Energy Corp.	27,099	1,493,426
Diamondback Energy, Inc.	9,388	1,137,356
EOG Resources, Inc.	6,207	685,501
Excelerate Energy, Inc., Class A*	1,475	29,382
Hess Corp.	9,805	1,038,742
Marathon Oil Corp.	6,047	135,937
Murphy Oil Corp.	3,057	92,291
Ovintiv, Inc.	18,576	820,873
PDC Energy, Inc.	728	44,852
Range Resources Corp.*	4,475	110,756
Targa Resources Corp.	10,582	631,428
Texas Pacific Land Corp.	238	354,149
		8,238,638
PERSONAL PRODUCTS - 0.1%
Herbalife Nutrition Ltd.*	4,851	99,203
Olaplex Holdings, Inc.*	4,627	65,194
		164,397
PHARMACEUTICALS - 0.3%
Eli Lilly and Co.	77	24,966
Perrigo Co. PLC	1,522	61,747
Zoetis, Inc.	3,949	678,794
		765,507
PROFESSIONAL SERVICES - 1.8%
ASGN, Inc.*	2,375	214,344
Booz Allen Hamilton Holding Corp.	15,268	1,379,616
CoStar Group, Inc.*	10,019	605,248
Equifax, Inc.	1,970	360,076
KBR, Inc.	5,738	277,662

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
PROFESSIONAL SERVICES - 1.8% (Continued)
ManpowerGroup, Inc.	3,563	$272,249
Robert Half International, Inc.	11,356	850,451
TransUnion	1,932	154,541
Verisk Analytics, Inc.	217	37,560
		4,151,747
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CBRE Group, Inc., Class A*	5,870	432,090
Zillow Group, Inc., Class A*	4,895	155,710
Zillow Group, Inc., Class C*	6,909	219,361
		807,161
ROAD & RAIL - 2.1%
JB Hunt Transport Services, Inc.	6,780	1,067,647
Landstar System, Inc.	4,813	699,906
Lyft, Inc., Class A*	28,472	378,108
Old Dominion Freight Line, Inc.	8,131	2,083,813
TuSimple Holdings, Inc., Class A*	3,539	25,587
XPO Logistics, Inc.*	11,643	560,727
		4,815,788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
Allegro MicroSystems, Inc.*	1,264	26,152
Applied Materials, Inc.	1,383	125,825
Enphase Energy, Inc.*	9,887	1,930,338
Entegris, Inc.	8,982	827,512
Intel Corp.	24,855	929,826
KLA Corp.	418	133,375
Lattice Semiconductor Corp.*	8,968	434,948
MaxLinear, Inc.*	8,541	290,223
Microchip Technology, Inc.	23,372	1,357,446
MKS Instruments, Inc.	2,339	240,052
Monolithic Power Systems, Inc.	4,436	1,703,601
ON Semiconductor Corp.*	16,608	835,548
Qorvo, Inc.*	679	64,043
QUALCOMM, Inc.	330	42,154
Semtech Corp.*	3,910	214,933
Silicon Laboratories, Inc.*	3,657	512,784
Skyworks Solutions, Inc.	1,081	100,144
Teradyne, Inc.	14,952	1,338,952
Universal Display Corp.	2,326	235,252
		11,343,108
SOFTWARE - 14.9%
ANSYS, Inc.*	3,739	894,705
AppLovin Corp., Class A*	3,407	117,337
Aspen Technology, Inc.*	1,305	239,614
Avalara, Inc.*	4,774	337,044
Box, Inc., Class A*	1,572	39,520
C3.ai, Inc., Class A*	5,722	104,484
Cadence Design Systems, Inc.*	25,486	3,823,665
	Shares/ Principal	Fair Value
SOFTWARE - 14.9% (Continued)
Ceridian HCM Holding, Inc.*	6,670	$314,024
Citrix Systems, Inc.	4,074	395,871
Confluent, Inc., Class A*	2,411	56,032
Coupa Software, Inc.*	7,146	408,037
Crowdstrike Holdings, Inc., Class A*	16,259	2,740,617
Datadog, Inc., Class A*	18,406	1,752,987
DocuSign, Inc.*	17,025	976,895
Dropbox, Inc., Class A*	3,381	70,967
Dynatrace, Inc.*	16,461	649,222
Elastic NV*	8,914	603,210
Fair Isaac Corp.*	2,459	985,813
Five9, Inc.*	2,849	259,658
Fortinet, Inc.*	52,787	2,986,689
HubSpot, Inc.*	4,657	1,400,127
Manhattan Associates, Inc.*	8,542	978,913
Microsoft Corp.	161	41,350
New Relic, Inc.*	3,206	160,460
NortonLifeLock, Inc.	9,234	202,779
Nutanix, Inc., Class A*	24,754	362,151
Palantir Technologies, Inc., Class A*	117,922	1,069,553
Palo Alto Networks, Inc.*	786	388,237
Paycom Software, Inc.*	5,172	1,448,781
Paylocity Holding Corp.*	5,096	888,844
PTC, Inc.*	7,546	802,442
RingCentral, Inc., Class A*	17,459	912,407
SentinelOne, Inc., Class A*	4,071	94,976
ServiceNow, Inc.*	983	467,436
Smartsheet, Inc., Class A*	9,694	304,682
Splunk, Inc.*	12,741	1,127,069
Synopsys, Inc.*	9,253	2,810,136
Teradata Corp.*	5,827	215,657
Trade Desk, Inc. (The), Class A*	32,025	1,341,527
Unity Software, Inc.*	2,932	107,956
Zendesk, Inc.*	8,824	653,594
Zoom Video Communications, Inc., Class A*	3,185	343,884
Zscaler, Inc.*	7,898	1,180,830
		35,060,182
SPECIALTY RETAIL - 4.6%
Advance Auto Parts, Inc.	553	95,719
AutoNation, Inc.*	1,062	118,689
AutoZone, Inc.*	1,274	2,737,979
Best Buy Co., Inc.	7,165	467,086
Burlington Stores, Inc.*	4,303	586,198
Carvana Co.*	5,719	129,135
Dick's Sporting Goods, Inc.	694	52,307
Five Below, Inc.*	4,161	471,982
Floor & Decor Holdings, Inc., Class A*	8,354	525,968
Lithia Motors, Inc.	98	26,932
Lowe's Cos., Inc.	215	37,554
Murphy USA, Inc.	251	58,450

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 4.6% (Continued)
O'Reilly Automotive, Inc.*	1,293	$816,866
Penske Automotive Group, Inc.	215	22,508
RH*	950	201,647
Tractor Supply Co.	10,400	2,016,040
Ulta Beauty, Inc.*	4,357	1,679,536
Victoria's Secret & Co.*	3,874	108,356
Williams-Sonoma, Inc.	5,353	593,915
		10,746,867
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
Dell Technologies, Inc., Class C	5,488	253,601
Hewlett Packard Enterprise Co.	19,076	252,948
HP, Inc.	46,158	1,513,059
NetApp, Inc.	19,005	1,239,886
Pure Storage, Inc., Class A*	27,758	713,658
		3,973,152
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
Deckers Outdoor Corp.*	142	36,260
Lululemon Athletica, Inc.*	8,526	2,324,273
Ralph Lauren Corp.	1,556	139,495
Tapestry, Inc.	3,759	114,725
Under Armour, Inc., Class A*	2,908	24,223
		2,638,976
TOBACCO - 0.0%†
Altria Group, Inc.	477	19,924
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Fastenal Co.	14,314	714,555
SiteOne Landscape Supply, Inc.*	7,489	890,217
United Rentals, Inc.*	3,882	942,977
Watsco, Inc.	182	43,465
	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 2.2% (Continued)
WESCO International, Inc.*	2,717	$290,991
WW Grainger, Inc.	5,169	2,348,949
		5,231,154
TOTAL COMMON STOCKS (Cost - $258,674,113)		231,683,328
RIGHTS - 0.0%†
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, CVR*	107	54
TOTAL RIGHTS (Cost - $0)		598
WARRANTS - 0.0%†
Oasis Petroleum, Inc., expires 12/31/25*	24	1,176
Parker Drilling Co., expires 9/16/24*	20	1
Valaris Ltd., expires 12/31/28*	61	311
TOTAL WARRANTS (Cost - $744)		1,488
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a) (Cost - $3,343,914)	3,343,914	3,343,914
TOTAL INVESTMENTS - 99.9% (Cost - $262,018,771)		$235,029,328
OTHER ASSETS LESS LIABILITIES - NET 0.1%		133,017
TOTAL NET ASSETS - 100.0%		$235,162,345

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Short-Term Investments	1.4%
Rights	0.0%†
Warrants	0.0%†
Other Assets Less Liabilities - Net	0.1%
100.0%

†  Represents less than 0.05%.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	19	9/16/2022	$3,600,025	$(57,957)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 3.4%
Boeing Co. (The)*	6,667	$911,512
Curtiss-Wright Corp.	5,715	754,723
General Dynamics Corp.	12,268	2,714,295
HEICO Corp.	3,515	460,887
HEICO Corp., Class A	6,623	697,932
Lockheed Martin Corp.	1,774	762,749
Northrop Grumman Corp.	2,012	962,883
Raytheon Technologies Corp.	3,559	342,055
		7,607,036
AIR FREIGHT & LOGISTICS - 0.4%
Expeditors International of Washington, Inc.	2,283	222,501
FedEx Corp.	1,096	248,474
United Parcel Service, Inc., Class B	2,275	415,279
		886,254
AIRLINES - 0.2%
Alaska Air Group, Inc.*	930	37,246
Delta Air Lines, Inc.*	632	18,309
JetBlue Airways Corp.*	21,854	182,918
United Airlines Holdings, Inc.*	2,506	88,763
		327,236
AUTO COMPONENTS - 0.1%
BorgWarner, Inc.	4,894	163,313
Goodyear Tire & Rubber Co. (The)*	14,055	150,529
		313,842
AUTOMOBILES - 0.5%
Ford Motor Co.	21,690	241,410
General Motors Co.*	29,878	948,925
		1,190,335
BANKS - 8.1%
Bank of America Corp.	131,025	4,078,808
Citigroup, Inc.	39,582	1,820,376
Huntington Bancshares, Inc.	38,933	468,364
JPMorgan Chase & Co.	45,453	5,118,462
KeyCorp	1,151	19,832
Pinnacle Financial Partners, Inc.	6,485	468,930
PNC Financial Services Group, Inc. (The)	7,382	1,164,658
Regions Financial Corp.	45,788	858,525
Truist Financial Corp.	25,950	1,230,809
US Bancorp	19,429	894,123
Wells Fargo & Co.	50,409	1,974,521
		18,097,408
BEVERAGES - 1.6%
Brown-Forman Corp., Class B	21,602	1,515,596
Constellation Brands, Inc., Class A	1,257	292,957
Keurig Dr Pepper, Inc.	20,792	735,829
	Shares/ Principal	Fair Value
BEVERAGES - 1.6% (Continued)
Molson Coors Beverage Co., Class B	3,098	$168,872
PepsiCo, Inc.	4,591	765,136
		3,478,390
BIOTECHNOLOGY - 1.2%
Amgen, Inc.	2,881	700,947
Biogen, Inc.*	2,622	534,731
BioMarin Pharmaceutical, Inc.*	1,272	105,410
Exelixis, Inc.*	1,321	27,503
Gilead Sciences, Inc.	11,286	697,588
Moderna, Inc.*	740	105,709
Novavax, Inc.*	948	48,756
Regeneron Pharmaceuticals, Inc.*	644	380,688
Vertex Pharmaceuticals, Inc.*	294	82,846
		2,684,178
BUILDING PRODUCTS - 0.8%
Builders FirstSource, Inc.*	3,382	181,613
Lennox International, Inc.	986	203,698
Masco Corp.	15,687	793,762
Owens Corning	9,021	670,351
		1,849,424
CAPITAL MARKETS - 3.1%
Bank of New York Mellon Corp. (The)	33,680	1,404,793
Charles Schwab Corp. (The)	17,425	1,100,912
CME Group, Inc.	4,699	961,885
Coinbase Global, Inc., Class A*	2,788	131,092
Goldman Sachs Group, Inc. (The)	3,462	1,028,283
Intercontinental Exchange, Inc.	8,009	753,166
Jefferies Financial Group, Inc.	4,262	117,716
Moody's Corp.	677	184,124
Morgan Stanley	5,731	435,900
Northern Trust Corp.	2,167	209,072
State Street Corp.	5,619	346,411
Stifel Financial Corp.	6,538	366,259
		7,039,613
CHEMICALS - 2.8%
Air Products and Chemicals, Inc.	448	107,735
CF Industries Holdings, Inc.	461	39,522
Corteva, Inc.	13,361	723,365
DuPont de Nemours, Inc.	6,313	350,877
Ecolab, Inc.	8,024	1,233,770
FMC Corp.	4,934	527,987
Huntsman Corp.	7,200	204,120
Linde PLC	5,925	1,703,615
Livent Corp.*	7,020	159,284
LyondellBasell Industries NV, Class A	6,432	562,543
Mosaic Co. (The)	6,275	296,368
PPG Industries, Inc.	2,392	273,501
		6,182,687
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Tetra Tech, Inc.	1,905	$260,128
Waste Connections, Inc.	1,641	203,418
		463,546
COMMUNICATIONS EQUIPMENT - 0.9%
Ciena Corp.*	6,376	291,383
Cisco Systems, Inc.	14,972	638,406
Juniper Networks, Inc.	38,877	1,107,995
		2,037,784
CONSTRUCTION & ENGINEERING - 0.2%
AECOM	4,244	276,794
MasTec, Inc.*	990	70,943
		347,737
CONSTRUCTION MATERIALS - 0.0%†
Vulcan Materials Co.	675	95,918
CONSUMER FINANCE - 1.3%
Ally Financial, Inc.	10,791	361,606
American Express Co.	7,791	1,079,988
Capital One Financial Corp.	8,936	931,042
Discover Financial Services	2,539	240,139
Synchrony Financial	8,025	221,651
		2,834,426
CONTAINERS & PACKAGING - 0.1%
Crown Holdings, Inc.	557	51,339
Sealed Air Corp.	1,646	95,007
Westrock Co.	3,060	121,910
		268,256
DIVERSIFIED CONSUMER SERVICES - 0.1%
Service Corp. International	3,106	214,687
DIVERSIFIED FINANCIAL SERVICES - 3.2%
Berkshire Hathaway, Inc., Class B*	21,496	5,868,838
Voya Financial, Inc.	22,723	1,352,700
		7,221,538
DIVERSIFIED TELECOMMUNICATION - 1.7%
AT&T, Inc.	79,800	1,672,608
Iridium Communications, Inc.*	2,083	78,238
Liberty Global PLC, Class A*	11,337	238,644
Lumen Technologies, Inc.	10,076	109,929
Verizon Communications, Inc.	33,407	1,695,405
		3,794,824
ELECTRIC UTILITIES - 2.3%
Entergy Corp.	11,432	1,287,700
Eversource Energy	800	67,576
IDACORP, Inc.	3,999	423,574
NextEra Energy, Inc.	24,954	1,932,937
NRG Energy, Inc.	12,129	462,964
	Shares/ Principal	Fair Value
ELECTRIC UTILITIES - 2.3% (Continued)
OGE Energy Corp.	22,963	$885,453
Portland General Electric Co.	2,505	121,067
Southern Co. (The)	426	30,378
Xcel Energy, Inc.	542	38,352
		5,250,001
ELECTRICAL EQUIPMENT - 1.1%
AMETEK, Inc.	10,047	1,104,065
Eaton Corp. PLC	11,055	1,392,819
		2,496,884
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Avnet, Inc.	9,323	399,770
TE Connectivity Ltd.	2,689	304,261
		704,031
ENERGY EQUIPMENT & SERVICES - 0.7%
Halliburton Co.	24,101	755,807
Schlumberger NV	23,206	829,847
		1,585,654
ENTERTAINMENT - 1.3%
Activision Blizzard, Inc.	5,629	438,274
Electronic Arts, Inc.	2,702	328,698
Live Nation Entertainment, Inc.*	1,274	105,207
Netflix, Inc.*	422	73,795
ROBLOX Corp., Class A*	5,232	171,923
Take-Two Interactive Software, Inc.*	269	32,961
Walt Disney Co. (The)*	15,613	1,473,867
Warner Bros Discovery, Inc.*	21,387	287,014
		2,911,739
EQUITY REAL ESTATE INVESTMENT - 3.6%
American Campus Communities, Inc.	557	35,910
American Homes 4 Rent, Class A	10,555	374,069
Brixmor Property Group, Inc.	21,885	442,296
Camden Property Trust	1,739	233,861
Crown Castle International Corp.	4,199	707,028
CubeSmart	1,601	68,395
Digital Realty Trust, Inc.	548	71,147
Equinix, Inc.	308	202,362
Equity LifeStyle Properties, Inc.	871	61,379
Equity Residential	8,457	610,764
Essex Property Trust, Inc.	1,246	325,841
Extra Space Storage, Inc.	3,851	655,132
First Industrial Realty Trust, Inc.	3,258	154,690
Kimco Realty Corp.	4	79
Lamar Advertising Co., Class A	1,489	130,987
Mid-America Apartment Communities, Inc.	7,158	1,250,288
Outfront Media, Inc.	1,286	21,798
Park Hotels & Resorts, Inc.	5,090	69,071
Prologis, Inc.	14,821	1,743,691

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
EQUITY REAL ESTATE INVESTMENT - 3.6% (Continued)
Public Storage	246	$76,917
SBA Communications Corp.	1,327	424,706
Sun Communities, Inc.	1,810	288,442
Weyerhaeuser Co.	911	30,172
		7,979,025
FOOD & STAPLES RETAILING - 0.9%
Costco Wholesale Corp.	1,720	824,361
Kroger Co. (The)	5,275	249,666
Walmart, Inc.	7,750	942,245
		2,016,272
FOOD PRODUCTS - 1.8%
Archer-Daniels-Midland Co.	4,421	343,070
Bunge Ltd.	5,189	470,590
Conagra Brands, Inc.	7,251	248,274
Hershey Co. (The)	1,734	373,087
J M Smucker Co. (The)	967	123,786
Kellogg Co.	1,510	107,723
McCormick & Co., Inc.	10,218	850,649
Mondelez International, Inc., Class A	15,370	954,323
Tyson Foods, Inc., Class A	7,361	633,488
		4,104,990
GAS UTILITIES - 0.3%
Atmos Energy Corp.	5,130	575,073
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Abbott Laboratories	9,875	1,072,919
Align Technology, Inc.*	115	27,217
Bausch + Lomb Corp.*	25,014	381,213
Becton Dickinson and Co.	726	178,981
Boston Scientific Corp.*	47,957	1,787,357
DENTSPLY SIRONA, Inc.	747	26,690
Enovis Corp.*	3,609	198,495
Hologic, Inc.*	1,918	132,917
IDEXX Laboratories, Inc.*	867	304,083
Medtronic PLC	17,928	1,609,038
Stryker Corp.	622	123,735
Teleflex, Inc.	160	39,336
		5,881,981
HEALTH CARE PROVIDERS & SERVICES - 4.1%
AmerisourceBergen Corp.	6,059	857,227
AMN Healthcare Services, Inc.*	274	30,061
Cigna Corp.	8,043	2,119,491
CVS Health Corp.	18,483	1,712,635
Elevance Health, Inc.	5,320	2,567,326
McKesson Corp.	1,842	600,879
Molina Healthcare, Inc.*	317	88,636
UnitedHealth Group, Inc.	2,315	1,189,053
		9,165,308
	Shares/ Principal	Fair Value
HEALTH CARE TECHNOLOGY - 0.0%†
Teladoc Health, Inc.*	2,207	$73,294
HOTELS, RESTAURANTS & LEISURE - 1.7%
Caesars Entertainment, Inc.*	2,266	86,788
Carnival Corp.*	7,854	67,937
Choice Hotels International, Inc.	1,624	181,287
Domino's Pizza, Inc.	184	71,707
DraftKings, Inc., Class A*	11,634	135,769
Expedia Group, Inc.*	421	39,923
McDonald's Corp.	5,238	1,293,158
Royal Caribbean Cruises Ltd.*	4,308	150,392
Texas Roadhouse, Inc.	575	42,090
Travel + Leisure Co.	29,659	1,151,362
Wendy's Co. (The)	16,276	307,291
Yum! Brands, Inc.	3,189	361,983
		3,889,687
HOUSEHOLD DURABLES - 0.6%
Garmin Ltd.	1,036	101,787
Lennar Corp., Class A	6,815	480,934
Whirlpool Corp.	4,787	741,363
		1,324,084
HOUSEHOLD PRODUCTS - 2.5%
Colgate-Palmolive Co.	13,567	1,087,260
Procter & Gamble Co. (The)	31,185	4,484,091
		5,571,351
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Brookfield Renewable Corp., Class A	4,450	158,464
Vistra Corp.	10,288	235,081
		393,545
INDUSTRIAL CONGLOMERATES - 0.7%
General Electric Co.	7,497	477,334
Honeywell International, Inc.	6,656	1,156,879
		1,634,213
INSURANCE - 4.0%
Allstate Corp. (The)	6,013	762,027
Brighthouse Financial, Inc.*	1,090	44,712
Chubb Ltd.	387	76,076
Hanover Insurance Group, Inc. (The)	2,902	424,417
Hartford Financial Services Group, Inc. (The)	8,197	536,330
Marsh & McLennan Cos., Inc.	8,700	1,350,675
MetLife, Inc.	40,269	2,528,491
Old Republic International Corp.	13,196	295,063
Reinsurance Group of America, Inc.	4,215	494,377
Travelers Cos., Inc. (The)	13,519	2,286,468
Willis Towers Watson PLC	358	70,666
		8,869,302

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
INTERACTIVE MEDIA & SERVICES - 2.6%
Alphabet, Inc., Class A*	746	$1,625,728
Alphabet, Inc., Class C*	445	973,415
Meta Platforms, Inc., Class A*	19,915	3,211,294
		5,810,437
INTERNET & DIRECT MARKETING RETAIL - 0.1%
Farfetch Ltd., Class A*	5,017	35,922
MercadoLibre, Inc.*	329	209,530
Qurate Retail, Inc., Series A	5,100	14,637
		260,089
IT SERVICES - 1.9%
Automatic Data Processing, Inc.	1,046	219,702
Block, Inc.*	9,577	588,603
Cognizant Technology Solutions Corp., Class A	11,364	766,956
Fidelity National Information Services, Inc.	9,280	850,698
Global Payments, Inc.	6,013	665,278
GoDaddy, Inc., Class A*	1,380	95,993
PayPal Holdings, Inc.*	3,024	211,196
StoneCo Ltd., Class A*	9,424	72,565
Visa, Inc., Class A	2,982	587,126
Western Union Co. (The)	13,124	216,152
		4,274,269
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Agilent Technologies, Inc.	7,666	910,491
Bruker Corp.	638	40,041
Danaher Corp.	7,825	1,983,794
Mettler-Toledo International, Inc.*	197	226,308
Syneos Health, Inc.*	9,733	697,661
Thermo Fisher Scientific, Inc.	3,990	2,167,687
		6,025,982
MACHINERY - 2.2%
Cummins, Inc.	4,849	938,427
Donaldson Co., Inc.	3,278	157,803
Illinois Tool Works, Inc.	8,663	1,578,832
Otis Worldwide Corp.	8,193	578,999
PACCAR, Inc.	9,596	790,135
Snap-on, Inc.	1,864	367,264
Stanley Black & Decker, Inc.	3,967	415,979
Timken Co. (The)	1,873	99,363
		4,926,802
MEDIA - 1.9%
Altice USA, Inc., Class A*	10,746	99,400
Comcast Corp., Class A	62,875	2,467,215
Fox Corp., Class A	38,455	1,236,713
Fox Corp., Class B	1,880	55,836
Interpublic Group of Cos., Inc. (The)	2,859	78,708
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,002	36,112
	Shares/ Principal	Fair Value
MEDIA - 1.9% (Continued)
Nexstar Media Group, Inc., Class A	779	$126,884
Paramount Global, Class B	4,698	115,947
		4,216,815
METALS & MINING - 0.5%
Alcoa Corp.	1,123	51,186
Freeport-McMoRan, Inc.	19,545	571,887
Newmont Corp.	1,924	114,805
Reliance Steel & Aluminum Co.	2,221	377,259
Steel Dynamics, Inc.	1,093	72,302
		1,187,439
MULTILINE RETAIL - 0.7%
Dollar General Corp.	2,227	546,595
Dollar Tree, Inc.*	981	152,889
Kohl's Corp.	570	20,343
Target Corp.	5,668	800,492
		1,520,319
MULTI-UTILITIES - 2.7%
Ameren Corp.	6,496	586,979
Black Hills Corp.	9,432	686,367
CMS Energy Corp.	29,971	2,023,042
Dominion Energy, Inc.	5,426	433,049
DTE Energy Co.	17,407	2,206,337
Sempra Energy	159	23,893
		5,959,667
OIL, GAS & CONSUMABLE FUELS - 6.4%
APA Corp.	569	19,858
Chevron Corp.	22,508	3,258,708
ConocoPhillips	7,887	708,331
Devon Energy Corp.	9,540	525,749
Diamondback Energy, Inc.	801	97,041
EOG Resources, Inc.	13,326	1,471,723
EQT Corp.	683	23,495
Equitrans Midstream Corp.	5,308	33,759
Excelerate Energy, Inc., Class A*	1,303	25,956
Exxon Mobil Corp.	61,926	5,303,343
Hess Corp.	384	40,681
Marathon Oil Corp.	29,992	674,220
Murphy Oil Corp.	2,753	83,113
Occidental Petroleum Corp.	1,867	109,929
Phillips 66	8,027	658,134
Targa Resources Corp.	4,853	289,579
Valero Energy Corp.	5,021	533,632
Williams Cos., Inc. (The)	16,312	509,098
		14,366,349
PAPER & FOREST PRODUCTS - 0.0%†
Louisiana-Pacific Corp.	1,425	74,684

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 7.3%
Bristol-Myers Squibb Co.	23,138	$1,781,626
Eli Lilly and Co.	1,733	561,891
Johnson & Johnson	34,195	6,069,954
Merck & Co., Inc.	27,510	2,508,087
Perrigo Co. PLC	12,357	501,323
Pfizer, Inc.	71,582	3,753,044
Viatris, Inc.	36,483	381,977
Zoetis, Inc.	5,338	917,549
		16,475,451
PROFESSIONAL SERVICES - 0.3%
ASGN, Inc.*	288	25,992
Booz Allen Hamilton Holding Corp.	2,171	196,172
Jacobs Engineering Group, Inc.	1,464	186,118
KBR, Inc.	457	22,114
ManpowerGroup, Inc.	1,192	91,081
Robert Half International, Inc.	2,163	161,987
		683,464
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
CBRE Group, Inc., Class A*	7,308	537,942
Jones Lang LaSalle, Inc.*	558	97,572
Opendoor Technologies, Inc.*	30,950	145,774
Zillow Group, Inc., Class A*	685	21,790
Zillow Group, Inc., Class C*	8,425	267,494
		1,070,572
ROAD & RAIL - 1.0%
CSX Corp.	24,747	719,148
Landstar System, Inc.	1,665	242,124
Lyft, Inc., Class A*	2,277	30,239
Norfolk Southern Corp.	2,566	583,226
Ryder System, Inc.	1,628	115,686
Schneider National, Inc., Class B	18,811	420,990
Union Pacific Corp.	828	176,596
		2,288,009
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Analog Devices, Inc.	5,282	771,647
Applied Materials, Inc.	2,949	268,300
Cirrus Logic, Inc.*	694	50,343
Intel Corp.	86,251	3,226,650
KLA Corp.	468	149,329
Lam Research Corp.	193	82,247
Marvell Technology, Inc.	4,592	199,890
MaxLinear, Inc.*	4,649	157,973
Micron Technology, Inc.	10,571	584,365
Monolithic Power Systems, Inc.	114	43,781
NVIDIA Corp.	2,419	366,696
NXP Semiconductors NV	966	142,997
Qorvo, Inc.*	663	62,534
	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2% (Continued)
QUALCOMM, Inc.	1,497	$191,227
Semtech Corp.*	636	34,961
Silicon Laboratories, Inc.*	5,107	716,103
Skyworks Solutions, Inc.	623	57,715
Texas Instruments, Inc.	1,153	177,158
		7,283,916
SOFTWARE - 1.9%
Bill.com Holdings, Inc.*	202	22,208
Cadence Design Systems, Inc.*	301	45,159
Citrix Systems, Inc.	823	79,971
Fair Isaac Corp.*	134	53,721
Microsoft Corp.	2,435	625,381
Paycom Software, Inc.*	203	56,864
RingCentral, Inc., Class A*	7,442	388,919
Roper Technologies, Inc.	1,822	719,052
salesforce, Inc.*	9,037	1,491,466
ServiceNow, Inc.*	1,035	492,163
VMware, Inc., Class A	723	82,408
Workday, Inc., Class A*	1,741	243,009
		4,300,321
SPECIALTY RETAIL - 1.1%
Advance Auto Parts, Inc.	1,945	336,660
AutoNation, Inc.*	1,480	165,405
AutoZone, Inc.*	34	73,070
Best Buy Co., Inc.	4,432	288,922
Carvana Co.*	6,484	146,409
Dick's Sporting Goods, Inc.	4,197	316,328
Foot Locker, Inc.	3,285	82,946
GameStop Corp., Class A*	206	25,194
Home Depot, Inc. (The)	1,489	408,388
Lowe's Cos., Inc.	2,156	376,588
Penske Automotive Group, Inc.	1,049	109,820
Tractor Supply Co.	234	45,361
		2,375,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.0%
Dell Technologies, Inc., Class C	8,110	374,763
Hewlett Packard Enterprise Co.	75,780	1,004,843
HP, Inc.	20,258	664,057
NetApp, Inc.	3,980	259,655
		2,303,318
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Carter's, Inc.	2,411	169,927
PVH Corp.	4,133	235,168
Ralph Lauren Corp.	1,153	103,366
Under Armour, Inc., Class C*	2,541	19,261
		527,722

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
THRIFTS & MORTGAGE FINANCE - 0.2%
Radian Group, Inc.	21,418	$420,864
TOBACCO - 1.0%
Altria Group, Inc.	18,825	786,320
Philip Morris International, Inc.	14,338	1,415,734
		2,202,054
TRADING COMPANIES & DISTRIBUTORS - 0.3%
SiteOne Landscape Supply, Inc.*	3,563	423,534
United Rentals, Inc.*	791	192,142
		615,676
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
United States Cellular Corp.*	13,638	394,957
TOTAL COMMON STOCKS (Cost - $219,292,977)		220,925,820
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (a) (Cost - $3,203,173)	3,203,173	$3,203,173
TOTAL INVESTMENTS - 99.9% (Cost - $222,496,150)		$224,128,993
OTHER ASSETS LESS LIABILITIES - NET 0.1%		312,505
TOTAL NET ASSETS - 100.0%		$224,441,498

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	19	9/16/2022	$3,600,025	$(90,392)

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 97.9%
ADVERTISING - 0.2%
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27 (a)	$45,000	$39,319
Stagwell Global LLC, 5.63%, 8/15/29 (a)	85,000	68,300
		107,619
AEROSPACE & DEFENSE - 1.5%
Howmet Aerospace, Inc., 5.90%, 2/1/27	150,000	147,750
TransDigm, Inc.
6.25%, 3/15/26 (a)	300,000	289,410
6.38%, 6/15/26	50,000	46,750
7.50%, 3/15/27	250,000	235,853
Triumph Group, Inc., 8.88%, 6/1/24 (a)	82,000	82,604
		802,367
AGRICULTURE - 0.9%
Darling Ingredients, Inc., 6.00%, 6/15/30 (a)	25,000	24,931
Vector Group Ltd., 5.75%, 2/1/29 (a)	520,000	433,004
		457,935
AIRLINES - 2.4%
American Airlines, Inc., 11.75%, 7/15/25 (a)	165,000	171,443
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (a)	220,000	202,133
5.75%, 4/20/29 (a)	440,000	376,624
Delta Air Lines, Inc., 7.38%, 1/15/26	150,000	149,588
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25 (a)	60,000	61,576
United Airlines Holdings, Inc., 4.88%, 1/15/25	25,000	23,224
United Airlines, Inc.
4.38%, 4/15/26 (a)	77,000	68,722
4.63%, 4/15/29 (a)	195,000	164,166
		1,217,476
AUTO MANUFACTURERS - 2.3%
Allison Transmission, Inc., 3.75%, 1/30/31 (a)	90,000	72,130
Ford Motor Co.
4.35%, 12/8/26	200,000	185,330
9.63%, 4/22/30	140,000	156,100
4.75%, 1/15/43	100,000	71,197
5.29%, 12/8/46	98,000	75,157
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	115,000	103,094
Jaguar Land Rover Automotive PLC
5.88%, 1/15/28 (a)	275,000	206,456
5.50%, 7/15/29 (a)	340,000	246,500
Wabash National Corp., 4.50%, 10/15/28 (a)	115,000	87,975
		1,203,939
AUTO PARTS & EQUIPMENT - 1.1%
IHO Verwaltungs GmbH, 4.75% Cash, or 5.50% PIK , 9/15/26 (a),(b)	200,000	171,917
Tenneco, Inc., 5.00%, 7/15/26	42,000	39,270
Titan International, Inc., 7.00%, 4/30/28	380,000	356,972
		568,159
	Shares/ Principal	Fair Value
BANKS - 1.3%
Deutsche Bank AG
4.30%, (USD 5 Year Swap + 2.25%), 5/24/28 (c)	$245,000	$219,713
5.88%, (SOFR + 5.44%), 7/8/31 (c)	200,000	182,026
4.88%, (USD ICE Swap Rate 5Y + 2.55%), 12/1/32 (c)	200,000	172,161
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	75,000	63,126
7.63%, 5/1/26 (a)	45,000	35,098
6.63%, 1/15/27 (a)	35,000	25,940
		698,064
BUILDING MATERIALS - 1.6%
Boise Cascade Co., 4.88%, 7/1/30 (a)	135,000	118,084
Eco Material Technologies, Inc., 7.88%, 1/31/27 (a)	95,000	84,436
Griffon Corp., 5.75%, 3/1/28	25,000	22,687
James Hardie International Finance DAC, 5.00%, 1/15/28 (a)	275,000	244,750
Louisiana-Pacific Corp., 3.63%, 3/15/29 (a)	325,000	256,065
SRM Escrow Issuer LLC, 6.00%, 11/1/28 (a)	85,000	71,413
Standard Industries, Inc.
5.00%, 2/15/27 (a)	29,000	25,905
4.38%, 7/15/30 (a)	12,000	9,465
		832,805
CHEMICALS - 2.9%
Ashland LLC, 3.38%, 9/1/31 (a)	216,000	175,798
Chemours Co. (The)
5.38%, 5/15/27	125,000	109,962
4.63%, 11/15/29 (a)	100,000	78,648
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28 (a)	455,000	402,524
Methanex Corp.
5.13%, 10/15/27	47,000	41,478
5.25%, 12/15/29	165,000	139,474
5.65%, 12/1/44	75,000	52,706
Minerals Technologies, Inc., 5.00%, 7/1/28 (a)	25,000	21,757
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30 (a)	105,000	88,725
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (a)	30,000	27,783
Rayonier AM Products, Inc., 7.63%, 1/15/26 (a)	142,000	123,895
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (a)	43,000	38,270
Tronox, Inc., 4.63%, 3/15/29 (a)	70,000	56,335
Valvoline, Inc.
4.25%, 2/15/30 (a)	75,000	62,625
3.63%, 6/15/31 (a)	95,000	75,848
		1,495,828

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
COAL - 0.9%
Natural Resource Partners LP / NRP Finance Corp., 9.13%, 6/30/25 (a)	$25,000	$25,428
SunCoke Energy, Inc., 4.88%, 6/30/29 (a)	282,000	222,798
Warrior Met Coal, Inc., 7.88%, 12/1/28 (a)	205,000	196,179
		444,405
COMMERCIAL SERVICES - 6.0%
ADT Security Corp. (The), 4.88%, 7/15/32 (a)	100,000	79,750
Adtalem Global Education, Inc., 5.50%, 3/1/28 (a)	171,000	152,617
Albion Financing 1 SARL / Aggreko Holdings, Inc., 6.13%, 10/15/26 (a)	35,000	29,954
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26 (a)	30,000	27,460
Alta Equipment Group, Inc., 5.63%, 4/15/26 (a)	83,000	70,965
AMN Healthcare, Inc., 4.00%, 4/15/29 (a)	44,000	37,180
ASGN, Inc., 4.63%, 5/15/28 (a)	142,000	122,120
CoreCivic, Inc., 8.25%, 4/15/26	175,000	170,713
CPI CG, Inc., 8.63%, 3/15/26 (a)	226,000	213,570
Deluxe Corp., 8.00%, 6/1/29 (a)	373,000	303,995
Gartner, Inc.
4.50%, 7/1/28 (a)	175,000	160,686
3.63%, 6/15/29 (a)	50,000	43,318
3.75%, 10/1/30 (a)	80,000	69,048
Graham Holdings Co., 5.75%, 6/1/26 (a)	125,000	123,750
HealthEquity, Inc., 4.50%, 10/1/29 (a)	180,000	157,500
Korn Ferry, 4.63%, 12/15/27 (a)	200,000	179,500
MPH Acquisition Holdings LLC
5.50%, 9/1/28 (a)	310,000	275,899
5.75%, 11/1/28 (a)	150,000	124,305
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/26 (a)	225,000	209,812
6.25%, 1/15/28 (a)	245,000	204,635
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (a)	50,000	48,959
RR Donnelley & Sons Co., 6.13%, 11/1/26 (a)	35,000	32,550
Service Corp. International
5.13%, 6/1/29	70,000	66,115
3.38%, 8/15/30	25,000	20,469
4.00%, 5/15/31	175,000	149,406
Williams Scotsman International, Inc., 4.63%, 8/15/28 (a)	45,000	38,363
		3,112,639
COMPUTERS - 0.5%
Booz Allen Hamilton, Inc.
3.88%, 9/1/28 (a)	30,000	26,550
4.00%, 7/1/29 (a)	59,000	52,311
KBR, Inc., 4.75%, 9/30/28 (a)	75,000	66,188
	Shares/ Principal	Fair Value
COMPUTERS - 0.5% (Continued)
Science Applications International Corp., 4.88%, 4/1/28 (a)	$107,000	$99,777
		244,826
COSMETICS & PERSONAL CARE - 0.4%
Coty, Inc., 5.00%, 4/15/26 (a)	135,000	123,694
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/29 (a)	74,000	63,917
		187,611
DISTRIBUTION & WHOLESALE - 0.2%
G-III Apparel Group Ltd., 7.88%, 8/15/25 (a)	100,000	96,642
DIVERSIFIED FINANCIAL SERVICES - 4.0%
Burford Capital Global Finance LLC, 6.88%, 4/15/30 (a)	150,000	131,823
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	42,134
Enova International, Inc., 8.50%, 9/15/25 (a)	395,000	343,535
Jefferson Capital Holdings LLC, 6.00%, 8/15/26 (a)	24,000	21,000
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	139,000	129,797
4.00%, 3/15/29 (a)	30,000	25,667
4.38%, 5/15/31 (a)	247,000	211,033
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27 (a)	65,000	56,440
5.50%, 8/15/28 (a)	140,000	112,306
5.75%, 11/15/31 (a)	440,000	336,600
NFP Corp., 4.88%, 8/15/28 (a)	20,000	17,129
OneMain Finance Corp.
7.13%, 3/15/26	100,000	92,781
6.63%, 1/15/28	95,000	85,062
PRA Group, Inc., 7.38%, 9/1/25 (a)	40,000	38,900
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25 (a)	150,000	135,000
Radian Group, Inc., 6.63%, 3/15/25	50,000	48,813
World Acceptance Corp., 7.00%, 11/1/26 (a)	334,000	238,810
		2,066,830
ELECTRIC - 3.1%
Calpine Corp.
5.25%, 6/1/26 (a)	59,000	56,050
4.50%, 2/15/28 (a)	100,000	90,714
5.13%, 3/15/28 (a)	70,000	62,120
4.63%, 2/1/29 (a)	25,000	20,807
3.75%, 3/1/31 (a)	25,000	20,210
Clearway Energy Operating LLC, 3.75%, 1/15/32 (a)	80,000	63,208
Drax Finco PLC, 6.63%, 11/1/25 (a)	200,000	195,059
FirstEnergy Corp.
5.35%, 7/15/47	26,000	21,954
3.40%, 3/1/50	75,000	50,843

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
ELECTRIC - 3.1% (Continued)
NextEra Energy Operating Partners LP, 4.25%, 7/15/24 (a)	$50,000	$47,830
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 8/15/28 (a)	40,000	35,040
PG&E Corp., 5.25%, 7/1/30	595,000	489,387
Vistra Operations Co. LLC
5.50%, 9/1/26 (a)	75,000	70,825
5.63%, 2/15/27 (a)	115,000	107,821
5.00%, 7/31/27 (a)	40,000	36,250
4.38%, 5/1/29 (a)	275,000	230,073
		1,598,191
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
WESCO Distribution, Inc.
7.13%, 6/15/25 (a)	90,000	89,478
7.25%, 6/15/28 (a)	45,000	44,505
		133,983
ELECTRONICS - 0.7%
Atkore, Inc., 4.25%, 6/1/31 (a)	374,000	310,420
II-VI, Inc., 5.00%, 12/15/29 (a)	80,000	69,800
		380,220
ENERGY-ALTERNATE SOURCES - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28 (a)	100,000	90,574
ENGINEERING & CONSTRUCTION - 0.6%
AECOM, 5.13%, 3/15/27	190,000	179,550
IEA Energy Services LLC, 6.63%, 8/15/29 (a)	161,000	131,618
		311,168
ENTERTAINMENT - 1.1%
Affinity Gaming, 6.88%, 12/15/27 (a)	15,000	12,601
Boyne USA, Inc., 4.75%, 5/15/29 (a)	82,000	71,007
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25 (a)	80,000	77,600
International Game Technology PLC, 6.50%, 2/15/25 (a)	100,000	99,500
Jacobs Entertainment, Inc., 6.75%, 2/15/29 (a)	45,000	38,053
Live Nation Entertainment, Inc., 4.88%, 11/1/24 (a)	200,000	191,000
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29 (a)	40,000	32,600
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25 (a)	30,000	29,198
		551,559
ENVIRONMENTAL CONTROL - 1.5%
Covanta Holding Corp.
4.88%, 12/1/29 (a)	270,000	219,880
5.00%, 9/1/30	418,000	341,213
	Shares/ Principal	Fair Value
ENVIRONMENTAL CONTROL - 1.5% (Continued)
GFL Environmental, Inc.
3.75%, 8/1/25 (a)	$30,000	$27,825
5.13%, 12/15/26 (a)	35,000	33,250
4.00%, 8/1/28 (a)	50,000	41,250
4.75%, 6/15/29 (a)	100,000	82,750
Tervita Corp., 11.00%, 12/1/25 (a)	50,000	54,375
		800,543
FOOD - 2.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 1/15/27 (a)	70,000	62,532
5.88%, 2/15/28 (a)	145,000	135,521
3.50%, 3/15/29 (a)	65,000	52,606
4.88%, 2/15/30 (a)	357,000	306,249
Ingles Markets, Inc., 4.00%, 6/15/31 (a)	70,000	60,550
Lamb Weston Holdings, Inc.
4.88%, 5/15/28 (a)	50,000	47,055
4.13%, 1/31/30 (a)	166,000	143,683
4.38%, 1/31/32 (a)	346,000	301,020
Post Holdings, Inc., 5.75%, 3/1/27 (a)	106,000	102,688
		1,211,904
FOREST PRODUCTS & PAPER - 0.9%
Domtar Corp., 6.75%, 10/1/28 (a)	344,000	323,894
Resolute Forest Products, Inc., 4.88%, 3/1/26 (a)	160,000	144,805
		468,699
GAS - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	150,000	144,767
HEALTHCARE-PRODUCTS - 0.6%
Hologic, Inc.
4.63%, 2/1/28 (a)	25,000	23,394
3.25%, 2/15/29 (a)	75,000	64,102
Medline Borrower LP
3.88%, 4/1/29 (a)	105,000	89,533
5.25%, 10/1/29 (a)	25,000	20,680
Varex Imaging Corp., 7.88%, 10/15/27 (a)	114,000	108,443
		306,152
HEALTHCARE-SERVICES - 2.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (a)	200,000	186,869
5.00%, 4/15/29 (a)	200,000	181,192
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27 (a)	40,000	37,511
Centene Corp., 4.25%, 12/15/27	30,000	27,919
Encompass Health Corp., 4.63%, 4/1/31	210,000	170,059
Legacy LifePoint Health LLC, 4.38%, 2/15/27 (a)	35,000	29,989

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 2.8% (Continued)
ModivCare, Inc., 5.88%, 11/15/25 (a)	$50,000	$46,000
Molina Healthcare, Inc.
4.38%, 6/15/28 (a)	90,000	80,488
3.88%, 5/15/32 (a)	38,000	31,830
Prime Healthcare Services, Inc., 7.25%, 11/1/25 (a)	45,000	38,407
Tenet Healthcare Corp.
6.75%, 6/15/23	90,000	92,660
4.63%, 7/15/24	40,000	38,389
5.13%, 11/1/27 (a)	255,000	229,500
6.13%, 10/1/28 (a)	210,000	181,650
US Acute Care Solutions LLC, 6.38%, 3/1/26 (a)	100,000	89,552
		1,462,015
HOME BUILDERS - 0.4%
Century Communities, Inc., 6.75%, 6/1/27	25,000	23,844
Installed Building Products, Inc., 5.75%, 2/1/28 (a)	45,000	39,980
KB Home, 7.25%, 7/15/30	50,000	47,368
Picasso Finance Sub, Inc., 6.13%, 6/15/25 (a)	42,000	40,950
Winnebago Industries, Inc., 6.25%, 7/15/28 (a)	45,000	41,208
		193,350
HOUSEWARES - 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (a)	25,000	22,108
Newell Brands, Inc.
4.45%, 4/1/26	100,000	95,016
5.63%, 4/1/36	25,000	21,654
5.75%, 4/1/46	25,000	20,375
		159,153
INSURANCE - 0.0%†
MGIC Investment Corp., 5.25%, 8/15/28	8,000	7,164
INTERNET - 0.1%
NortonLifeLock, Inc., 5.00%, 4/15/25 (a)	55,000	53,625
INVESTMENT COMPANIES - 2.1%
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	75,000	61,875
5.00%, 1/15/32 (a)	95,000	73,344
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	250,000	233,255
6.38%, 12/15/25	200,000	189,062
6.25%, 5/15/26	190,000	176,700
5.25%, 5/15/27	200,000	177,168
4.38%, 2/1/29	210,000	168,828
		1,080,232
	Shares/ Principal	Fair Value
IRON & STEEL - 2.3%
Big River Steel LLC / BRS Finance Corp., 6.63%, 1/31/29 (a)	$113,000	$104,865
Carpenter Technology Corp., 7.63%, 3/15/30	250,000	229,574
Commercial Metals Co., 4.38%, 3/15/32	115,000	94,193
Mineral Resources Ltd.
8.13%, 5/1/27 (a)	135,000	131,310
8.00%, 11/1/27 (a)	75,000	73,433
8.50%, 5/1/30 (a)	170,000	167,450
United States Steel Corp., 6.88%, 3/1/29	435,000	376,275
		1,177,100
LEISURE TIME - 1.0%
Carnival Corp.
7.63%, 3/1/26 (a)	50,000	38,625
9.88%, 8/1/27 (a)	60,000	58,125
6.00%, 5/1/29 (a)	90,000	62,888
Royal Caribbean Cruises Ltd.
10.88%, 6/1/23 (a)	35,000	35,007
9.13%, 6/15/23 (a)	10,000	9,876
11.50%, 6/1/25 (a)	148,000	152,070
5.50%, 8/31/26 (a)	110,000	81,291
5.50%, 4/1/28 (a)	100,000	69,500
		507,382
LODGING - 1.4%
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25 (a)	20,000	19,600
4.88%, 1/15/30	175,000	158,156
3.63%, 2/15/32 (a)	180,000	143,100
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	188,250
Marriott Ownership Resorts, Inc., 6.13%, 9/15/25 (a)	36,000	35,626
Travel + Leisure Co., 6.00%, 4/1/27	75,000	67,834
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28 (a)	41,000	35,861
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (a)	100,000	91,500
		739,927
MACHINERY-CONSTRUCTION & MINING - 0.3%
BWX Technologies, Inc., 4.13%, 6/30/28 (a)	115,000	102,350
Manitowoc Co., Inc. (The), 9.00%, 4/1/26 (a)	56,000	52,137
		154,487
MEDIA - 6.4%
Altice Financing SA, 5.75%, 8/15/29 (a)	75,000	60,187
Block Communications, Inc., 4.88%, 3/1/28 (a)	25,000	21,125
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	46,000	42,339
5.38%, 6/1/29 (a)	162,000	144,787
4.75%, 3/1/30 (a)	115,000	98,449
4.25%, 1/15/34 (a)	220,000	169,950

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
MEDIA - 6.4% (Continued)
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27 (a)	$635,000	$545,843
DISH DBS Corp.
7.75%, 7/1/26	125,000	97,813
7.38%, 7/1/28	140,000	94,602
5.75%, 12/1/28 (a)	80,000	59,233
GCI LLC, 4.75%, 10/15/28 (a)	220,000	190,619
Gray Television, Inc., 5.88%, 7/15/26 (a)	121,000	113,113
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	305,000	278,313
4.75%, 11/1/28 (a)	113,000	96,897
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26 (a)	50,000	43,114
Sirius XM Radio, Inc.
3.13%, 9/1/26 (a)	25,000	22,061
4.00%, 7/15/28 (a)	95,000	82,175
5.50%, 7/1/29 (a)	352,000	320,760
4.13%, 7/1/30 (a)	46,000	38,421
3.88%, 9/1/31 (a)	112,000	89,880
Spanish Broadcasting System, Inc., 9.75%, 3/1/26 (a)	9,000	7,144
TEGNA, Inc.
4.75%, 3/15/26 (a)	50,000	47,987
5.00%, 9/15/29	125,000	117,461
Virgin Media Finance PLC, 5.00%, 7/15/30 (a)	300,000	237,750
Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	200,000	177,540
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28 (a)	25,000	20,687
VZ Secured Financing BV, 5.00%, 1/15/32 (a)	75,000	62,250
		3,280,500
METAL FABRICATE & HARDWARE - 0.4%
Advanced Drainage Systems, Inc.
5.00%, 9/30/27 (a)	145,000	133,693
6.38%, 6/15/30 (a)	60,000	58,668
		192,361
MINING - 2.3%
Alcoa Nederland Holding BV
6.13%, 5/15/28 (a)	80,000	77,800
4.13%, 3/31/29 (a)	110,000	98,450
Arconic Corp., 6.13%, 2/15/28 (a)	76,000	70,080
Eldorado Gold Corp., 6.25%, 9/1/29 (a)	138,000	112,605
FMG Resources August 2006 Pty Ltd.
4.50%, 9/15/27 (a)	85,000	75,863
5.88%, 4/15/30 (a)	155,000	140,583
6.13%, 4/15/32 (a)	60,000	54,000
IAMGOLD Corp., 5.75%, 10/15/28 (a)	85,000	56,711
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28 (a)	84,000	86,738
Novelis Corp., 4.75%, 1/30/30 (a)	65,000	54,027
Taseko Mines Ltd., 7.00%, 2/15/26 (a)	398,000	338,744
		1,165,601
	Shares/ Principal	Fair Value
MISCELLANEOUS MANUFACTURING - 0.9%
LSB Industries, Inc., 6.25%, 10/15/28 (a)	$515,000	$454,488
OIL & GAS - 10.3%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26 (a)	20,000	19,450
Antero Resources Corp.
8.38%, 7/15/26 (a)	17,000	17,977
7.63%, 2/1/29 (a)	92,000	93,589
Apache Corp.
4.25%, 1/15/30	15,000	13,294
6.00%, 1/15/37	50,000	46,005
5.10%, 9/1/40	147,000	124,124
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/28 (a)	20,000	19,056
5.88%, 6/30/29 (a)	50,000	44,000
Athabasca Oil Corp., 9.75%, 11/1/26 (a)	44,000	45,980
Baytex Energy Corp., 8.75%, 4/1/27 (a)	175,000	175,437
Berry Petroleum Co. LLC, 7.00%, 2/15/26 (a)	180,000	158,400
California Resources Corp., 7.13%, 2/1/26 (a)	85,000	83,116
Callon Petroleum Co.
6.13%, 10/1/24	100,000	101,540
9.00%, 4/1/25 (a)	100,000	106,000
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.25%, 7/15/24 (a)	40,000	41,195
Centennial Resource Production LLC, 5.38%, 1/15/26 (a)	91,000	81,903
Chesapeake Energy Corp., 5.50%, 2/1/26 (a)	10,000	9,500
CNX Resources Corp., 7.25%, 3/14/27 (a)	75,000	73,477
Colgate Energy Partners III LLC, 5.88%, 7/1/29 (a)	45,000	39,431
Crescent Energy Finance LLC, 7.25%, 5/1/26 (a)	85,000	77,350
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29 (a)	20,000	17,937
Earthstone Energy Holdings LLC, 8.00%, 4/15/27 (a)	135,000	127,744
Endeavor Energy Resources LP / EER Finance, Inc., 6.63%, 7/15/25 (a)	75,000	75,368
Energean PLC, 6.50%, 4/30/27 (a)	50,000	43,951
Hilcorp Energy I L.P. / Hilcorp Finance Co.
6.00%, 4/15/30 (a)	15,000	13,050
6.25%, 4/15/32 (a)	45,000	38,882
Ithaca Energy North Sea PLC, 9.00%, 7/15/26 (a)	200,000	184,500
Laredo Petroleum, Inc.
9.50%, 1/15/25	100,000	99,149
10.13%, 1/15/28	50,000	49,500
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26 (a)	50,000	47,074
Matador Resources Co., 5.88%, 9/15/26	200,000	192,256
MEG Energy Corp., 5.88%, 2/1/29 (a)	185,000	168,973

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
OIL & GAS - 10.3% (Continued)
Murphy Oil Corp.
5.75%, 8/15/25	$65,000	$64,039
5.88%, 12/1/27	73,000	68,127
Northern Oil and Gas, Inc., 8.13%, 3/1/28 (a)	335,000	315,737
Oasis Petroleum, Inc., 6.38%, 6/1/26 (a)	355,000	328,375
Occidental Petroleum Corp.
5.50%, 12/1/25	45,000	44,325
6.38%, 9/1/28	70,000	70,875
6.63%, 9/1/30	35,000	36,050
6.13%, 1/1/31	25,000	25,336
6.45%, 9/15/36	145,000	148,625
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	105,000	90,214
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25 (a)	170,000	177,863
7.25%, 6/15/25	30,000	28,042
6.00%, 2/15/28	134,000	112,141
PDC Energy, Inc., 5.75%, 5/15/26	205,000	191,230
Penn Virginia Holdings LLC, 9.25%, 8/15/26 (a)	125,000	119,967
Petrofac Ltd., 9.75%, 11/15/26 (a)	90,000	69,030
Precision Drilling Corp., 7.13%, 1/15/26 (a)	50,000	47,000
Rockcliff Energy II LLC, 5.50%, 10/15/29 (a)	55,000	50,050
SM Energy Co., 6.50%, 7/15/28	100,000	91,977
Southwestern Energy Co., 5.95%, 1/23/25	26,000	25,685
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	220,000	209,690
4.50%, 5/15/29	75,000	61,821
Talos Production, Inc., 12.00%, 1/15/26	250,000	258,625
Vermilion Energy, Inc., 6.88%, 5/1/30 (a)	205,000	183,475
Viper Energy Partners LP, 5.38%, 11/1/27 (a)	75,000	71,693
		5,319,200
OIL & GAS SERVICES - 0.8%
Bristow Group, Inc., 6.88%, 3/1/28 (a)	15,000	13,179
CGG SA, 8.75%, 4/1/27 (a)	150,000	127,500
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	135,000	122,789
6.88%, 9/1/27	60,000	53,250
Weatherford International Ltd., 6.50%, 9/15/28 (a)	90,000	80,775
		397,493
PACKAGING & CONTAINERS - 1.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 8/15/26 (a)	100,000	84,736
5.25%, 8/15/27 (a)	200,000	140,076
Berry Global, Inc., 5.63%, 7/15/27 (a)	150,000	143,038
Crown Americas LLC, 5.25%, 4/1/30 (a)	218,000	204,375
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28 (a)	25,000	20,695
	Shares/ Principal	Fair Value
PACKAGING & CONTAINERS - 1.6% (Continued)
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24 (a)	$100,000	$95,500
Sealed Air Corp.
5.00%, 4/15/29 (a)	60,000	56,100
6.88%, 7/15/33 (a)	70,000	70,525
TriMas Corp., 4.13%, 4/15/29 (a)	10,000	8,537
		823,582
PHARMACEUTICALS - 2.3%
180 Medical, Inc., 3.88%, 10/15/29 (a)	250,000	216,250
Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)	110,000	77,138
Bausch Health Cos., Inc.
5.50%, 11/1/25 (a)	60,000	52,697
6.13%, 2/1/27 (a)	60,000	51,000
BellRing Brands, Inc., 7.00%, 3/15/30 (a)	210,000	197,925
Embecta Corp., 5.00%, 2/15/30 (a)	70,000	58,760
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27 (a)	250,000	240,360
Option Care Health, Inc., 4.38%, 10/31/29 (a)	282,000	241,815
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25 (a)	40,000	28,002
PRA Health Sciences, Inc., 2.88%, 7/15/26 (a)	50,000	44,500
		1,208,447
PIPELINES - 5.3%
Buckeye Partners LP
4.13%, 3/1/25 (a)	25,000	23,008
5.85%, 11/15/43	50,000	35,500
Cheniere Energy Partners LP, 3.25%, 1/31/32 (a)	50,000	39,375
Cheniere Energy, Inc., 4.63%, 10/15/28	40,000	36,023
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (a)	125,000	106,050
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	100,000	93,500
5.63%, 5/1/27 (a)	150,000	133,500
6.00%, 2/1/29 (a)	105,000	91,621
8.00%, 4/1/29 (a)	135,000	125,382
DCP Midstream Operating LP
5.38%, 7/15/25	105,000	102,112
5.60%, 4/1/44	70,000	56,568
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28 (a)	224,000	201,600
DT Midstream, Inc.
4.13%, 6/15/29 (a)	35,000	29,575
4.38%, 6/15/31 (a)	35,000	29,225
EnLink Midstream LLC
5.63%, 1/15/28 (a)	65,000	59,656
5.38%, 6/1/29	100,000	87,508
EnLink Midstream Partners LP, 5.05%, 4/1/45	40,000	27,050
See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
PIPELINES - 5.3% (Continued)
EQM Midstream Partners LP, 7.50%, 6/1/27 (a)	$60,000	$57,999
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	50,000	45,000
6.88%, 1/15/29	135,000	114,241
Harvest Midstream I LP, 7.50%, 9/1/28 (a)	25,000	23,481
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27 (a)	85,000	73,291
Kinetik Holdings LP, 5.88%, 6/15/30 (a)	95,000	90,498
New Fortress Energy, Inc.
6.75%, 9/15/25 (a)	90,000	85,050
6.50%, 9/30/26 (a)	450,000	407,342
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 1/15/28 (a)	200,000	170,300
6.00%, 12/31/30 (a)	55,000	45,650
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31 (a)	60,000	51,438
Western Midstream Operating LP
4.55%, 2/1/30	165,000	142,725
5.30%, 3/1/48	120,000	96,738
5.75%, 2/1/50	65,000	52,251
		2,733,257
REAL ESTATE - 0.0%†
Howard Hughes Corp. (The), 4.38%, 2/1/31 (a)	40,000	29,640
REITS - 3.4%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27 (a)	75,000	62,194
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26 (a)	80,000	72,730
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32 (a)	45,000	36,276
Iron Mountain, Inc.
4.88%, 9/15/27 (a)	50,000	45,178
5.25%, 7/15/30 (a)	370,000	321,676
4.50%, 2/15/31 (a)	130,000	106,229
5.63%, 7/15/32 (a)	395,000	333,937
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
5.25%, 10/1/25 (a)	50,000	45,250
4.75%, 6/15/29 (a)	55,000	42,316
New Residential Investment Corp., 6.25%, 10/15/25 (a)	25,000	21,682
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29 (a)	30,000	25,437
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 2/15/25 (a)	150,000	144,750
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28 (a)	150,000	122,709
	Shares/ Principal	Fair Value
REITS - 3.4% (Continued)
VICI Properties LP / VICI Note Co., Inc.
4.63%, 6/15/25 (a)	$40,000	$38,050
4.25%, 12/1/26 (a)	120,000	109,597
4.63%, 12/1/29 (a)	60,000	53,637
XHR LP
6.38%, 8/15/25 (a)	55,000	53,039
4.88%, 6/1/29 (a)	135,000	115,811
		1,750,498
RETAIL - 6.8%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/25 (a)	40,000	40,233
3.88%, 1/15/28 (a)	50,000	43,500
4.38%, 1/15/28 (a)	95,000	83,058
4.00%, 10/15/30 (a)	569,000	462,065
Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (a)	125,000	121,732
Academy Ltd., 6.00%, 11/15/27 (a)	84,000	76,755
Arko Corp., 5.13%, 11/15/29 (a)	125,000	94,691
Bath & Body Works, Inc.
9.38%, 7/1/25 (a)	9,000	9,130
6.69%, 1/15/27	50,000	46,741
5.25%, 2/1/28	25,000	21,093
7.50%, 6/15/29	100,000	91,006
6.63%, 10/1/30 (a)	55,000	47,043
6.88%, 11/1/35	325,000	261,319
Beacon Roofing Supply, Inc., 4.13%, 5/15/29 (a)	242,000	196,800
BlueLinx Holdings, Inc., 6.00%, 11/15/29 (a)	473,000	368,940
FirstCash, Inc.
4.63%, 9/1/28 (a)	204,000	176,174
5.63%, 1/1/30 (a)	150,000	129,524
Group 1 Automotive, Inc., 4.00%, 8/15/28 (a)	65,000	54,308
IRB Holding Corp., 7.00%, 6/15/25 (a)	60,000	58,500
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 4.75%, 6/1/27 (a)	50,000	48,085
Macy's Retail Holdings LLC
5.88%, 4/1/29 (a)	60,000	51,075
5.88%, 3/15/30 (a)	20,000	16,781
6.13%, 3/15/32 (a)	128,000	106,644
5.13%, 1/15/42	15,000	9,975
4.30%, 2/15/43	30,000	18,900
Murphy Oil USA, Inc.
4.75%, 9/15/29	150,000	135,197
3.75%, 2/15/31 (a)	148,000	125,763
Nordstrom, Inc.
4.25%, 8/1/31	55,000	41,681
5.00%, 1/15/44	100,000	71,250
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25	100,000	93,868

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
RETAIL - 6.8% (Continued)
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29 (a)	$20,000	$17,000
Victoria's Secret & Co., 4.63%, 7/15/29 (a)	130,000	97,956
Yum! Brands, Inc.
4.75%, 1/15/30 (a)	125,000	113,438
3.63%, 3/15/31	100,000	84,000
5.38%, 4/1/32	26,000	23,880
6.88%, 11/15/37	25,000	25,375
5.35%, 11/1/43	50,000	41,438
		3,504,918
SEMICONDUCTORS - 0.7%
Entegris Escrow Corp., 4.75%, 4/15/29 (a)	250,000	233,100
Entegris, Inc.
4.38%, 4/15/28 (a)	50,000	44,125
3.63%, 5/1/29 (a)	115,000	96,166
		373,391
SOFTWARE - 1.5%
Boxer Parent Co., Inc., 7.13%, 10/2/25 (a)	15,000	14,251
Fair Isaac Corp., 4.00%, 6/15/28 (a)	55,000	48,675
MSCI, Inc.
4.00%, 11/15/29 (a)	110,000	97,496
3.63%, 9/1/30 (a)	105,000	87,531
3.88%, 2/15/31 (a)	95,000	81,225
3.25%, 8/15/33 (a)	45,000	35,869
PTC, Inc.
3.63%, 2/15/25 (a)	75,000	70,898
4.00%, 2/15/28 (a)	45,000	40,622
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25 (a)	150,000	111,563
Ziff Davis, Inc., 4.63%, 10/15/30 (a)	225,000	191,800
		779,930
TELECOMMUNICATIONS - 5.9%
Consolidated Communications, Inc.
5.00%, 10/1/28 (a)	100,000	79,937
6.50%, 10/1/28 (a)	214,000	180,081
Embarq Corp., 8.00%, 6/1/36	25,000	18,777
Frontier Communications Corp.
5.88%, 10/15/27 (a)	15,000	13,499
5.00%, 5/1/28 (a)	40,000	34,100
Frontier Communications Holdings LLC, 8.75%, 5/15/30 (a)	45,000	45,733
Hughes Satellite Systems Corp.
5.25%, 8/1/26	235,000	217,591
6.63%, 8/1/26	100,000	88,750
Level 3 Financing, Inc.
4.25%, 7/1/28 (a)	300,000	242,436
3.63%, 1/15/29 (a)	100,000	77,102
3.75%, 7/15/29 (a)	100,000	77,320
	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 5.9% (Continued)
Lumen Technologies, Inc.
6.88%, 1/15/28	$79,000	$69,224
5.38%, 6/15/29 (a)	456,000	361,049
7.60%, 9/15/39	50,000	39,214
7.65%, 3/15/42	60,000	46,050
Nokia Oyj, 4.38%, 6/12/27	100,000	94,525
Sable International Finance Ltd., 5.75%, 9/7/27 (a)	25,000	22,915
Sprint Capital Corp.
6.88%, 11/15/28	100,000	105,152
8.75%, 3/15/32	275,000	330,957
Sprint Corp.
7.63%, 2/15/25	125,000	130,340
7.63%, 3/1/26	125,000	131,703
T-Mobile USA, Inc., 4.75%, 2/1/28	150,000	145,382
Viasat, Inc.
5.63%, 4/15/27 (a)	250,000	216,420
6.50%, 7/15/28 (a)	200,000	137,764
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31 (a)	65,000	52,510
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28 (a)	80,000	64,400
		3,022,931
TRANSPORTATION - 0.6%
Danaos Corp., 8.50%, 3/1/28 (a)	293,000	290,076
XPO Logistics, Inc., 6.25%, 5/1/25 (a)	17,000	16,873
		306,949
TRUCKING & LEASING - 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (a)	100,000	97,821
WATER - 0.0%†
Solaris Midstream Holdings LLC, 7.63%, 4/1/26 (a)	20,000	18,913
TOTAL CORPORATE BONDS AND NOTES (Cost - $56,854,667)		50,529,260
SHORT-TERM INVESTMENTS - 1.1%
MONEY MARKET FUNDS - 1.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (d) (Cost - $563,570)	563,570	563,570
TOTAL INVESTMENTS - 99.0% (Cost - $57,418,237)		$51,092,830
OTHER ASSETS LESS LIABILITIES - NET 1.0%		502,471
TOTAL NET ASSETS - 100.0%		$51,595,301

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2022, these securities amounted to $37,580,629 or 72.8% of net assets.

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

(b)  PIK - Pay-in-kind security.

(c)  Variable rate security. The rate shown is the rate in effect at period end.

(d)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	97.9%
Short-Term Investments	1.1%
Other Assets less Liabilities - Net	1.0%
100.0%

FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	Goldman Sachs & Co.	3	9/21/2022	$355,594	$(3,414)
U.S. 5 Year Note Future	Goldman Sachs & Co.	1	9/30/2022	112,250	(2,375)
					(5,789)
LONG FUTURES CONTRACTS
U.S. 2 Year Note Future	Goldman Sachs & Co.	2	9/30/2022	420,031	(875)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(6,664)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2022

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 46.2%
AEROSPACE & DEFENSE - 1.3%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$138,475
3.45%, 11/1/28	100,000	89,036
Northrop Grumman Corp.
3.25%, 1/15/28	300,000	285,301
4.75%, 6/1/43	50,000	48,148
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	275,830
4.05%, 5/4/47	50,000	44,551
		881,341
AGRICULTURE - 0.2%
Archer-Daniels-Midland Co., 2.90%, 3/1/32	50,000	45,229
BAT Capital Corp.
2.26%, 3/25/28	75,000	62,939
4.76%, 9/6/49	25,000	18,957
		127,125
AUTO MANUFACTURERS - 0.6%
General Motors Co., 4.00%, 4/1/25	50,000	49,374
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	123,093
1.50%, 6/10/26	125,000	109,196
5.65%, 1/17/29	25,000	24,987
2.35%, 1/8/31	125,000	97,164
		403,814
BANKS - 13.4%
Banco Santander SA
2.75%, 5/28/25	200,000	189,552
4.25%, 4/11/27	200,000	193,189
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24 (a)	50,000	49,832
4.20%, 8/26/24	165,000	165,315
4.18%, 11/25/27	25,000	24,335
3.42%, (3 Month US Libor + 1.04%), 12/20/28 (a)	108,000	100,739
4.27%, (3 Month US Libor + 1.31%), 7/23/29 (a)	125,000	120,575
2.88%, (3 Month US Libor + 1.19%), 10/22/30 (a)	100,000	87,523
2.50%, (3 Month US Libor + 0.99%), 2/13/31 (a)	25,000	21,215
2.59%, (SOFR + 2.15%), 4/29/31 (a)	375,000	318,930
1.90%, (SOFR + 1.53%), 7/23/31 (a)	100,000	80,127
2.97%, (SOFR + 1.33%), 2/4/33 (a)	50,000	42,717
4.57%, (SOFR + 1.83%), 4/27/33 (a)	250,000	243,806
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36 (a)	75,000	58,331
6.11%, 1/29/37	100,000	107,939
	Shares/ Principal	Fair Value
BANKS - 13.4% (Continued)
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26 (a)	$200,000	$189,028
BNP Paribas SA
3.38%, 1/9/25 (b)	252,000	246,311
1.32%, (SOFR + 1.00%), 1/13/27 (a),(b)	225,000	198,999
BPCE SA
4.00%, 9/12/23 (b)	250,000	249,585
3.12%, (SOFR + 1.73%), 10/19/32 (a),(b)	250,000	202,001
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24 (a)	105,000	104,704
4.60%, 3/9/26	75,000	75,183
3.40%, 5/1/26	200,000	193,416
4.45%, 9/29/27	125,000	122,587
3.67%, (3 Month US Libor + 1.39%), 7/24/28 (a)	50,000	47,274
4.13%, 7/25/28	100,000	96,117
2.98%, (SOFR + 1.42%), 11/5/30 (a)	100,000	87,521
3.06%, (SOFR + 1.35%), 1/25/33 (a)	125,000	106,406
Comerica Bank, 2.50%, 7/23/24	300,000	291,659
Credit Suisse Group AG, 4.55%, 4/17/26	255,000	249,510
Deutsche Bank AG
2.22%, (SOFR + 2.16%), 9/18/24 (a)	150,000	144,691
2.13%, (SOFR + 1.87%), 11/24/26 (a)	225,000	199,984
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	81,468
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26 (a)	225,000	206,462
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	149,377
ING Groep NV
4.63%, 1/6/26 (b)	225,000	224,729
4.02%, (SOFR + 1.83%), 3/28/28 (a)	200,000	190,748
JPMorgan Chase & Co.
3.56%, (3 Month US Libor + 0.73%), 4/23/24 (a)	40,000	39,891
3.80%, (3 Month US Libor + 0.89%), 7/23/24 (a)	50,000	49,837
4.02%, (3 Month US Libor + 1.00%), 12/5/24 (a)	125,000	124,647
2.30%, (SOFR + 1.16%), 10/15/25 (a)	150,000	142,970
3.30%, 4/1/26	225,000	218,726
3.96%, (3 Month US Libor + 1.25%), 1/29/27 (a)	175,000	170,924
3.51%, (3 Month US Libor + 0.95%), 1/23/29 (a)	125,000	117,108
2.96%, (SOFR + 2.52%), 5/13/31 (a)	25,000	21,636
2.96%, (SOFR + 1.26%), 1/25/33 (a)	150,000	129,121
4.59%, (SOFR + 1.80%), 4/26/33 (a)	25,000	24,642
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27 (a),(b)	75,000	65,990
Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	225,000	195,946

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
BANKS - 13.4% (Continued)
Morgan Stanley
3.74%, (3 Month US Libor + 0.85%), 4/24/24 (a)	$50,000	$49,885
3.70%, 10/23/24	275,000	274,677
2.72%, (SOFR + 1.15%), 7/22/25 (a)	75,000	72,307
3.63%, 1/20/27	400,000	388,788
3.95%, 4/23/27	30,000	29,117
4.43%, (3 Month US Libor + 1.63%), 1/23/30 (a)	50,000	48,655
2.70%, (SOFR + 1.14%), 1/22/31 (a)	75,000	65,111
1.79%, (SOFR + 1.03%), 2/13/32 (a)	125,000	98,656
2.48%, (SOFR + 1.36%), 9/16/36 (a)	125,000	96,382
NatWest Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24 (a)	300,000	299,355
Toronto-Dominion Bank (The), 4.46%, 6/8/32	125,000	123,978
Wells Fargo & Co.
3.75%, 1/24/24	55,000	55,133
3.55%, 9/29/25	125,000	122,895
3.00%, 10/23/26	325,000	307,276
4.30%, 7/22/27	100,000	99,040
4.15%, 1/24/29	25,000	24,216
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34 (a)	75,000	68,695
		8,987,489
BEVERAGES - 1.4%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	200,000	192,270
4.90%, 2/1/46	300,000	283,557
Constellation Brands, Inc.
4.40%, 11/15/25	200,000	201,131
3.60%, 2/15/28	100,000	95,029
3.15%, 8/1/29	125,000	112,778
Keurig Dr Pepper, Inc.
3.80%, 5/1/50	25,000	19,978
4.50%, 4/15/52	75,000	66,536
		971,279
BIOTECHNOLOGY - 0.5%
Amgen, Inc., 3.13%, 5/1/25	175,000	171,772
CSL Finance PLC, 4.25%, 4/27/32 (b)	50,000	49,022
Royalty Pharma PLC, 1.20%, 9/2/25	100,000	89,238
		310,032
BUILDING MATERIALS - 0.5%
Carrier Global Corp.
2.49%, 2/15/27	225,000	204,983
2.72%, 2/15/30	75,000	64,977
Masco Corp., 1.50%, 2/15/28	50,000	42,023
		311,983
	Shares/ Principal	Fair Value
CHEMICALS - 0.4%
DuPont de Nemours, Inc., 4.21%, 11/15/23	$175,000	$176,151
International Flavors & Fragrances, Inc., 1.83%, 10/15/27 (b)	100,000	86,290
		262,441
COMMERCIAL SERVICES - 0.7%
Emory University, 2.14%, 9/1/30	160,000	140,532
Global Payments, Inc., 2.65%, 2/15/25	75,000	71,653
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	212,448
S&P Global, Inc., 2.95%, 1/22/27	50,000	48,032
		472,665
COMPUTERS - 1.6%
Amdocs Ltd., 2.54%, 6/15/30	75,000	63,306
Apple, Inc., 3.25%, 2/23/26	175,000	173,929
Dell International LLC / EMC Corp.
5.45%, 6/15/23	54,000	54,552
5.85%, 7/15/25	25,000	25,806
6.02%, 6/15/26	200,000	207,817
Hewlett Packard Enterprise Co.
4.45%, 10/2/23	225,000	227,387
4.90%, 10/15/25	50,000	50,802
6.35%, 10/15/45	60,000	60,652
HP, Inc., 4.00%, 4/15/29	220,000	206,514
		1,070,765
COSMETICS/PERSONAL CARE - 0.4%
GSK Consumer Healthcare Capital US LLC, 3.38%, 3/24/27 (b)	250,000	239,435
DIVERSIFIED FINANCIAL SERVICES - 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.88%, 1/16/24	175,000	174,199
2.45%, 10/29/26	225,000	196,180
Air Lease Corp.
2.30%, 2/1/25	175,000	163,917
3.38%, 7/1/25	100,000	94,255
2.88%, 1/15/26	75,000	68,920
3.75%, 6/1/26	175,000	164,698
Ally Financial, Inc., 2.20%, 11/2/28	100,000	81,616
American Express Co.
2.50%, 7/30/24	35,000	34,083
3.63%, 12/5/24	175,000	174,156
Aviation Capital Group LLC, 1.95%, 1/30/26 (b)	75,000	65,308
Avolon Holdings Funding Ltd.
3.95%, 7/1/24 (b)	75,000	71,867
2.88%, 2/15/25 (b)	150,000	138,086
4.25%, 4/15/26 (b)	25,000	23,184
Capital One Financial Corp.
3.50%, 6/15/23	75,000	74,696
3.30%, 10/30/24	65,000	63,475

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 2.6% (Continued)
Intercontinental Exchange, Inc., 3.00%, 6/15/50	$50,000	$36,683
Nasdaq, Inc., 3.25%, 4/28/50	25,000	18,310
Visa, Inc., 3.15%, 12/14/25	100,000	98,874
		1,742,507
ELECTRIC - 3.2%
Alliant Energy Finance LLC, 3.75%, 6/15/23 (b)	50,000	50,043
Ameren Corp., 3.50%, 1/15/31	25,000	22,958
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	42,172
Avangrid, Inc., 3.20%, 4/15/25	50,000	48,662
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	82,050
Dominion Energy, Inc.
3.07%, 8/15/24 (c)	175,000	171,004
3.38%, 4/1/30	50,000	45,838
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	22,143
Duke Energy Corp., 3.15%, 8/15/27	200,000	189,202
Duquesne Light Holdings, Inc., 2.53%, 10/1/30 (b)	100,000	82,398
Enel Finance International NV, 1.88%, 7/12/28 (b)	200,000	167,994
Entergy Corp., 2.95%, 9/1/26	175,000	166,070
Exelon Corp., 4.05%, 4/15/30	50,000	48,090
FirstEnergy Corp.
2.65%, 3/1/30	150,000	123,750
2.25%, 9/1/30	50,000	39,625
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	69,688
NRG Energy, Inc., 3.75%, 6/15/24 (b)	150,000	147,271
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	20,990
2.50%, 2/1/31	50,000	38,346
3.30%, 8/1/40	25,000	17,316
3.50%, 8/1/50	50,000	33,609
Sempra Energy, 3.40%, 2/1/28	125,000	118,229
Southern California Edison Co., 4.20%, 3/1/29	100,000	96,419
Southern Co. (The), 3.25%, 7/1/26	350,000	335,418
		2,179,285
ENGINEERING & CONSTRUCTION - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28 (b)	200,000	171,750
ENTERTAINMENT - 0.3%
Magallanes, Inc.
4.05%, 3/15/29 (b)	200,000	183,544
4.28%, 3/15/32 (b)	50,000	44,848
		228,392
ENVIRONMENTAL CONTROL - 0.2%
Republic Services, Inc., 2.50%, 8/15/24	150,000	145,372
	Shares/ Principal	Fair Value
FOOD - 0.3%
Mars, Inc., 2.70%, 4/1/25 (b)	$50,000	$48,885
Sysco Corp.
4.45%, 3/15/48	25,000	22,077
6.60%, 4/1/50	25,000	28,992
Tyson Foods, Inc., 3.90%, 9/28/23	125,000	125,485
		225,439
GAS - 0.7%
East Ohio Gas Co. (The), 1.30%, 6/15/25 (b)	50,000	46,014
NiSource, Inc.
3.49%, 5/15/27	400,000	383,369
3.60%, 5/1/30	25,000	22,958
		452,341
HEALTHCARE-PRODUCTS - 0.4%
Baxter International, Inc., 2.27%, 12/1/28	75,000	65,661
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	120,030
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	63,225
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	21,898
		270,814
HEALTHCARE-SERVICES - 0.9%
Adventist Health System, 2.95%, 3/1/29	25,000	22,955
Banner Health, 2.34%, 1/1/30	145,000	128,278
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	41,304
CommonSpirit Health, 3.91%, 10/1/50	110,000	88,864
Rush Obligated Group, 3.92%, 11/15/29	60,000	57,850
Stanford Health Care, 3.31%, 8/15/30	35,000	32,465
Sutter Health
2.29%, 8/15/30	25,000	21,517
4.09%, 8/15/48	225,000	199,874
		593,107
HOME BUILDERS - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	43,757
INSURANCE - 0.6%
AIA Group Ltd., 3.20%, 3/11/25 (b)	200,000	197,229
New York Life Insurance Co., 3.75%, 5/15/50 (b)	50,000	41,112
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	71,283
2.13%, 6/15/30	100,000	82,847
Willis North America, Inc., 2.95%, 9/15/29	50,000	42,961
		435,432
INTERNET - 0.1%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	39,661
Expedia Group, Inc., 2.95%, 3/15/31	50,000	39,895
		79,556

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
IRON & STEEL - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	$30,000	$28,404
LODGING - 0.1%
Marriott International, Inc., 2.85%, 4/15/31	100,000	83,147
MEDIA - 1.0%
Comcast Corp.
3.70%, 4/15/24	150,000	150,469
3.95%, 10/15/25	125,000	125,615
3.30%, 4/1/27	125,000	121,128
3.75%, 4/1/40	25,000	22,014
Fox Corp., 4.03%, 1/25/24	75,000	75,113
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	200,657
		694,996
MINING - 0.7%
Glencore Funding LLC
4.63%, 4/29/24 (b)	250,000	250,267
1.63%, 4/27/26 (b)	75,000	66,422
Newcrest Finance Pty Ltd., 3.25%, 5/13/30 (b)	25,000	22,139
Newmont Corp., 2.25%, 10/1/30	150,000	124,829
		463,657
MISCELLANEOUS MANUFACTURING - 0.1%
General Electric Co., 6.75%, 3/15/32	50,000	56,045
OIL & GAS - 0.7%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	49,043
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	49,513
3.80%, 4/1/28	25,000	23,712
Phillips 66
3.70%, 4/6/23	75,000	75,003
3.85%, 4/9/25	25,000	24,867
1.30%, 2/15/26	25,000	22,511
3.90%, 3/15/28	150,000	145,946
Valero Energy Corp., 2.85%, 4/15/25	75,000	72,545
		463,140
PHARMACEUTICALS - 0.8%
AbbVie, Inc.
4.05%, 11/21/39	125,000	111,970
4.88%, 11/14/48	25,000	24,231
Bristol-Myers Squibb Co., 2.95%, 3/15/32	50,000	45,935
Cigna Corp.
4.90%, 12/15/48	75,000	72,423
3.40%, 3/15/50	200,000	153,683
CVS Health Corp.
2.63%, 8/15/24	30,000	29,355
4.78%, 3/25/38	75,000	71,217
5.13%, 7/20/45	25,000	24,201
		533,015
	Shares/ Principal	Fair Value
PIPELINES - 2.7%
Energy Transfer LP
4.20%, 9/15/23	$175,000	$175,344
2.90%, 5/15/25	100,000	95,134
5.25%, 4/15/29	100,000	99,242
5.30%, 4/15/47	25,000	21,763
5.40%, 10/1/47	50,000	44,129
Enterprise Products Operating LLC, 3.70%, 2/15/26	300,000	295,219
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	196,522	160,299
MPLX LP
4.80%, 2/15/29	50,000	49,266
2.65%, 8/15/30	125,000	104,602
4.50%, 4/15/38	75,000	66,396
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	100,000	100,956
5.63%, 3/1/25	275,000	280,683
5.00%, 3/15/27	100,000	100,275
Targa Resources Corp., 4.20%, 2/1/33	40,000	36,340
Williams Cos., Inc. (The), 4.00%, 9/15/25	175,000	172,402
		1,802,050
REITS - 3.0%
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	48,820
2.38%, 7/15/31	30,000	23,988
American Tower Corp.
3.38%, 5/15/24	200,000	197,234
2.40%, 3/15/25	125,000	118,230
Camden Property Trust, 2.80%, 5/15/30	75,000	66,364
Crown Castle International Corp.
3.15%, 7/15/23	100,000	98,927
3.65%, 9/1/27	75,000	70,894
CubeSmart LP, 2.50%, 2/15/32	100,000	81,444
Essex Portfolio LP, 3.00%, 1/15/30	75,000	66,438
Federal Realty Investment Trust, 3.25%, 7/15/27	150,000	141,227
Host Hotels & Resorts LP, 2.90%, 12/15/31	75,000	59,714
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	50,000	42,133
2.00%, 8/15/31	185,000	142,716
Kilroy Realty LP, 4.75%, 12/15/28	100,000	98,059
National Retail Properties, Inc., 3.90%, 6/15/24	45,000	44,896
Realty Income Corp.
4.63%, 11/1/25	200,000	203,041
4.88%, 6/1/26	75,000	76,568
3.40%, 1/15/28	25,000	23,653
2.85%, 12/15/32	75,000	64,665
Regency Centers LP, 2.95%, 9/15/29	125,000	110,058
Spirit Realty LP, 3.40%, 1/15/30	100,000	86,784
UDR, Inc., 2.10%, 8/1/32	25,000	19,502

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
REITS - 3.0% (Continued)
WP Carey, Inc.
4.60%, 4/1/24	$25,000	$25,141
4.00%, 2/1/25	30,000	29,823
3.85%, 7/15/29	75,000	69,969
2.40%, 2/1/31	25,000	20,470
		2,030,758
RETAIL - 1.2%
7-Eleven, Inc., 1.30%, 2/10/28 (b)	100,000	83,300
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (b)	50,000	46,696
AutoNation, Inc., 1.95%, 8/1/28	25,000	20,838
Dollar Tree, Inc.
4.00%, 5/15/25	75,000	74,592
4.20%, 5/15/28	125,000	121,626
Lowe's Cos., Inc.
1.70%, 9/15/28	75,000	63,973
3.75%, 4/1/32	175,000	162,816
4.25%, 4/1/52	50,000	43,488
McDonald's Corp., 4.45%, 9/1/48	25,000	23,275
Starbucks Corp., 3.80%, 8/15/25	150,000	149,482
Target Corp., 2.95%, 1/15/52	50,000	38,134
		828,220
SAVINGS & LOANS - 0.3%
Nationwide Building Society, 3.96%, (3 Month US Libor + 1.86%), 7/18/30 (a),(b)	200,000	185,883
SEMICONDUCTORS - 1.0%
Broadcom, Inc.
4.15%, 4/15/32 (b)	90,000	81,563
3.42%, 4/15/33 (b)	150,000	124,390
3.47%, 4/15/34 (b)	165,000	134,739
3.50%, 2/15/41 (b)	25,000	18,965
Intel Corp., 3.05%, 8/12/51	75,000	56,219
Micron Technology, Inc., 2.70%, 4/15/32	50,000	39,984
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	44,210
2.50%, 5/11/31	125,000	103,034
2.65%, 2/15/32	75,000	61,372
		664,476
SOFTWARE - 0.8%
Fiserv, Inc.
2.75%, 7/1/24	150,000	146,440
4.20%, 10/1/28	100,000	96,515
Oracle Corp.
2.88%, 3/25/31	125,000	103,259
3.60%, 4/1/40	25,000	18,711
VMware, Inc.
1.80%, 8/15/28	25,000	20,800
2.20%, 8/15/31	75,000	59,223
	Shares/ Principal	Fair Value
SOFTWARE - 0.8% (Continued)
Workday, Inc.
3.50%, 4/1/27	$50,000	$47,835
3.70%, 4/1/29	50,000	46,855
3.80%, 4/1/32	25,000	22,912
		562,550
TELECOMMUNICATIONS - 2.8%
AT&T, Inc.
2.30%, 6/1/27	120,000	109,589
2.55%, 12/1/33	175,000	142,425
4.90%, 8/15/37	50,000	49,986
4.85%, 3/1/39	85,000	81,774
3.50%, 6/1/41	100,000	80,346
5.15%, 11/15/46	25,000	24,715
3.65%, 6/1/51	50,000	39,369
3.50%, 9/15/53	25,000	19,089
T-Mobile USA, Inc.
3.50%, 4/15/25	125,000	122,362
1.50%, 2/15/26	50,000	45,230
3.75%, 4/15/27	200,000	192,629
2.05%, 2/15/28	200,000	173,964
3.88%, 4/15/30	200,000	187,161
3.00%, 2/15/41	50,000	37,315
Verizon Communications, Inc.
4.33%, 9/21/28	313,000	311,559
4.02%, 12/3/29	25,000	24,267
3.15%, 3/22/30	100,000	91,134
2.55%, 3/21/31	150,000	128,594
		1,861,508
TRANSPORTATION - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	73,479
Canadian Pacific Railway Co., 2.45%, 12/2/31	50,000	42,909
FedEx Corp., 3.40%, 2/15/28	25,000	23,836
Union Pacific Corp., 2.80%, 2/14/32	100,000	89,271
		229,495
TOTAL CORPORATE BONDS AND NOTES (Cost - $33,561,449)		31,093,465
AGENCY MORTGAGE BACKED SECURITIES - 33.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.9%
Federal Home Loan Mortgage Corporation
4.50%, 6/1/52	600,000	603,664
4.50%, 6/1/52	372,224	376,212
Freddie Mac Pool
4.00%, 1/1/49	313,390	312,786
4.00%, 3/1/50	491,506	487,701
3.00%, 12/1/50	713,927	675,642
2.50%, 9/1/51	937,862	846,210
		3,302,215

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.7%
Fannie Mae Pool
4.50%, 6/1/31	$315,012	$319,139
4.00%, 8/1/45	858,229	868,449
4.00%, 1/1/46	487,301	488,302
4.50%, 7/1/48	387,088	393,360
5.00%, 11/1/48	291,171	301,255
Federal National Mortgage Association
2.00%, 7/1/52 (d)	5,000,000	4,339,844
2.50%, 7/1/52 (d)	1,000,000	900,312
3.50%, 7/1/52 (d)	1,000,000	961,875
4.00%, 7/1/52 (d)	1,000,000	986,563
5.00%, 7/1/52 (d)	1,000,000	1,021,094
		10,580,193
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 12.7%
Ginnie Mae
2.50%, 7/20/52 (d)	1,000,000	915,937
4.50%, 7/20/52 (d)	1,000,000	1,014,688
4.50%, 8/20/52 (d)	1,000,000	1,010,195
Ginnie Mae II Pool
3.50%, 4/20/47	216,676	212,781
3.50%, 12/20/47	269,389	264,550
4.50%, 2/20/48	143,644	147,636
4.50%, 5/20/48	143,526	147,405
4.50%, 8/20/48	183,674	188,644
5.00%, 8/20/48	39,500	40,659
4.50%, 9/20/48	640,054	657,367
5.00%, 10/20/48	223,479	231,148
5.00%, 11/20/48	140,100	144,907
5.00%, 12/20/48	73,050	75,557
5.00%, 1/20/49	213,018	220,328
4.00%, 2/20/49	187,458	190,113
4.50%, 3/20/49	6,279	6,449
5.00%, 3/20/49	99,720	102,645
4.00%, 5/20/49	166,281	165,781
4.50%, 10/20/49	146,843	150,809
Government National Mortgage Association
3.00%, 9/20/49	780,282	739,564
3.00%, 11/20/51	951,772	899,367
5.00%, 7/20/52 (d)	1,000,000	1,025,000
		8,551,530
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $23,024,337)		22,433,938
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 9.0%
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54	150,000	125,694
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd., 2.87%, (SOFR + 1.45%), 1/15/37 (a),(b)	200,000	194,990
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 9.0% (Continued)
ASSURANT CLO LTD., 2.10%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	$1,500,000	$1,468,823
Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (b)	100,000	72,021
BX Trust 2021-ARIA, 3.65%, (1 Month US Libor + 1.65%), 10/15/36 (a),(b)	150,000	139,887
Cathedral Lake VI Ltd., 3.13%, (3 Month US Libor + 1.95%), 4/25/34 (a),(b)	350,000	329,512
Cathedral Lake VIII Ltd., 3.68%, (3 Month US Libor + 2.62%), 1/20/35 (a),(b)	150,000	138,678
CBAM 2018-5 Ltd., 3.76%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	342,487
Citigroup Commercial Mortgage Trust 2015-GC29, 3.11%, 4/10/48 (b)	100,000	90,355
COMM 2017-COR2 Mortgage Trust, 3.00%, 9/10/50 (b)	100,000	78,205
Connecticut Avenue Securities Trust 2021-R03, 2.58%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	31,746
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (b)	200,000	176,564
Freddie Mac STACR REMIC Trust 2021-DNA5, 2.58%, (SOFR + 1.65%), 1/25/34 (a),(b)	28,344	27,334
Freddie Mac STACR REMIC Trust 2022-DNA1, 1.93%, (SOFR + 1.00%), 1/25/42 (a),(b)	75,000	72,930
Freddie Mac STACR REMIC Trust 2022-DNA3, 2.93%, (SOFR + 2.00%), 4/25/42 (a),(b)	29,536	29,461
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (b),(e)	107,176	96,041
London Wall Mortgage Capital PLC, 1.57%, (3 Month GBP Libor + 0.97%), 11/15/49 (a)	34,686	42,113
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	211,705
Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	446,345
PHEAA Student Loan Trust 2012-1, 2.17%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	185,379	178,245
TICP CLO X Ltd., 2.06%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)	1,550,000	1,517,495
Wells Fargo Commercial Mortgage Trust 2017-C42, 2.80%, 12/15/50 (b),(e)	100,000	76,653
Wells Fargo Commercial Mortgage Trust 2022-C62, 4.00%, 4/15/55 (e)	150,000	145,020
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (b),(e)	7,120	7,164
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $6,433,782)		6,039,468

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

	Shares/ Principal		Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 6.8%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32		$600,000	$573,223
3.30%, 5/19/32		170,000	168,952
2.85%, 3/28/34		370,000	346,224
1.70%, 4/23/35		540,000	433,288
U.S. Treasury Bond
4.25%, 5/15/39		440,000	504,745
3.13%, 11/15/41		420,000	405,333
2.75%, 8/15/42		560,000	505,181
U.S. Treasury Note
3.25%, 6/30/27		830,000	839,402
3.25%, 6/30/29		810,000	821,138
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $4,950,417)			4,597,486
SOVEREIGN DEBTS - 1.9%
Mexico Government International Bond
3.25%, 4/16/30		290,000	253,184
3.77%, 5/24/61		200,000	127,302
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26		520,000	523,899
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	12,245
Romanian Government International Bond
3.00%, 2/27/27 (b)		90,000	79,264
2.12%, 7/16/31	EUR	30,000	22,166
2.00%, 1/28/32 (b)	EUR	70,000	49,829
Saudi Government International Bond, 3.63%, 3/4/28		210,000	207,077
TOTAL SOVEREIGN DEBTS (Cost - $1,467,353)			1,274,966
MUNICIPAL BONDS - 1.4%
Bay Area Toll Authority, 1.63%, 4/1/28		10,000	8,890
California Statewide Communities Development Authority, 1.88%, 2/1/31		30,000	24,226
City of Tucson
1.46%, 7/1/28		5,000	4,344
1.93%, 7/1/31		30,000	24,967
Metropolitan Transportation Authority
5.99%, 11/15/30 (f)		25,000	27,413
5.18%, 11/15/49		160,000	165,088
Municipal Improvement Corp. of Los Angeles
1.65%, 11/1/28		35,000	30,460
2.07%, 11/1/30		95,000	80,583
New Jersey Turnpike Authority
1.48%, 1/1/28		5,000	4,420
7.10%, 1/1/41		25,000	32,266
San Francisco Municipal Transportation Agency, 1.30%, 3/1/28		25,000	21,695
State of California, 7.60%, 11/1/40		175,000	241,658
State of Illinois, 5.10%, 6/1/33 (f)		265,000	266,614
TOTAL MUNICIPAL BONDS (Cost - $975,931)			932,624
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 18.8%
COMMERCIAL PAPER - 6.2%
Banque et Caisse d'Epargne, 0.00%, 7/1/22 (h)	$400,000	$399,983
First Abu Dhabi Bank PJSC, 0.69%, (SOFR + 0.40%), 7/1/22 (a),(b)	725,000	725,000
Liberty Street Funding LLC, 0.00%, 10/12/22 (h)	942,000	935,477
National Bank of Canada, 0.00%, 8/10/22 (h)	550,000	548,873
Royal Bank of Canada, 2.01%, (1 Month US Fed Effective Rate + 0.43%), 12/23/22 (a),(b)	314,000	314,000
Skandinaviska Enskilda Banken AB, 0.00%, 8/2/22 (h)	1,000,000	998,501
Svenska Handelsbanken AB, 0.00%, 7/1/22 (h)	250,000	249,989
TOTAL COMMERCIAL PAPER (Cost - $4,172,602)		4,171,823
MONEY MARKET FUNDS - 8.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 1.21% (g) (Cost - $5,554,651)	5,554,651	5,554,651
U.S. TREASURY SECURITIES - 4.3%
U.S. Treasury Bill, 1.64%, 9/15/22 (Cost - $2,919,257) (h)	2,925,000	2,915,198
TOTAL SHORT-TERM INVESTMENTS (Cost - $12,646,510)		12,641,672
TOTAL INVESTMENTS - 117.4% (Cost - $83,059,779)		$79,013,619
OTHER ASSETS LESS LIABILITIES - NET (17.4)%		(11,726,292)
TOTAL NET ASSETS - 100.0%		$67,287,327

†  Represents less than 0.05%.

(a)  Variable rate security. The rate shown is the rate in effect at period end.

(b)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2022, these securities amounted to $10,292,943 or 15.3% of net assets.

(c)  Step coupon.

(d)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  Sinking bond security.

(g)  The rate shown is the annualized seven-day yield at period end.

(h)  Rate shown represents discount rate at the time of purchase.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	46.2%
Agency Mortgage Backed Securities	33.3%
Short-Term Investments	18.8%
Asset Backed and Commercial Backed Securities	9.0%
U.S. Treasury Securities and Agency Bonds	6.8%
Sovereign Debts	1.9%
Municipal Bonds	1.4%
Other Assets less Liabilities - Net	(17.4)%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	Morgan Stanley	48	9/21/2022	$5,689,500	$(46,183)
U.S. 2 Year Note Future	Morgan Stanley	25	9/30/2022	5,250,391	(20,587)
U.S. Long Bond Future	Morgan Stanley	3	9/21/2022	415,875	5,375
U.S. Ultra Bond Future	Morgan Stanley	32	9/21/2022	4,939,000	(42,851)
					(104,246)
SHORT FUTURES CONTRACTS
Euro-Bobl Future	Morgan Stanley	2	9/8/2022	259,669	(481)
Long Gilt Future	Morgan Stanley	2	9/28/2022	276,846	11,222
U.S. 10 Year Ultra Future	Morgan Stanley	20	9/21/2022	2,547,500	35,274
U.S. 5 Year Note Future	Morgan Stanley	50	9/30/2022	5,612,500	19,437
					65,452
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(38,794)

INTEREST RATE SWAPTIONS PURCHASED
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.30%	09/02/23	1,360,000	GBP	$1	$2,642	$(2,641)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.28%	09/02/23	1,040,000	GBP	1	1,984	(1,983)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED							$2	$4,626	$(4,624)

*  The Fund may receive or pay a variable rate.

INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount		Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.40%	09/08/32	140,000	GBP	$(4)	$(2,636)	$2,632
JP Morgan Chase Bank	Call - IRS SWAPTION	Pay GBP SONIO	Receives 0.36%	09/08/32	110,000	GBP	(3)	(2,033)	2,030
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN							$(7)	$(4,669)	$4,662

*  The Fund may receive or pay a variable rate.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount†		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Quarterly	1.25%	3 Month New Zealand Dollar Bank Bill Rate	12/15/22	540,000	NZD	$(3,417)	$(235)	$(3,182)
Morgan Stanley	Quarterly	3 Month US Libor	1 Month US Libor	07/25/24	3,160,000	USD	1,145	593	552
Morgan Stanley	Quarterly	2.25%	3 Month Stockholm Interbank Offered Rate	09/23/24	8,520,000	SEK	(8,745)	(6,034)	(2,711)
Morgan Stanley	Quarterly	3 Month Euribor	1.75%	09/23/24	790,000	EUR	(3,018)	2,455	(5,473)
Morgan Stanley	Semi-Annually	3.50%	6 Month Australian Bill	09/21/27	810,000	AUD	(13,424)	(11,488)	(1,936)
Morgan Stanley	Annually	SOFR- COMPOUND	Interest Rate Swaps		960,000	USD	1,697	8,124	(6,427)
Morgan Stanley	Quarterly	3.75%	3 Month New Zealand Dollar Bank Bill Rate	09/21/27	320,000	NZD	(3,061)	(3,283)	222
Morgan Stanley	Quarterly	2.50%	3 Month Stockholm Interbank Offered Rate	09/21/27	1,720,000	SEK	(2,324)	(1,375)	(949)
Morgan Stanley	Annually	Sterling Overnight Interbank Average Rate	1.75%	09/21/27	120,000	GBP	5,100	5,011	89
Morgan Stanley	Semi-Annually	2.00%	6 Month Euribor	09/21/32	240,000	EUR	(6,335)	(557)	(5,778)
Morgan Stanley	Semi-Annually	1.00%	6 Month Euribor	09/21/32	240,000	EUR	(28,093)	(28,559)	466
Morgan Stanley	Annually	Tokyo Overnight Weighted Average Rate	0.50%	05/26/32	68,000,000	JPY	6,263	362	5,901
Morgan Stanley	Quarterly	3.25%	3 Month Canadian Dollar Offered Rate	09/21/32	330,000	CAD	(9,686)	(10,296)	610
Morgan Stanley	Annually	2.00%	Sterling Overnight Interbank Average Rate	06/07/32	220,000	GBP	(7,857)	2,004	(9,861)
Morgan Stanley	Annually	Sterling Overnight Interbank Average Rate	1.50%	09/21/32	170,000	GBP	15,244	16,610	(1,366)
Morgan Stanley	Annually	Tokyo Overnight Weighted Average Rate	0.00%	09/23/32	18,970,000	JPY	6,984	6,624	360
Morgan Stanley	Annually	1.25%	Swiss Average Rate Overnight	09/21/32	300,000	CHF	(14,707)	(13,421)	(1,286)
Morgan Stanley	Semi-Annually	3.75%	6 Month Australian Bill	09/21/32	40,000	AUD	(881)	(1,561)	680
Morgan Stanley	Quarterly	3 Month Stockholm Interbank Offered Rate	2.50%	09/21/32	4,810,000	SEK	14,151	11,870	2,281
Morgan Stanley	Semi-Annually	3.00%	6 Month Norway Ibor	09/21/32	1,130,000	NOK	(2,844)	921	(3,765)
Morgan Stanley	Quarterly	3 Month New Zealand Dollar Bank Bill Rate	3.75%	09/21/32	70,000	NZD	1,403	1,405	(2)
Morgan Stanley	Semi-Annually	6 Month Euribor	0.75%	09/21/27	40,000	EUR	2,324	2,205	119
Morgan Stanley	Annually	SOFR- COMPOUND	2.75%	09/21/32	230,000	USD	810	3,260	(2,450)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$(49,271)	$(15,365)	$(33,906)

†  Unless otherwise indicated, notional amount is shown in USD.
See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2022

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CD The Boeing Company	Quarterly	Buy	1.00%	-	BBB-	06/20/24	$100,000	$(1,578)	$945	$(2,523)
Morgan Stanley	CD Prudential Financial, Inc.	Quarterly	Buy	1.00%	-	A-	06/20/24	175,000	2,008	1,242	766
Morgan Stanley	CD CD.NA.IG.34	Quarterly	Buy	1.00%	-	BBB	06/20/25	625,000	872	5,300	(4,428)
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	-	BBB+	06/20/26	325,000	(6,364)	3,507	(9,871)
Morgan Stanley	CD CDX.IG.37	Quarterly	Buy	1.00%	-	NR	12/20/26	1,325,000	3,280	20,886	(17,606)
Morgan Stanley	CD Republic of Indonesia	Quarterly	Buy	1.00%	-	BBB	06/20/27	550,000	(10,456)	1,531	(11,987)
Morgan Stanley	CD CDX.NA.IG.38	Quarterly	Buy	1.00%	-	NR	06/21/27	1,850,000	(341)	13,853	(14,194)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(12,579)	$47,264	$(59,843)

*  Using S&P's rating of the issuer or the underlying securities of the index.

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
09/22/22	Morgan Stanley	100,429	GBP	123,340	USD	$(1,177)
09/22/22	Morgan Stanley	67,716	USD	55,138	GBP	646
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(531)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$61,684,165	$476,529,399	$71,520,194	$141,625,321
Investments in securities, at fair value	$62,272,115	$535,197,772	$83,313,124	$134,201,566
Cash	-	1,188	145	11,010
Foreign cash (cost $-, $-, $- and $451,607, respectively)	-	-	-	450,212
Deposit with broker	-	642,553	130,778	162,807
Receivable for securities sold	-	4,629,010	1,080,596	1,310,363
Receivable for portfolio shares sold	-	-	87,647	-
Interest and dividends receivable	384	565,878	37,411	807,207
Prepaid expenses	1,323	12,072	2,195	75,338
Total Assets	62,273,822	541,048,473	84,651,896	137,018,503
Liabilities:
Unrealized depreciation on futures contracts	-	177,534	36,382	6,137
Payable for securities purchased	-	4,379,037	937,025	1,329,348
Payable for portfolio shares redeemed	7,980	350,996	1,944	59,030
Accrued distribution (12b-1) fees	2,782	6,586	4,075	9,128
Accrued investment advisory fees	11,582	177,932	24,855	57,385
Administrative service fees payable	1,881	13,055	2,462	4,644
Accrued expenses and other liabilities	7,426	59,825	12,598	41,747
Total Liabilities	31,651	5,164,965	1,019,341	1,507,419
Net Assets	$62,242,171	$535,883,508	$83,632,555	$135,511,084
Composition of Net Assets:
Paid-in capital	$50,855,443	$365,555,011	$97,355,236	$147,099,728
Total distributable earnings (losses)	11,386,728	170,328,497	(13,722,681)	(11,588,644)
Net Assets	$62,242,171	$535,883,508	$83,632,555	$135,511,084
Class I Shares:
Net Assets	$49,027,971	$504,824,387	$64,546,182	$92,702,477
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	4,333,957	37,046,815	4,457,578	9,768,399
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.31	$13.63	$14.48	$9.49
Class II Shares:
Net Assets	$13,214,200	$31,059,121	$19,086,373	$42,808,653
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,172,776	2,286,049	1,320,875	4,524,454
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.27	$13.59	$14.45	$9.46

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2022 (Unaudited)

Assets:	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investments in securities, at cost	$262,018,771	$222,496,150	$57,418,237	$83,059,779
Investments in securities, at fair value	$235,029,328	$224,128,993	$51,092,830	$79,013,619
Swaptions purchased, at fair value (premiums paid $-, $-, $- and $4,626, respectively)	-	-	-	2
Premiums paid on open swap contracts, net	-	-	-	31,899
Cash	1,102	1,367	1,021	-
Foreign cash (cost $-, $-, $- and $42,777, respectively)	-	-	-	42,672
Deposit with broker	259,979	282,245	12,039	1,142,912
Unrealized appreciation on forward foreign currency contracts	-	-	-	646
Receivable for securities sold	2,056,066	2,059,368	179,106	4,985,823
Receivable for portfolio shares sold	-	-	-	18,332
Interest and dividends receivable	73,795	246,260	939,028	412,491
Prepaid expenses	6,552	4,682	1,101	1,354
Total Assets	237,426,822	226,722,915	52,225,125	85,649,750
Liabilities:
Swaptions written, at fair value (premiums received $-, $-, $- and $4,669, respectively)	-	-	-	7
Unrealized depreciation on futures contracts	57,957	90,392	6,664	38,794
Unrealized depreciation on forward foreign currency contracts	-	-	-	1,177
Unrealized depreciation on swap contracts	-	-	-	93,749
Due to custodian	-	-	-	1,000,261
Payable for securities purchased	1,966,321	2,008,648	571,571	17,204,435
Payable for portfolio shares redeemed	71,104	63,348	21,893	-
Accrued distribution (12b-1) fees	20,772	1,377	131	-
Accrued investment advisory fees	105,140	83,401	21,698	17,558
Administrative service fees payable	8,450	5,483	1,258	1,573
Accrued expenses and other liabilities	34,733	28,768	6,609	4,869
Total Liabilities	2,264,477	2,281,417	629,824	18,362,423
Net Assets	$235,162,345	$224,441,498	$51,595,301	$67,287,327
Composition of Net Assets:
Paid-in capital	$244,563,121	$170,711,056	$59,039,728	$72,943,637
Total distributable earnings (losses)	(9,400,776)	53,730,442	(7,444,427)	(5,656,310)
Net Assets	$235,162,345	$224,441,498	$51,595,301	$67,287,327
Class I Shares:
Net Assets	$137,837,305	$217,972,832	$50,967,557	$67,287,327
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	11,319,295	18,063,245	5,853,308	7,529,519
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.18	$12.07	$8.71	$8.94
Class II Shares:
Net Assets	$97,325,040	$6,468,666	$627,744	$-
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	8,027,186	536,219	72,182	-
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.12	$12.06	$8.70	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income:
Dividend income*	$686,900	$4,843,412	$396,944	$2,899,278
Interest income	715	10,306	2,153	3,099
Total Investment Income	687,615	4,853,718	399,097	2,902,377
Expenses:
Investment advisory fee	76,838	1,209,150	186,912	463,200
Distribution fees (12b-1) - Class II Shares	18,031	45,636	28,329	60,201
Administrative service fees	11,206	99,462	16,202	24,768
Legal fees	8,591	76,188	12,696	18,755
Trustees fees	3,429	30,570	5,160	7,504
Custody fees	1,382	13,690	5,819	65,625
Miscellaneous expenses	13,031	116,159	19,437	53,051
Total Expenses	132,508	1,590,855	274,555	693,104
Expenses waived	-	-	(3,746)	(77,124)
Net Expenses	132,508	1,590,855	270,809	615,980
Net Investment Income	555,107	3,262,863	128,288	2,286,397
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,122,402	8,011,886	(3,183,747)	(2,161,099)
Futures contracts	-	(1,972,936)	(646,712)	(511,130)
Foreign currency translations	-	(32)	-	3,725
	2,122,402	6,038,918	(3,830,459)	(2,668,504)
Net change in unrealized appreciation/(depreciation) on:
Investments	(13,295,560)	(150,025,303)	(30,803,807)	(29,712,951)
Futures contracts	-	(305,142)	(48,806)	(60,896)
Foreign currency translations	-	(530)	-	(50,245)
	(13,295,560)	(150,330,975)	(30,852,613)	(29,824,092)
Net Realized and Change in Unrealized (Loss)	(11,173,158)	(144,292,057)	(34,683,072)	(32,492,596)
Net Decrease in Net Assets Resulting from Operations	$(10,618,051)	$(141,029,194)	$(34,554,784)	$(30,206,199)
* Foreign taxes withheld	$-	$13,002	$311	$365,608

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investment Income:
Dividend income*	$1,153,337	$2,769,387	$-	$-
Interest income	4,771	4,254	1,619,623	929,135
Total Investment Income	1,158,108	2,773,641	1,619,623	929,135
Expenses:
Investment advisory fee	764,765	572,140	146,313	123,503
Distribution fees (12b-1) - Class II Shares	146,658	9,225	892	-
Administrative service fees	45,534	40,795	9,389	11,655
Legal fees	35,810	30,926	7,289	9,096
Trustees fees	14,593	12,302	2,892	3,620
Custody fees	13,139	11,468	2,849	6,207
Miscellaneous expenses	55,441	47,104	11,031	13,759
Total Expenses	1,075,940	723,960	180,655	167,840
Expenses waived	(6,455)	(2,739)	(1,260)	(4,381)
Net Expenses	1,069,485	721,221	179,395	163,459
Net Investment Income	88,623	2,052,420	1,440,228	765,676
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(29,624,669)	3,959,398	(1,195,124)	(2,523,389)
Short sales	-	-	-	(67)
Futures contracts	(893,759)	(776,857)	(118,249)	(1,037,788)
Swap contracts	-	-	-	(541)
Forward foreign currency contracts	-	-	-	27
Foreign currency translations	-	-	-	(2,257)
	(30,518,428)	3,182,541	(1,313,373)	(3,564,015)
Net change in unrealized appreciation/(depreciation) on:
Investments	(79,511,329)	(41,715,909)	(8,480,832)	(5,907,974)
Futures contracts	(119,463)	(136,745)	(17,991)	(91,791)
Swap contracts	-	-	-	(125,590)
Swaptions	-	-	-	1,666
Forward foreign currency contracts	-	-	-	(3,419)
Foreign currency translations	-	-	-	(1,738)
	(79,630,792)	(41,852,654)	(8,498,823)	(6,128,846)
Net Realized and Change in Unrealized (Loss)	(110,149,220)	(38,670,113)	(9,812,196)	(9,692,861)
Net Decrease in Net Assets Resulting from Operations	$(110,060,597)	$(36,617,693)	$(8,371,968)	$(8,927,185)
* Foreign taxes withheld	$967	$1,308	$-	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$555,107	$1,158,810	$3,262,863	$5,178,458
Net realized gain	2,122,402	7,447,427	6,038,918	111,729,756
Net change in unrealized appreciation (depreciation)	(13,295,560)	(189,980)	(150,330,975)	49,303,876
Net increase (decrease) in net assets resulting from operations	(10,618,051)	8,416,257	(141,029,194)	166,212,090
From Distributions to Shareholders:
Total distributions paid	-	(3,880,297)	-	(34,691,795)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	256,737	1,841,622	374,987	23,825,395 *
Class II	1,161,665	1,120,778	926,106	5,169,859 *
Reinvestment of distributions
Class I	-	3,136,835	-	32,715,715
Class II	-	743,463	-	1,976,080
Cost of shares redeemed
Class I	(4,642,739)	(11,584,403)	(37,716,274)	(80,674,613)
Class II	(1,567,650)	(3,138,099)	(4,203,255)	(8,827,419)
Net decrease in net assets from share transactions of beneficial interest	(4,791,987)	(7,879,804)	(40,618,436)	(25,814,983)
Total increase (decrease) in net assets	(15,410,038)	(3,343,844)	(181,647,630)	105,705,312
Net Assets:
Beginning of period	77,652,209	80,996,053	717,531,138	611,825,826
End of period	$62,242,171	$77,652,209	$535,883,508	$717,531,138
Share Activity:
Class I
Shares sold	21,437	140,020	24,609	1,430,902 **
Shares reinvested	-	240,740	-	1,998,517
Shares redeemed	(381,578)	(889,588)	(2,450,119)	(5,101,518)
Net decrease in shares of beneficial interest outstanding	(360,141)	(508,828)	(2,425,510)	(1,672,099)
Share Activity:
Class II
Shares sold	92,310	85,829	62,771	312,152 **
Shares reinvested	-	57,190	-	120,861
Shares redeemed	(124,445)	(243,437)	(276,878)	(564,297)
Net decrease in shares of beneficial interest outstanding	(32,135)	(100,418)	(214,107)	(131,284)

*  Includes the value received from shares issued in connection with the reorganization of Global Atlantic BlackRock Disciplined U.S. Core Portfolio into Global Atlantic BlackRock Disciplined Core Portfolio on August 20, 2021.

**  Includes shares issued in connection with the reorganization of Global Atlantic BlackRock Disciplined U.S. Core Portfolio into Global Atlantic BlackRock Disciplined Core Portfolio on August 20, 2021.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$128,288	$127,484	$2,286,397	$2,901,706
Net realized gain (loss)	(3,830,459)	15,076,207	(2,668,504)	17,866,588
Net change in unrealized depreciation	(30,852,613)	(1,221,192)	(29,824,092)	(7,578,519)
Net increase (decrease) in net assets resulting from operations	(34,554,784)	13,982,499	(30,206,199)	13,189,775
From Distributions to Shareholders:
Total distributions paid	-	(1,872,995)	-	(2,551,441)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	560,214	97,856,259 *	147,490	16,738,187	***
Class II	1,002,447	7,299,576 *	446,162	13,978,820	***
Reinvestment of distributions
Class I	-	1,467,358	-	1,833,625
Class II	-	405,637	-	717,816
Cost of shares redeemed
Class I	(6,993,254)	(8,649,029)	(6,969,249)	(12,100,080)
Class II	(1,731,490)	(5,314,796)	(2,392,029)	(5,878,741)
Net increase (decrease) in net assets from share transactions of beneficial interest	(7,162,083)	93,065,005	(8,767,626)	15,289,627
Total increase (decrease) in net assets	(41,716,867)	105,174,509	(38,973,825)	25,927,961
Net Assets:
Beginning of period	125,349,422	20,174,913	174,484,909	148,556,948
End of period	$83,632,555	$125,349,422	$135,511,084	$174,484,909
Share Activity:
Class I
Shares sold	32,147	5,204,444 **	14,317	1,458,438	****
Shares reinvested	-	75,481	-	158,072
Shares redeemed	(413,051)	(441,444)	(657,616)	(1,053,285)
Net increase (decrease) in shares of beneficial interest outstanding	(380,904)	4,838,481	(643,299)	563,225
Share Activity:
Class II
Shares sold	57,107	389,649 **	45,210	1,221,987	****
Shares reinvested	-	20,877	-	61,987
Shares redeemed	(102,230)	(297,713)	(223,854)	(511,655)
Net increase (decrease) in shares of beneficial interest outstanding	(45,123)	112,813	(178,644)	772,319

*  Includes the value received from shares issued in connection with the reorganization of Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio into Global Atlantic BlackRock Disciplined Growth Portfolio on August 20, 2021.

**  Includes shares issued in connection with the reorganization of Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio into Global Atlantic BlackRock Disciplined Growth Portfolio on August 20, 2021.

***  Includes the value received from shares issued in connection with the reorganization of Global Atlantic Goldman Sachs Global Equity Insights Portfolio into Global Atlantic BlackRock Disciplined International Core Portfolio on August 20, 2021.

****  Includes shares issued in connection with the reorganization of Global Atlantic Goldman Sachs Global Equity Insights Portfolio into Global Atlantic BlackRock Disciplined International Core Portfolio on August 20, 2021.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$88,623	$(539,671)	$2,052,420	$3,457,492
Net realized gain (loss)	(30,518,428)	66,324,123	3,182,541	52,191,066
Net change in unrealized appreciation (depreciation)	(79,630,792)	(33,219,750)	(41,852,654)	7,828,433
Net increase (decrease) in net assets resulting from operations	(110,060,597)	32,564,702	(36,617,693)	63,476,991
From Distributions to Shareholders:
Total distributions paid	-	(23,682,050)	-	(3,594,121)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	486,690	55,813,006 *	403,545	614,623
Class II	1,253,911	90,838,795 *	252,344	188,856
Reinvestment of distributions
Class I	-	13,977,471	-	3,509,478
Class II	-	9,704,578	-	84,643
Cost of shares redeemed
Class I	(10,192,631)	(29,299,309)	(18,683,621)	(35,365,378)
Class II	(6,946,903)	(11,805,579)	(692,463)	(1,094,831)
Net increase (decrease) in net assets from share transactions of beneficial interest	(15,398,933)	129,228,962	(18,720,195)	(32,062,609)
Total increase (decrease) in net assets	(125,459,530)	138,111,614	(55,337,888)	27,820,261
Net Assets:
Beginning of period	360,621,875	222,510,261	279,779,386	251,959,125
End of period	$235,162,345	$360,621,875	$224,441,498	$279,779,386
Share Activity:
Class I
Shares sold	33,064	3,012,584 **	29,972	46,837
Shares reinvested	-	765,469	-	259,194
Shares redeemed	(710,082)	(1,640,482)	(1,404,870)	(2,741,658)
Net increase (decrease) in shares of beneficial interest outstanding	(677,018)	2,137,571	(1,374,898)	(2,435,627)
Share Activity:
Class II
Shares sold	86,833	4,915,247 **	18,509	15,149
Shares reinvested	-	532,633	-	6,242
Shares redeemed	(487,684)	(656,427)	(52,333)	(85,508)
Net increase (decrease) in shares of beneficial interest outstanding	(400,851)	4,791,453	(33,824)	(64,117)

*  Includes the value received from shares issued in connection with the reorganization of Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio into Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio on August 20, 2021.

**  Includes shares issued in connection with the reorganization of Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio into Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio on August 20, 2021.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,440,228	$2,965,054	$765,676	$1,544,534
Net realized gain (loss)	(1,313,373)	1,439,189	(3,564,015)	(281,299)
Net change in unrealized depreciation	(8,498,823)	(1,849,061)	(6,128,846)	(2,986,141)
Net increase (decrease) in net assets resulting from operations	(8,371,968)	2,555,182	(8,927,185)	(1,722,906)
From Distributions to Shareholders:
Total distributions paid	-	(3,219,040)	-	(5,827,630)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	2,692,571	6,056,458	1,501,039	3,742,962
Class II	22,677	38,887	-	-
Reinvestment of distributions
Class I	-	3,182,155	-	5,827,630
Class II	-	36,885	-	-
Cost of shares redeemed
Class I	(7,673,110)	(10,554,711)	(5,647,749)	(13,200,885)
Class II	(86,122)	(75,165)	-	-
Net decrease in net assets from share transactions of beneficial interest	(5,043,984)	(1,315,491)	(4,146,710)	(3,630,293)
Total decrease in net assets	(13,415,952)	(1,979,349)	(13,073,895)	(11,180,829)
Net Assets:
Beginning of period	65,011,253	66,990,602	80,361,222	91,542,051
End of period	$51,595,301	$65,011,253	$67,287,327	$80,361,222
Share Activity:
Class I
Shares sold	283,842	591,243	159,822	353,421
Shares reinvested	-	318,854	-	579,287
Shares redeemed	(816,318)	(1,035,993)	(606,903)	(1,226,960)
Net decrease in shares of beneficial interest outstanding	(532,476)	(125,896)	(447,081)	(294,252)
Share Activity:
Class II
Shares sold	2,486	3,773	-	-
Shares reinvested	-	3,696	-	-
Shares redeemed	(9,109)	(7,361)	-	-
Net increase (decrease) in shares of beneficial interest outstanding	(6,623)	108	-	-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.17		$12.45	$11.42	$9.62	$10.19		$10.00
Income from investment operations:
Net investment income (b,c)	0.10		0.20	0.19	0.23	0.21		0.06
Net realized and unrealized gain (loss) (d)	(1.96)		1.20	1.40	1.79	(0.73)		0.13
Total income (loss) from investment operations	(1.86)		1.40	1.59	2.02	(0.52)		0.19
Less distributions from:
Net investment income	-		(0.23)	(0.27)	(0.22)	(0.05)		-
Net realized gains	-		(0.45)	(0.29)	-	0.00	(e)	-
Total distributions from net investment income and net realized gains	-		(0.68)	(0.56)	(0.22)	(0.05)		-
Net asset value, end of period	$11.31		$13.17	$12.45	$11.42	$9.62		$10.19
Total return (f)	(14.12)%		11.33%	14.46%	21.09%	(5.14	)% (g)	1.90	% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$49,028		$61,826	$64,791	$66,410	$63,462		$75,191
Ratio of net expenses to average net assets (h)	0.33	% (i)	0.31%	0.31%	0.31%	0.31%		0.31	% (i)
Ratio of gross expenses to average net assets (h,j)	0.33	% (i)	0.32%	0.33%	0.34%	0.32%		0.32	% (i)
Ratio of net investment income to average net assets (c,h)	1.64	% (i)	1.51%	1.69%	2.15%	2.06%		4.15	% (i)
Portfolio turnover rate	33	% (k)	73%	85%	61%	54%		2	% (k)

(a)  Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 or 0.005% per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.13		$12.41	$11.39	$9.61	$10.18		$10.00
Income from investment operations:
Net investment income (b,c)	0.09		0.17	0.17	0.21	0.20		0.14
Net realized and unrealized gain (loss) (d)	(1.95)		1.19	1.38	1.78	(0.74)		0.04
Total income (loss) from investment operations	(1.86)		1.36	1.55	1.99	(0.54)		0.18
Less distributions from:
Net investment income	-		(0.19)	(0.24)	(0.21)	(0.03)		-
Net realized gains	-		(0.45)	(0.29)	-	0.00	(e)	-
Total distributions from net investment income and net realized gains	-		(0.64)	(0.53)	(0.21)	(0.03)		-
Net asset value, end of period	$11.27		$13.13	$12.41	$11.39	$9.61		$10.18
Total return (f)	(14.17)%		11.04%	14.13%	20.82%	(5.33	)% (g)	1.80	% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$13,214		$15,826	$16,205	$15,568	$13,806		$9,034
Ratio of net expenses to average net assets (h)	0.58	% (i)	0.56%	0.56%	0.56%	0.56%		0.56	% (i)
Ratio of gross expenses to average net assets (h,j)	0.58	% (i)	0.57%	0.58%	0.59%	0.57%		0.56	% (i)
Ratio of net investment income to average net assets (c,h)	1.41	% (i)	1.28%	1.45%	1.91%	1.99%		9.11	% (i)
Portfolio turnover rate	33	% (k)	73%	85%	61%	54%		2	% (k)

(a)  Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 or 0.005% per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$17.10		$13.98		$12.39	$9.74	$10.38		$10.00
Income from investment operations:
Net investment income (b)	0.08		0.13		0.15	0.17	0.16		0.03
Net realized and unrealized gain (loss) (c)	(3.55)		3.84		2.19	2.66	(0.64)		0.35
Total income (loss) from investment operations	(3.47)		3.97		2.34	2.83	(0.48)		0.38
Less distributions from:
Net investment income	-		(0.15)		(0.20)	(0.18)	(0.12)		-
Net realized gains	-		(0.70)		(0.55)	-	(0.04)		-
Total distributions from net investment income and net realized gains	-		(0.85)		(0.75)	(0.18)	(0.16)		-
Net asset value, end of period	$13.63		$17.10		$13.98	$12.39	$9.74		$10.38
Total return (d)	(20.29)%		28.67%		19.69%	29.21%	(4.75	)% (e)	3.80	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$504,824		$674,859		$575,095	$547,724	$486,491		$315,936
Ratio of net expenses to average net assets	0.50	% (f)	0.49%		0.48%	0.48%	0.48%		0.48	% (f)
Ratio of gross expenses to average net assets (g)	0.50	% (f)	0.49%		0.50%	0.50%	0.49%		0.48	% (f)
Ratio of net investment income to average net assets	1.07	% (f)	0.79%		1.23%	1.53%	1.51%		1.67	% (f)
Portfolio turnover rate	57	% (h)	109	% (i)	122%	130%	156%		18	% (h)

(a)  Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$17.07		$13.96		$12.37	$9.72	$10.37		$10.00
Income from investment operations:
Net investment income (b)	0.06		0.09		0.12	0.14	0.13		0.02
Net realized and unrealized gain (loss) (c)	(3.54)		3.83		2.18	2.66	(0.65)		0.35
Total income (loss) from investment operations	(3.48)		3.92		2.30	2.80	(0.52)		0.37
Less distributions from:
Net investment income	-		(0.11)		(0.16)	(0.15)	(0.09)		-
Net realized gains	-		(0.70)		(0.55)	-	(0.04)		-
Total distributions from net investment income and net realized gains	-		(0.81)		(0.71)	(0.15)	(0.13)		-
Net asset value, end of period	$13.59		$17.07		$13.96	$12.37	$9.72		$10.37
Total return (d)	(20.39)%		28.35%		19.42%	28.94%	(5.06	)% (e)	3.70	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$31,059		$42,672		$36,731	$35,116	$32,442		$36,674
Ratio of net expenses to average net assets	0.75	% (f)	0.74%		0.73%	0.73%	0.73%		0.72	% (f)
Ratio of gross expenses to average net assets (g)	0.75	% (f)	0.74%		0.75%	0.75%	0.74%		0.72	% (f)
Ratio of net investment income to average net assets	0.81	% (f)	0.54%		0.98%	1.28%	1.24%		1.00	% (f)
Portfolio turnover rate	57	% (h)	109	% (i)	122%	130%	156%		18	% (h)

(a)  Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Period Ended December 31, 2021 (a)
Net asset value, beginning of period	$20.21		$18.80
Income from investment operations:
Net investment income (b)	0.03		0.03
Net realized and unrealized gain (loss) (c)	(5.76)		1.67
Total income (loss) from investment operations	(5.73)		1.70
Less distributions from:
Net realized gains	-		(0.29)
Total distributions from net investment income and net realized gains	-		(0.29)
Net asset value, end of period	$14.48		$20.21
Total return (d)	(28.35)%		9.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$64,546		$97,770
Ratio of net expenses to average net assets	0.48	% (e)	0.48	% (e)
Ratio of gross expenses to average net assets (f)	0.49	% (e)	0.48	% (e)
Ratio of net investment income to average net assets	0.31	% (e)	0.36	% (e)
Portfolio turnover rate	60	% (g)	130	% (g,h)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017. Class I commenced operations on August 20, 2021 as a result of a reorganization.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$20.19		$16.10		$12.66	$9.85	$10.32	$10.00
Income from investment operations:
Net investment income (loss) (b)	0.01		(0.00	) (c)	0.03	0.07	0.08	0.02
Net realized and unrealized gain (loss) (d)	(5.75)		4.38		4.26	3.18	(0.38)	0.30
Total income (loss) from investment operations	(5.74)		4.38		4.29	3.25	(0.30)	0.32
Less distributions from:
Net investment income	-		-		(0.06)	(0.06)	(0.08)	-
Net realized gains	-		(0.29)		(0.79)	(0.38)	(0.09)	-
Total distributions from net investment income and net realized gains	-		(0.29)		(0.85)	(0.44)	(0.17)	-
Net asset value, end of period	$14.45		$20.19		$16.10	$12.66	$9.85	$10.32
Total return (e)	(28.43)%		27.29%		34.68%	33.38%	(2.98)%	3.20	% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$19,086		$27,579		$20,175	$18,077	$15,807	$20,534
Ratio of net expenses to average net assets	0.73	% (g)	0.77%		0.79%	0.79%	0.79%	0.79	% (g)
Ratio of gross expenses to average net assets (h)	0.74	% (g)	0.80%		0.87%	0.85%	0.81%	0.80	% (g)
Ratio of net investment income to average net assets	0.06	% (g)	(0.00	)% (c)	0.21%	0.58%	0.75%	1.14	% (g)
Portfolio turnover rate	60	% (i)	130	% (j)	133%	144%	156%	23	% (i)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Less than $0.005 or 0.005% per share.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.55		$10.78		$9.98	$8.50	$10.20		$10.00
Income from investment operations:
Net investment income (b,c)	0.16		0.22		0.14	0.25	0.23		0.03
Net realized and unrealized gain (loss) (d)	(2.22)		0.73		0.85	1.48	(1.74)		0.17
Total income (loss) from investment operations	(2.06)		0.95		0.99	1.73	(1.51)		0.20
Less distributions from:
Net investment income	-		(0.18)		(0.19)	(0.25)	(0.19)		-
Net realized gains	-		-		-	-	0.00	(e)	-
Total distributions from net investment income and net realized gains	-		(0.18)		(0.19)	(0.25)	(0.19)		-
Net asset value, end of period	$9.49		$11.55		$10.78	$9.98	$8.50		$10.20
Total return (f)	(17.84)%		8.77%		10.32%	20.50%	(14.80	)% (g)	2.00	% (h)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$92,702		$120,258		$106,216	$105,876	$98,694		$67,071
Ratio of net expenses to average net assets (i)	0.72	% (j)	0.72%		0.69%	0.69%	0.69%		0.69	% (j)
Ratio of gross expenses to average net assets (i,k)	0.82	% (j)	0.82%		0.84%	0.72%	0.70%		0.69	% (j)
Ratio of net investment income to average net assets (c,i)	3.04	% (j)	1.87%		1.55%	2.61%	2.30%		1.99	% (j)
Portfolio turnover rate	27	% (l)	117	% (m)	161%	86%	67%		4	% (l)

(a)  Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 or 0.005% per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the year ended December 31, 2018, 0.10% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been (14.90)%.

(h)  For the period ended December 31, 2017, 0.13% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been 1.87%.

(i)  Does not include the expenses of the investment companies in which the Portfolio invests.

(j)  Annualized.

(k)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(l)  Not annualized.

(m)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.53		$10.77		$9.97	$8.49	$10.19		$10.00
Income from investment operations:
Net investment income (b,c)	0.15		0.19		0.12	0.22	0.22		0.05
Net realized and unrealized gain (loss) (d)	(2.22)		0.72		0.85	1.48	(1.74)		0.14
Total income (loss) from investment operations	(2.07)		0.91		0.97	1.70	(1.52)		0.19
Less distributions from:
Net investment income	-		(0.15)		(0.17)	(0.22)	(0.18)		-
Net realized gains	-		-		-	-	0.00	(e)	-
Total distributions from net investment income and net realized gains	-		(0.15)		(0.17)	(0.22)	(0.18)		-
Net asset value, end of period	$9.46		$11.53		$10.77	$9.97	$8.49		$10.19
Total return (f)	(17.95)%		8.47%		10.05%	20.22%	(14.95	)% (g)	1.90	% (h)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$42,809		$54,227		$42,341	$42,714	$41,052		$5,097
Ratio of net expenses to average net assets (i)	0.97	% (j)	0.97%		0.94%	0.94%	0.94%		0.93	% (j)
Ratio of gross expenses to average net assets (i)	1.07	% (j)	1.07%		1.09%	0.97%	0.95%		0.93	% (j)
Ratio of net investment income to average net assets (c,i)	2.80	% (j)	1.63%		1.30%	2.36%	2.23%		3.34	% (j)
Portfolio turnover rate	27	% (k)	117	% (l)	161%	86%	67%		4	% (k)

(a)  Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 or 0.005% per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the year ended December 31, 2018, 0.10% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been (15.05)%.

(h)  For the period ended December 31, 2017, the Portfolio received a reimbursement from an affiliate. This reimbursement had no impact on the Portfolio's total return.

(i)  Does not include the expenses of the investment companies in which the Portfolio invests.

(j)  Annualized.

(k)  Not annualized.

(l)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$17.68		$16.49		$13.06	$9.91	$10.35		$10.00
Income from investment operations:
Net investment income (loss) (b)	0.01		(0.02)		0.01	0.05	0.11		0.01
Net realized and unrealized gain (loss) (c)	(5.51)		2.41		4.58	3.18	(0.43)		0.34
Total income (loss) from investment operations	(5.50)		2.39		4.59	3.23	(0.32)		0.35
Less distributions from:
Net investment income	-		(0.00	) (d)	(0.04)	(0.03)	(0.09)		-
Net realized gains	-		(1.20)		(1.12)	(0.05)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(1.20)		(1.16)	(0.08)	(0.12)		-
Net asset value, end of period	$12.18		$17.68		$16.49	$13.06	$9.91		$10.35
Total return (e)	(31.11)%		14.29%		36.52%	32.68%	(3.07	)% (f)	3.50	% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$137,837		$212,083		$162,580	$141,289	$126,149		$93,457
Ratio of net expenses to average net assets	0.65	% (g)	0.64%		0.63%	0.63%	0.63%		0.63	% (g)
Ratio of gross expenses to average net assets (h)	0.65	% (g)	0.65%		0.67%	0.66%	0.65%		0.64	% (g)
Ratio of net investment income (loss) to average net assets	0.17	% (g)	(0.11)%		0.09%	0.44%	0.99%		0.79	% (g)
Portfolio turnover rate	61	% (i)	179	% (j)	139%	148%	168%		26	% (i)

(a)  Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 or 0.005% per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$17.62		$16.48		$13.06		$9.90		$10.35		$10.00
Income from investment operations:
Net investment income (loss) (b)	(0.01)		(0.06)		(0.02)		0.02		0.08		0.01
Net realized and unrealized gain (loss) (c)	(5.49)		2.40		4.56		3.19		(0.43)		0.34
Total income (loss) from investment operations	(5.50)		2.34		4.54		3.21		(0.35)		0.35
Less distributions from:
Net investment income	-		-		(0.00	) (d)	(0.00	) (d)	(0.07)		-
Net realized gains	-		(1.20)		(1.12)		(0.05)		(0.03)		-
Total distributions from net investment income and net realized gains	-		(1.20)		(1.12)		(0.05)		(0.10)		-
Net asset value, end of period	$12.12		$17.62		$16.48		$13.06		$9.90		$10.35
Total return (e)	(31.21)%		13.96%		36.13%		32.48%		(3.35	)% (f)	3.50	% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$97,325		$148,539		$59,930		$50,446		$43,290		$17,801
Ratio of net expenses to average net assets	0.90	% (g)	0.89%		0.88%		0.88%		0.88%		0.88	% (g)
Ratio of gross expenses to average net assets (h)	0.90	% (g)	0.90%		0.92%		0.91%		0.90%		0.89	% (g)
Ratio of net investment income (loss) to average net assets	(0.08	)% (g)	(0.35)%		(0.12)%		0.19%		0.77%		0.41	% (g)
Portfolio turnover rate	61	% (i)	179	% (j)	139%		148%		168%		26	% (i)

(a)  Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 or 0.005% per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.98		$11.19	$11.51	$9.39	$10.44		$10.00
Income from investment operations:
Net investment income (b)	0.11		0.16	0.19	0.23	0.20		0.03
Net realized and unrealized gain (loss) (c)	(2.02)		2.81	0.17	2.13	(1.02)		0.41
Total income (loss) from investment operations	(1.91)		2.97	0.36	2.36	(0.82)		0.44
Less distributions from:
Net investment income	-		(0.18)	(0.24)	(0.24)	(0.16)		-
Net realized gains	-		-	(0.44)	-	(0.07)		-
Total distributions from net investment income and net realized gains	-		(0.18)	(0.68)	(0.24)	(0.23)		-
Net asset value, end of period	$12.07		$13.98	$11.19	$11.51	$9.39		$10.44
Total return (d)	(13.66)%		26.58%	4.14%	25.28%	(7.97	)% (e)	4.40	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$217,973		$271,801	$244,853	$266,399	$248,141		$309,640
Ratio of net expenses to average net assets	0.56	% (f)	0.55%	0.54%	0.54%	0.54%		0.54	% (f)
Ratio of gross expenses to average net assets (g)	0.56	% (f)	0.55%	0.57%	0.56%	0.55%		0.54	% (f)
Ratio of net investment income to average net assets	1.62	% (f)	1.27%	1.87%	2.11%	1.93%		1.99	% (f)
Portfolio turnover rate	64	% (h)	120%	125%	132%	140%		17	% (h)

(a)  Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$14.00		$11.21	$11.52	$9.40	$10.45		$10.00
Income from investment operations:
Net investment income (b)	0.09		0.13	0.17	0.20	0.18		0.02
Net realized and unrealized gain (loss) (c)	(2.03)		2.81	0.18	2.13	(1.02)		0.43
Total income (loss) from investment operations	(1.94)		2.94	0.35	2.33	(0.84)		0.45
Less distributions from:
Net investment income	-		(0.15)	(0.22)	(0.21)	(0.14)		-
Net realized gains	-		-	(0.44)	-	(0.07)		-
Total distributions from net investment income and net realized gains	-		(0.15)	(0.66)	(0.21)	(0.21)		-
Net asset value, end of period	$12.06		$14.00	$11.21	$11.52	$9.40		$10.45
Total return (d)	(13.86)%		26.23%	3.94%	24.92%	(8.16	)% (e)	4.50	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$6,469		$7,978	$7,106	$7,370	$7,160		$9,545
Ratio of net expenses to average net assets	0.81	% (f)	0.80%	0.79%	0.79%	0.79%		0.78	% (f)
Ratio of gross expenses to average net assets (g)	0.81	% (f)	0.80%	0.82%	0.81%	0.80%		0.78	% (f)
Ratio of net investment income to average net assets	1.37	% (f)	1.02%	1.62%	1.86%	1.68%		1.34	% (f)
Portfolio turnover rate	64	% (h)	120%	125%	132%	140%		17	% (h)

(a)  Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.06		$10.17	$10.21	$9.43	$9.92	$10.00
Income from investment operations:
Net investment income (b)	0.23		0.46	0.49	0.52	0.52	0.07
Net realized and unrealized gain (loss) (c)	(1.58)		(0.06)	0.07	0.89	(0.95)	(0.15)
Total income (loss) from investment operations	(1.35)		0.40	0.56	1.41	(0.43)	(0.08)
Less distributions from:
Net investment income	-		(0.51)	(0.60)	(0.63)	(0.06)	-
Total distributions from net investment income and net realized gains	-		(0.51)	(0.60)	(0.63)	(0.06)	-
Net asset value, end of period	$8.71		$10.06	$10.17	$10.21	$9.43	$9.92
Total return (d)	(13.42)%		4.00%	5.79%	15.06%	(4.32)%	(0.80	)% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$50,968		$64,219	$66,191	$70,727	$69,255	$83,070
Ratio of net expenses to average net assets	0.61	% (f)	0.60%	0.59%	0.59%	0.59%	0.59	% (f)
Ratio of gross expenses to average net assets (g)	0.61	% (f)	0.61%	0.62%	0.62%	0.60%	0.59	% (f)
Ratio of net investment income to average net assets	4.92	% (f)	4.51%	4.93%	5.11%	5.24%	4.54	% (f)
Portfolio turnover rate	46	% (h)	62%	52%	45%	36%	3	% (h)

(a)  Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.06		$10.16	$10.19	$9.41	$9.92	$10.00
Income from investment operations:
Net investment income (b)	0.22		0.44	0.46	0.50	0.49	0.07
Net realized and unrealized gain (loss) (c)	(1.58)		(0.06)	0.08	0.87	(0.94)	(0.15)
Total income (loss) from investment operations	(1.36)		0.38	0.54	1.37	(0.45)	(0.08)
Less distributions from:
Net investment income	-		(0.48)	(0.57)	(0.59)	(0.06)	-
Total distributions from net investment income and net realized gains	-		(0.48)	(0.57)	(0.59)	(0.06)	-
Net asset value, end of period	$8.70		$10.06	$10.16	$10.19	$9.41	$9.92
Total return (d)	(13.52)%		3.74%	5.57%	14.70%	(4.56)%	(0.80	)% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$628		$793	$799	$900	$1,071	$1,405
Ratio of net expenses to average net assets	0.86	% (f)	0.85%	0.84%	0.84%	0.84%	0.83	% (f)
Ratio of gross expenses to average net assets (g)	0.86	% (f)	0.86%	0.87%	0.87%	0.85%	0.83	% (f)
Ratio of net investment income to average net assets	4.67	% (f)	4.26%	4.68%	4.86%	4.99%	4.31	% (f)
Portfolio turnover rate	46	% (h)	62%	52%	45%	36%	3	% (h)

(a)  Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.07		$11.07		$10.60		$9.92		$9.98		$10.00
Income from investment operations:
Net investment income (b,c)	0.10		0.20		0.24		0.27		0.25		0.03
Net realized and unrealized gain (loss) (d)	(1.23)		(0.42)		0.76		0.67		(0.31)		(0.05)
Total income (loss) from investment operations	(1.13)		(0.22)		1.00		0.94		(0.06)		(0.02)
Less distributions from:
Net investment income	-		(0.28)		(0.27)		(0.26)		0.00	(e)	-
Net realized gains	-		(0.50)		(0.26)		-		-		-
Total distributions from net investment income and net realized gains	-		(0.78)		(0.53)		(0.26)		0.00	(e)	-
Net asset value, end of period	$8.94		$10.07		$11.07		$10.60		$9.92		$9.98
Total return (f)	(11.22)%		(1.98)%		9.49%		9.49%		(0.55	)% (g)	(0.20	)% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$67,287		$80,361		$91,542		$90,506		$92,760		$35,260
Ratio of net expenses to average net assets (h)	0.45	% (i)	0.43%		0.43%		0.43%		0.43%		0.43	% (i)
Ratio of gross expenses to average net assets (h,j)	0.46	% (i)	0.45%		0.47%		0.46%		0.44%		0.44	% (i)
Ratio of net investment income to average net assets (c,h)	2.11	% (i)	1.83%		2.18%		2.61%		2.51%		1.64	% (i)
Portfolio turnover rate	45	% (l)	85	% (l)	151	% (l)	150	% (l)	248	% (l)	69	% (k)

(a)  Global Atlantic Goldman Sachs Core Fixed Income Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  Not annualized.

(l)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2022 and years ended December 2021, December 31, 2020, December 31, 2019 and December 31, 2018. If these were included in the calculation, the portfolio turnover would be 262%, 474%, 701%, 689% and 486%, respectively. See Note 2 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2022

1.  ORGANIZATION

As of June 30, 2022, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.

*  The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2022, the Portfolios offered Class I and Class II shares at net asset value, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares). All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund's board(s) of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).

These investments will be valued at their fair market value as determined using the valuation procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Global Atlantic Investment Advisors, LLC (the "Adviser") and/or Sub-Adviser. The Fair Value Committee at its discretion may also include a representative from The Bank of New York Mellon (the "Administrator") and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Adviser and/or Sub-Adviser. The Fair Value Committee at its discretion may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub- Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$61,657,828	$-	$-	$61,657,828
Short-Term Investments	614,287	-	-	614,287
Total	$62,272,115	$-	$-	$62,272,115

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$527,809,722	$-	$-	$527,809,722
Short-Term Investments	7,388,050	-	-	7,388,050
Total	$535,197,772	$-	$-	$535,197,772
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$177,534	$-	$	$177,534
Total	$177,534	$-	$-	$177,534

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$81,743,580	$-	$-	$81,743,580
Short-Term Investments	1,569,544	-	-	1,569,544
Total	$83,313,124	$-	$-	$83,313,124
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$36,382	$-	$	$36,382
Total	$36,382	$-	$-	$36,382

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$118,022,461	$134,946	$-	$118,157,407
Exchange Traded Funds	12,383,722	-	-	12,383,722
Preferred Stocks	1,247,832	-	-	1,247,832
Warrants	73	-	-	73
Short-Term Investments	2,412,532	-	-	2,412,532
Futures Contracts*	7,695	-	-	7,695
Total	$134,074,315	$134,946	$-	$134,209,261
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$13,832	$-	$-	$13,832
Total	$13,832	$-	$-	$13,832

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$231,683,328	$-	$-	$231,683,328
Rights	-	598	-	598
Warrants	1,488	-	-	1,488
Short-Term Investments	3,343,914	-	-	3,343,914
Total	$235,028,730	$598	$-	$235,029,328
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$57,957	$-	$-	$57,957
Total	$57,957	$-	$-	$57,957

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$220,925,820	$-	$-	$220,925,820
Short-Term Investments	3,203,173	-	-	3,203,173
Total	$224,128,993	$-	$-	$224,128,993
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$90,392	-	-	90,392
Total	$90,392	$-	$-	$90,392

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$50,529,260	$-	$50,529,260
Short-Term Investments	563,570	-	-	563,570
Total	$563,570	$50,529,260	$-	$51,092,830
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$6,664	$-	$	$6,664
Total	$6,664	$-	$-	$6,664

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$31,093,465	$-	$31,093,465
Agency Mortgage Backed Securities		22,433,938		22,433,938
Short-Term Investments	5,554,651	7,087,021	-	12,641,672
Asset Backed and Commercial Backed Securities	-	6,039,468	-	6,039,468
U.S. Treasury Securities and Agency Bonds		4,597,486		4,597,486
Sovereign Debts	-	1,274,966	-	1,274,966
Municipal Bonds	-	932,624	-	932,624
Futures Contracts*	71,308	-		71,308
Swap Contracts*	-	12,046	-	12,046
Swaptions Written		4,662		4,662
Forward Foreign Currency Contracts*	-	646		646
Total	$5,625,959	$73,476,322	$-	$79,102,281
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$110,102	$-	$	$110,102
Swap Contracts*	-	105,795		105,795
Swaptions Purchased		4,624		4,624
Forward Foreign Currency Contracts*	-	1,177		1,177
Total	$110,102	$111,596	$-	$221,698

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2019 and 2020 tax returns, or is expected to be taken in each Portfolio's 2021 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six-months ended June 30, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$27	$(3,419)

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended June 30, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$(1,972,936)	$(305,142)
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	(646,172)	(48,806)
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	(511,130)	(60,896)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	(893,759)	(119,463)
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	(776,857)	(136,745)
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	(118,249)	(17,991)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	(1,037,788)	(91,791)

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six months ended June 30, 2022, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(5,330)	$(47,834)
	Credit	4,789	(77,756)

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2022.

Global Atlantic BlackRock Disciplined Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$177,534	$-	$177,534	$(177,534)	$-
Total	$-	$-	$-	$-	$-	$177,534	$-	$177,534	$(177,534)	$-

Global Atlantic BlackRock Disciplined Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$36,382	$-	$36,382	$(36,382)	$-
Total	$-	$-	$-	$-	$-	$36,382	$-	$36,382	$(36,382)	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic BlackRock Disciplined International Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$7,695	$(7,695)	$-	$-	$-	$13,832	$(7,695)	$6,137	$(6,137)	$-
Total	$7,695	$(7,695)	$-	$-	$-	$13,832	$(7,695)	$6,137	$(6,137)	$-

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$57,957	$-	$57,957	$(57,957)	$-
Total	$-	$-	$-	$-	$-	$57,957	$-	$57,957	$(57,957)	$-

Global Atlantic BlackRock Disciplined Value Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$90,392	$-	$90,392	$(90,392)	$-
Total	$-	$-	$-	$-	$-	$90,392	$-	$90,392	$(90,392)	$-

Global Atlantic BlackRock High Yield Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$6,664	$-	$6,664	$(6,664)	$-
Total	$-	$-	$-	$-	$-	$6,664	$-	$6,664	$(6,664)	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
JP Morgan Chase Bank	$4,662	$(4,662)	$-	$-	$-	$4,624	$(4,624)	$-	$-	$-
Morgan Stanley	84,000	(84,000)	-	-	-	106,972	(84,000)	-	(22,972)	-
Total	$88,662	$(88,662)	$-	$-	$-	$111,596	$(88,624)	$-	$(22,972)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2022.

Global Atlantic BlackRock Disciplined Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(177,534)	$-	$-	$-	$(177,534)
Total	$(177,534)	$-	$-	$-	$(177,534)

Global Atlantic BlackRock Disciplined Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(36,382)	$-	$-	$-	$(36,382)
Total	$(36,382)	$-	$-	$-	$(36,382)

Global Atlantic BlackRock Disciplined International Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$7,695	$-	$-	$-	$7,695
Liabilities
Unrealized depreciation on Futures Contracts	(13,832)	-	-	-	(13,832)
Total	$(6,137)	$-	$-	$-	$(6,137)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(57,957)	$-	$-	$-	$(57,957)
Total	$(57,957)	$-	$-	$-	$(57,957)

Global Atlantic BlackRock Disciplined Value Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(90,392)	$-	$-	$-	$(90,392)
Total	$(90,392)	$-	$-	$-	$(90,392)

Global Atlantic BlackRock High Yield Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(6,664)	$-	$-	$-	$(6,664)
Total	$(6,664)	$-	$-	$-	$(6,664)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$71,308	$-	$-	$71,308
Unrealized appreciation on Swap Contracts	-	11,280	766	-	12,046
Unrealized appreciation on Swaptions	-	4,662	-	-	4,662
Unrealized appreciation on Forward Foreign Currency Contracts	-	-	-	646	646
Liabilities
Unrealized depreciation on Futures Contracts	-	(110,102)	-	-	(110,102)
Unrealized depreciation on Swap Contracts	-	(45,186)	(60,609)	-	(105,795)
Unrealized depreciation on Swaptions	-	(4,624)	-	-	(4,624)
Unrealized depreciation on Forward Foreign Currency Contracts	-	-	-	(1,177)	(1,177)
Total	$-	$(72,662)	$(59,843)	$(531)	$(133,036)

The notional value of the derivative instruments outstanding as of June 30, 2022, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions, which may include short sales in some cases, by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

	Purchases	Sales
Global Atlantic BlackRock Allocation Portfolio	$23,345,519	$27,776,481
Global Atlantic BlackRock Disciplined Core Portfolio	353,363,262	390,529,797
Global Atlantic BlackRock Disciplined Growth Portfolio	61,367,135	69,878,434
Global Atlantic BlackRock Disciplined International Core Portfolio	41,914,755	48,626,237
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	174,414,085	188,982,658
Global Atlantic BlackRock Disciplined Value Portfolio	162,206,474	179,292,336
Global Atlantic BlackRock High Yield Portfolio	26,243,611	28,832,153
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	181,187,993	182,551,352

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2022.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2022, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

	Operating Expense Limitations
	Class I	Class II	Expiration Date
Global Atlantic BlackRock Allocation Portfolio	0.33%	0.58%	May 1, 2023
Global Atlantic BlackRock Disciplined Core Portfolio	0.50%	0.75%	May 1, 2023
Global Atlantic BlackRock Disciplined Growth Portfolio*	0.48%	0.73%	May 1, 2023
Global Atlantic BlackRock Disciplined International Core Portfolio**	0.74%	0.99%	May 1, 2023
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.65%	0.90%	May 1, 2023
Global Atlantic BlackRock Disciplined Value Portfolio	0.56%	0.81%	May 1, 2023
Global Atlantic BlackRock High Yield Portfolio	0.61%	0.86%	May 1, 2023
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.45%	N/A	May 1, 2023

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

*  The Portfolio is also subject to a Total Expense Limit of 0.48% and 0.73% for Class I and Class II shares, respectively, which includes Acquired Fund Fees and Expenses as defined in the Portfolio's prospectus, effective through August 31, 2022.

**  The Portfolio is also subject to a Total Expense Limit of 0.77% and 1.02% for Class I and Class II shares, respectively, which includes Acquired Fund Fees and Expenses as defined in the Portfolio's prospectus, effective through August 31, 2022.

For the six-months ended June 30, 2022, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Investment Advisory Fee Recaptured	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	3,746	-	-	3,746
Global Atlantic BlackRock Disciplined International Core Portfolio	61,622	15,502	-	77,124
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	6,455	-	-	6,455
Global Atlantic BlackRock Disciplined Value Portfolio	2,739	-	-	2,739
Global Atlantic BlackRock High Yield Portfolio	1,260	-	-	1,260
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,381	-	-	4,381

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2025
Global Atlantic BlackRock Allocation Portfolio	$19,679	$14,847	$3,906	$-
Global Atlantic BlackRock Disciplined Core Portfolio	93,032	107,215	26,103	-
Global Atlantic BlackRock Disciplined Growth Portfolio	10,039	14,202	6,246	3,746
Global Atlantic BlackRock Disciplined International Core Portfolio	48,584	186,121	151,178	61,622
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	55,910	68,221	21,503	6,455
Global Atlantic BlackRock Disciplined Value Portfolio	49,384	62,633	13,916	2,739
Global Atlantic BlackRock High Yield Portfolio	22,317	16,144	4,298	1,260
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	26,065	31,294	8,039	4,380

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

The following amounts expired unrecouped as of the date listed below:

December 31, 2021
Global Atlantic BlackRock Allocation Portfolio	$8,542
Global Atlantic BlackRock Disciplined Core Portfolio	50,540
Global Atlantic BlackRock Disciplined Growth Portfolio	3,754
Global Atlantic BlackRock Disciplined International Core Portfolio	9,810
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	35,854
Global Atlantic BlackRock Disciplined Value Portfolio	25,935
Global Atlantic BlackRock High Yield Portfolio	8,365
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	9,926

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses so that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the six months ended June 30, 2022.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six months ended June 30, 2022, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six-months ended June 30, 2022, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$18,031
Global Atlantic BlackRock Disciplined Core Portfolio	45,636
Global Atlantic BlackRock Disciplined Growth Portfolio	28,329
Global Atlantic BlackRock Disciplined International Core Portfolio	60,201
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	146,658
Global Atlantic BlackRock Disciplined Value Portfolio	9,225
Global Atlantic BlackRock High Yield Portfolio	892
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-

For the six-months ended June 30, 2022, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$3,429
Global Atlantic BlackRock Disciplined Core Portfolio	30,570
Global Atlantic BlackRock Disciplined Growth Portfolio	5,160
Global Atlantic BlackRock Disciplined International Core Portfolio	7,504
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	14,593
Global Atlantic BlackRock Disciplined Value Portfolio	12,302
Global Atlantic BlackRock High Yield Portfolio	2,892
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	3,620

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2022, Commonwealth Annuity and Life Insurance Company owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth Annuity and Life Insurance Company, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2021, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$64,278,789	$14,074,837	$(344,206)	$13,730,631
Global Atlantic BlackRock Disciplined Core Portfolio	510,235,082	212,615,234	(12,611,534)	200,003,700
Global Atlantic BlackRock Disciplined Growth Portfolio	83,030,687	43,733,962	(38,054,024)	5,679,938
Global Atlantic BlackRock Disciplined International Core Portfolio	152,928,454	31,332,109	(16,710,017)	14,622,092
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	309,402,498	67,124,719	(31,944,109)	35,180,610
Global Atlantic BlackRock Disciplined Value Portfolio	237,814,575	46,724,412	(4,649,832)	42,074,580
Global Atlantic BlackRock High Yield Portfolio	62,097,796	2,498,091	(346,060)	2,152,031
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	83,519,409	2,255,769	(411,984)	1,843,785

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2021 and 2020 were as follows:

For fiscal year ended 12/31/2021	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,737,400	$2,142,897	$-	$3,880,297
Global Atlantic BlackRock Disciplined Core Portfolio	12,830,306	21,861,489	-	34,691,795
Global Atlantic BlackRock Disciplined Growth Portfolio	699,793	1,173,202	-	1,872,995
Global Atlantic BlackRock Disciplined International Core Portfolio	2,551,441	-	-	2,551,441
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	6,491,316	17,190,734	-	23,682,050
Global Atlantic BlackRock Disciplined Value Portfolio	3,594,121	-	-	3,594,121
Global Atlantic BlackRock High Yield Portfolio	3,219,040	-	-	3,219,040
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,071,545	1,756,085	-	5,827,630
For fiscal year ended 12/31/2020	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$3,579,351	$1,661	$-	$3,581,012
Global Atlantic BlackRock Disciplined Core Portfolio	17,282,042	14,099,837	-	31,381,879
Global Atlantic BlackRock Disciplined Growth Portfolio	522,947	503,661	-	1,026,608
Global Atlantic BlackRock Disciplined International Core Portfolio	2,589,599	-	-	2,589,599

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

For fiscal year ended 12/31/2020	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$5,422,684	$9,307,944	$-	$14,730,628
Global Atlantic BlackRock Disciplined Value Portfolio	8,424,996	6,179,653	-	14,604,649
Global Atlantic BlackRock High Yield Portfolio	3,704,548	-	-	3,704,548
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,815,623	1,397,296	-	4,212,919

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic BlackRock Allocation Portfolio	$2,656,485	$5,617,663	$-	$-	$13,730,631	$22,004,779
Global Atlantic BlackRock Disciplined Core Portfolio	54,317,359	57,036,632	-	-	200,003,700	311,357,691
Global Atlantic BlackRock Disciplined Growth Portfolio	4,216,620	10,935,545	-	-	5,679,938	20,832,103
Global Atlantic BlackRock Disciplined International Core Portfolio	5,942,274	1,204,651	-	(3,151,462)	14,622,092	18,617,555
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	26,053,375	39,425,836	-	-	35,180,610	100,659,821
Global Atlantic BlackRock Disciplined Value Portfolio	29,201,402	19,072,153	-	-	42,074,580	90,348,135
Global Atlantic BlackRock High Yield Portfolio	2,964,050	-	-	(4,188,540)	2,152,031	927,541
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	1,342,237	84,853	-	-	1,843,785	3,270,875

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from C-Corporations, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $8,042 and $43 for Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio, respectively.

At December 31, 2021, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	-	3,151,462	3,151,462
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	-	-	-
Global Atlantic BlackRock High Yield Portfolio	2,443,866	1,744,674	4,188,540
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-	-	-

During the year ended December 31, 2021, the following Portfolios utilized capital loss carryforwards:

Utilized
Global Atlantic BlackRock Disciplined International Core Portfolio	$11,207,030
Global Atlantic BlackRock Disciplined Value Portfolio	3,459,411
Global Atlantic BlackRock High Yield Portfolio	1,452,500

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. In addition, the SEC recently adopted Rule 18f-4 under the 1940 Act which will regulate the use of derivatives for certain investment companies (the "Derivatives Rule"). The Derivatives Rule will require, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative "value-at-risk" test and update reporting and disclosure procedures. Although the full impact of the Derivatives Rule on the Portfolios remains uncertain, these requirements may limit the ability of a Portfolio to use derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies, as well as increase a Portfolio's expenses. Compliance with Rule 18f-4 will be required by August 2022. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio's ability to achieve its investment result.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of the Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as "COVID-19") has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

10.  OTHER RECENT DEVELOPMENTS

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. For example, the United Kingdom ("UK") withdrew from the EU in January 2020 (commonly known as "Brexit"). This commenced a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the EU's and the UK's relationship following the end of the transition period. Notwithstanding the TCA, there continues to be considerable uncertainty as to the UK's post-transition framework. The full impact of Brexit on the UK and EU economies and the broader global economy is not yet known. Although the full impact of Brexit is not yet known, the impact on the UK, EU and global markets could include increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Brexit may also have a negative impact on the economy and currency of the UK as a result of anticipated, or actual changes to the UK's economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio's investments economically tied to the UK or the EU.

On March 5, 2021, the United Kingdom's Financial Conduct Authority ("FCA") and ICE Benchmark Authority formally announced the dates after which the LIBORs will no longer be representative and subsequently cease publication. Certain LIBORs ceased publication on December 31, 2021, and others will cease publication after June 30, 2023. However, the FCA, the LIBOR administrator and other regulators also announced that certain sterling and yen LIBOR settings would be calculated on a "synthetic" basis through the end of 2022. In connection with supervisory guidance from regulators, certain regulated entities have ceased to enter into certain new LIBOR contracts after January 1, 2022. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub- Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

In addition, the outbreak of COVID-19, a respiratory illness caused by a novel strain of coronavirus, has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and greater overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2022

COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. The COVID-19 crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

11.  BOARD REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the "Commission") adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the "LRMP") that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund's portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Trust's Board of Trustees (the "Board"). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board previously approved the LRMP for the Trust and the appointment of the FVIT Liquidity Risk Management Program Committee (the "Committee") as the Program Administrator of the LRMP for the Trust. The Committee is comprised of the Trust's Chief Compliance Officer and other officers of the Trust and the Adviser. At the Board's regular meeting on May 5, 2022, the Trust's Chief Compliance Officer provided a report to the Board (the "Report") on the operation and effectiveness of the LRMP for the period April 1, 2021 through March 31, 2022 (the "Reporting Period"). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Portfolios' investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of portfolio investments, the Adviser utilizes a third party provider for liquidity monitoring services.

The Report stated that during this period, each Portfolio operated as a Primarily Highly Liquid Fund. Because each Portfolio consisted primarily of highly liquid investments that exceeded the 50% SEC threshold for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Portfolios, and each Portfolio was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred. The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Portfolios' liquidity risks for the Reporting Period.

12.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2022 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

Global Atlantic Portfolios

Expense Examples

June 30, 2022 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses

The "Actual" expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-22	Ending Account Value 6-30-22	Expenses Paid During Period*	Ending Account Value 6-30-22	Expenses Paid During Period*
Global Atlantic BlackRock Allocation Portfolio	I	0.33%	$1,000	$858.80	$1.52	$1,023.16	$1.66
Global Atlantic BlackRock Allocation Portfolio	II	0.58%	$1,000	$858.30	$2.67	$1,021.92	$2.91
Global Atlantic BlackRock Disciplined Core Portfolio	I	0.50%	$1,000	$797.10	$2.23	$1,022.32	$2.51
Global Atlantic BlackRock Disciplined Core Portfolio	II	0.75%	$1,000	$796.10	$3.34	$1,021.08	$3.76
Global Atlantic BlackRock Disciplined Growth Portfolio	I	0.48%	$1,000	$716.50	$2.04	$1,022.41	$2.41
Global Atlantic BlackRock Disciplined Growth Portfolio	II	0.73%	$1,000	$715.70	$3.11	$1,021.17	$3.66

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Global Atlantic Portfolios

Expense Examples (Continued)

June 30, 2022 (Unaudited)

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-22	Ending Account Value 6-30-22	Expenses Paid During Period*	Ending Account Value 6-30-22	Expenses Paid During Period*
Global Atlantic BlackRock Disciplined International Core Portfolio	I	0.72%	$1,000	$821.60	$3.25	$1,021.22	$3.61
Global Atlantic BlackRock Disciplined International Core Portfolio	II	0.97%	$1,000	$820.50	$4.38	$1,019.98	$4.86
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	I	0.65%	$1,000	$688.90	$2.72	$1,021.57	$3.26
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	II	0.90%	$1,000	$687.90	$3.77	$1,020.33	$4.51
Global Atlantic BlackRock Disciplined Value Portfolio	I	0.56%	$1,000	$863.40	$2.59	$1,022.02	$2.81
Global Atlantic BlackRock Disciplined Value Portfolio	II	0.81%	$1,000	$861.40	$3.74	$1,020.78	$4.06
Global Atlantic BlackRock High Yield Portfolio	I	0.61%	$1,000	$865.80	$2.82	$1,021.77	$3.06
Global Atlantic BlackRock High Yield Portfolio	II	0.86%	$1,000	$864.80	$3.98	$1,020.53	$4.31
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	I	0.45%	$1,000	$887.80	$2.11	$1,022.56	$2.26

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

◼ Social Security number and wire transfer instructions
◼ account transactions and transaction history
◼ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you	No	We don't share

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

◼ open an account or deposit money
◼ direct us to buy securities or direct us to sell your securities
◼ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

◼ sharing for affiliates' everyday business purposes – information about your creditworthiness.
◼ affiliates from using your information to market to you.
◼ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◼ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼ Forethought Variable Insurance Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios' Form N-PORTs are available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios. Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees since the date of the registrant’s prior report on Form N-CSR or, as applicable, in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)).

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	08/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric D. Todd
Eric D. Todd President
President (Principal Executive Officer)

Date	08/30/2022

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	08/30/2022

* Print the name and title of each signing officer under his or her signature.